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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number ________811-04550___________________________

___________The MainStay Funds_______________________________________________
(Exact name of registrant as specified in charter)

_________51 Madison Avenue, New York, New York 10010_________________________
(Address of principal executive offices)      (Zip Code)

__________Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054___
(Name and address of agent for service)

Registrant's telephone number, including area code: ___212-576-7000________

Date of fiscal year end: __________October 31____________

Date of reporting period: January 31, 2008

Item 1. Schedule of Investments.

The schedule of investments for the period ended January 31, 2008 is filed herewith.

MainStay Capital Appreciation Fund
Portfolio of Investments	January 31, 2008 unaudited

			Shares	Value
	Common Stocks (91.8%)	†
	Aerospace & Defense (3.8%)
❖	Precision Castparts Corp.		189,600	$21,576,480
	United Technologies Corp.		151,700	11,136,297
				32,712,777

	Automobiles (0.2%)
	Harley-Davidson, Inc.		52,200	2,118,276

	Beverages (1.2%)
	Coca-Cola Co. (The)		176,400	10,437,588

	Biotechnology (2.8%)
	Celgene Corp.	(a)	186,100	10,442,071
	Genentech, Inc.	(a)	131,900	9,258,061
	Gilead Sciences, Inc.	(a)	95,900	4,381,671
				24,081,803

	Capital Markets (1.9%)
	Goldman Sachs Group, Inc. (The)		51,400	10,319,578
	Merrill Lynch & Co., Inc.		117,000	6,598,800
				16,918,378

	Commercial Services & Supplies (0.6%)
	Manpower, Inc.		86,200	4,849,612

	Communications Equipment (2.6%)
	Cisco Systems, Inc.	(a)	667,000	16,341,500
	Research In Motion, Ltd.	(a)	66,100	6,205,468
				22,546,968

	Computers & Peripherals (7.1%)
❖	Apple, Inc.	(a)	188,500	25,515,360
	EMC Corp.	(a) (b)	407,100	6,460,677
	Hewlett-Packard Co.		474,400	20,755,000
	Network Appliance, Inc.	(a)	391,700	9,095,274
				61,826,311

	Diversified Financial Services (1.9%)
	IntercontinentalExchange, Inc.	(a)	116,700	16,333,332

	Diversified Telecommunication Services (2.4%)
❖	AT&T, Inc.		542,300	20,873,126

	Electronic Equipment & Instruments (2.0%)
	Amphenol Corp. Class A		443,900	17,729,366

	Energy Equipment & Services (8.5%)
	Baker Hughes, Inc.		89,000	5,778,770
	Cameron International Corp.	(a)	394,200	15,870,492
	Halliburton Co.		506,300	16,793,971
	National Oilwell Varco, Inc.	(a)	344,700	20,761,281
	Smith International, Inc.		153,200	8,304,972
	Transocean, Inc.	(a)	53,400	6,546,840
				74,056,326

	Health Care Providers & Services (3.7%)
	Humana, Inc.	(a)	252,300	20,259,690
	Medco Health Solutions, Inc.	(a)	148,800	7,451,904
	WellPoint, Inc.	(a)	63,200	4,942,240
				32,653,834

	Household Products (0.5%)
	Colgate-Palmolive Co.		55,600	4,281,200

	Independent Power Producers & Energy Traders (2.0%)
	NRG Energy, Inc.	(a)	457,800	17,666,502

	Insurance (2.0%)
	Assurant, Inc.		264,700	17,176,383

	Internet Software & Services (4.0%)
	Akamai Technologies, Inc.	(a) (b)	351,500	10,615,300
❖	Google, Inc. Class A	(a)	42,600	24,039,180
				34,654,480

	IT Services (1.0%)
	Cognizant Technology Solutions Corp. Class A	(a)	299,600	8,358,840

	Life Sciences Tools & Services (2.6%)
❖	Thermo Fisher Scientific, Inc.	(a)	442,300	22,774,027

	Media (1.9%)
	DIRECTV Group, Inc. (The)	(a)	744,500	16,810,810

	Metals & Mining (3.9%)
	Allegheny Technologies, Inc.		123,400	8,687,360
❖	Southern Copper Corp.	(b)	274,000	25,712,160
				34,399,520

	Multiline Retail (2.7%)
	J.C. Penney Co., Inc.		241,400	11,444,774
	Kohl's Corp.	(a)	272,800	12,450,592
				23,895,366

	Multi-Utilities (1.5%)
	CenterPoint Energy, Inc.		788,600	12,625,486

	Oil, Gas & Consumable Fuels (6.3%)
	ExxonMobil Corp.		139,900	12,087,360
	Williams Cos., Inc.		633,800	20,262,586
❖	XTO Energy, Inc.		434,375	22,561,438
				54,911,384

	Pharmaceuticals (1.7%)
	Merck & Co., Inc.		83,200	3,850,496
	Schering-Plough Corp.		547,500	10,714,575
				14,565,071

	Road & Rail (1.6%)
	Norfolk Southern Corp.		257,900	14,027,181

	Semiconductors & Semiconductor Equipment (5.0%)
	Intel Corp.		279,300	5,921,160
❖	MEMC Electronic Materials, Inc.	(a)	320,300	22,888,638
	NVIDIA Corp.	(a)	583,650	14,351,954
				43,161,752

	Software (6.3%)
❖	Microsoft Corp.		984,000	32,078,400
❖	Oracle Corp.	(a)	1,089,400	22,387,170
				54,465,570

	Specialty Retail (6.6%)
	Abercrombie & Fitch Co. Class A		183,700	14,639,053
	American Eagle Outfitters, Inc.		476,800	10,980,704
	AutoZone, Inc.	(a)	115,300	13,937,464
	TJX Cos., Inc.		574,800	18,140,688
				57,697,909

	Textiles, Apparel & Luxury Goods (2.3%)
	Coach, Inc.	(a)	291,200	9,332,960
	Polo Ralph Lauren Corp.	(b)	182,200	11,039,498
				20,372,458

	Tobacco (1.2%)
	Altria Group, Inc.		140,800	10,675,456

	Total Common Stocks
	(Cost $716,229,962)			799,657,092

	Exchange Traded Fund (0.5%)
	Ultra Financials Proshares	(c)	111,600	4,558,860
	Total Exchange Traded Fund
	(Cost $4,274,613)			4,558,860

			Principal
			Amount
	Short-Term Investments (11.3%)

	Commercial Paper (6.3%)
	Abbey National North America LLC
	3.13%, due 2/4/08		$9,000,000	8,997,653
	American General Finance Corp.
	3.04%, due 2/5/08		10,000,000	9,996,622
	American Honda Finance Corp.
	3.10%, due 2/5/08		7,000,000	6,997,589
	Deutsche Bank Financial LLC
	3.10%, due 2/1/08		9,305,000	9,305,000
	General Electric Capital Corp.
	3.07%, due 2/7/08		10,145,000	10,139,809
	National Australia Funding Delaware, Inc.
	3.14%, due 2/6/08	(d)	9,000,000	8,996,075
	Total Commercial Paper
	(Cost $54,432,748)			54,432,748

			Shares
	Investment Company (5.0%)
	State Street Navigator Securities Lending Prime Portfolio	(e)	43,862,900	43,862,900
	Total Investment Company
	(Cost $43,862,900)			43,862,900

	Total Short-Term Investments
	(Cost $98,295,648)			98,295,648

	Total Investments
	(Cost $818,800,223)	(f)	103.6%	902,511,600

	Liabilities in Excess of
	Cash and Other Assets		(3.6)	(31,246,315)

	Net Assets		100.0%	$871,265,285

†	Percentages indicated are based on Fund net assets.
❖	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $42,321,526; cash collateral of $43,862,900 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(d)	May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(e)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	At January 31, 2008, cost is $818,848,872 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation		$135,190,831
	Gross unrealized depreciation		(51,528,103)
	Net unrealized appreciation		$83,662,728

MainStay Common Stock Fund
Portfolio of Investments	January 31, 2008 unaudited

			Shares	Value
	Common Stocks (98.3%)	†
	Aerospace & Defense (2.9%)
	Boeing Co. (The)		68,030	$5,658,735
	Goodrich Corp.	(a)	9,145	572,020
	Honeywell International, Inc.		20,315	1,200,007
	L-3 Communications Holdings, Inc.		13,179	1,460,629
	Lockheed Martin Corp.		43,145	4,656,208
	Raytheon Co.		2,642	172,100
				13,719,699

	Air Freight & Logistics (0.6%)
	FedEx Corp.		28,632	2,676,519

	Airlines (0.5%)
	Southwest Airlines Co.		206,373	2,420,755

	Auto Components (0.2%)
	BorgWarner, Inc.		17,557	888,560

	Beverages (1.8%)
	Coca-Cola Co. (The)		42,729	2,528,275
	Coca-Cola Enterprises, Inc.		77,552	1,789,125
	Pepsi Bottling Group, Inc. (The)		38,171	1,330,259
	PepsiCo, Inc.		47,631	3,247,958
				8,895,617

	Biotechnology (0.3%)
	Biogen Idec, Inc.	(b)	21,155	1,289,397

	Building Products (0.5%)
	Masco Corp.	(a)	101,232	2,321,250
	Trane, Inc.		3,522	157,715
				2,478,965

	Capital Markets (5.0%)
	Ameriprise Financial, Inc.		63,627	3,519,209
	Bank of New York Mellon Corp. (The)		104,685	4,881,462
	Charles Schwab Corp. (The)		176,529	3,936,597
	Franklin Resources, Inc.		5,336	556,171
	Goldman Sachs Group, Inc. (The)		135	27,104
	Janus Capital Group, Inc.	(a)	15,135	408,796
	Merrill Lynch & Co., Inc.		8,293	467,725
	Morgan Stanley		92,671	4,580,728
	Northern Trust Corp.		49,953	3,664,552
	State Street Corp.		17,897	1,469,702
	Waddell & Reed Financial, Inc. Class A	(a)	8,559	283,988
				23,796,034

	Chemicals (2.3%)
	Ashland, Inc.		1,565	71,254
	CF Industries Holdings, Inc.		8,419	900,244
	Dow Chemical Co. (The)		61,119	2,362,861
	Eastman Chemical Co.		11,506	760,201
	Lubrizol Corp. (The)		13,443	707,236
	Monsanto Co.		46,041	5,176,850
	Terra Industries, Inc.	(a) (b)	19,189	864,848
				10,843,494

	Commercial Banks (0.3%)
	Cullen/Frost Bankers, Inc.		2,948	160,489
	GB&T Bancshares, Inc.		449	4,737
	National City Corp.	(a)	106	1,886
	PNC Financial Services Group, Inc.		183	12,008
	SunTrust Banks, Inc.		8,861	610,966
	Wachovia Corp.		458	17,830
	Wells Fargo & Co.		24,164	821,818
				1,629,734

	Commercial Services & Supplies (0.4%)
	Allied Waste Industries, Inc.	(b)	49,120	483,832
	Brink's Co. (The)		5,049	306,121
	ChoicePoint, Inc.	(b)	1,729	57,558
	Copart, Inc.	(b)	3,471	141,894
	Dun & Bradstreet Corp. (The)		2,662	244,851
	Manpower, Inc.		2,097	117,977
	Monster Worldwide, Inc.	(b)	4,827	134,432
	Robert Half International, Inc.		5,769	160,263
	Waste Management, Inc.		13,524	438,719
				2,085,647

	Communications Equipment (1.3%)
	Cisco Systems, Inc.	(b)	150,181	3,679,435
	Juniper Networks, Inc.	(b)	97,717	2,653,017
				6,332,452

	Computers & Peripherals (6.4%)
	Apple, Inc.	(b)	43,473	5,884,505
	Dell, Inc.	(b)	177,498	3,557,060
	EMC Corp.	(b)	203,761	3,233,687
	Hewlett-Packard Co.		95,294	4,169,113
❖	International Business Machines Corp.		83,909	9,006,792
	Lexmark International, Inc. Class A	(b)	19,633	710,911
	Network Appliance, Inc.	(b)	95,868	2,226,055
	QLogic Corp.	(b)	33,619	480,752
	Sun Microsystems, Inc.	(b)	22,329	390,758
	Western Digital Corp.	(b)	43,161	1,141,608
				30,801,241

	Construction & Engineering (0.7%)
	Fluor Corp.		23,373	2,843,793
	KBR, Inc.	(b)	16,657	526,195
				3,369,988

	Consumer Finance (1.5%)
	American Express Co.		38,203	1,884,172
	Capital One Financial Corp.		60,088	3,293,423
	Discover Financial Services		111,813	1,956,728
				7,134,323

	Containers & Packaging (0.1%)
	Ball Corp.		3,402	156,118
	Pactiv Corp.	(b)	16,076	459,934
				616,052

	Diversified Consumer Services (0.5%)
	Apollo Group, Inc. Class A	(b)	29,585	2,359,108
	Sotheby's Holdings, Inc. Class A		1,573	48,873
				2,407,981

	Diversified Financial Services (2.3%)
	Bank of America Corp.		97,588	4,328,028
	Citigroup, Inc.		120,243	3,393,257
	JPMorgan Chase & Co.		65,869	3,132,071
				10,853,356

	Diversified Telecommunication Services (2.8%)
❖	AT&T, Inc.		155,600	5,989,044
	Citizens Communications Co.		267	3,062
❖	Verizon Communications, Inc.		188,061	7,304,289
				13,296,395

	Electric Utilities (0.7%)
	Edison International		50,395	2,628,603
	FPL Group, Inc.		15,016	968,232
				3,596,835

	Electrical Equipment (0.2%)
	Emerson Electric Co.		12,276	624,112
	Rockwell Automation, Inc.		129	7,356
	Thomas & Betts Corp.	(b)	7,304	330,506
				961,974

	Electronic Equipment & Instruments (0.9%)
	Arrow Electronics, Inc.	(b)	23,859	816,455
	Avnet, Inc.	(b)	23,372	832,277
	Molex, Inc.		34,935	839,837
	Tyco Electronics, Ltd.		58,694	1,984,444
				4,473,013

	Energy Equipment & Services (2.6%)
	Cameron International Corp.	(b)	1,684	67,798
	ENSCO International, Inc.		34,055	1,740,892
	FMC Technologies, Inc.	(b)	3,458	166,537
	Halliburton Co.		11,790	391,074
	Nabors Industries, Ltd.	(b)	1,062	28,908
	National Oilwell Varco, Inc.	(b)	53,668	3,232,424
	Patterson-UTI Energy, Inc.		26,326	515,463
	Pride International, Inc.	(b)	32,849	1,041,642
	Schlumberger, Ltd.		12,063	910,274
	Tidewater, Inc.		3,778	200,083
	Transocean, Inc.	(b)	33,775	4,140,815
				12,435,910

	Food & Staples Retailing (0.5%)
	Costco Wholesale Corp.		16,463	1,118,496
	Wal-Mart Stores, Inc.		25,046	1,274,340
				2,392,836

	Food Products (0.2%)
	Corn Products International, Inc.		7,128	240,926
	General Mills, Inc.		7,911	432,020
	Tyson Foods, Inc. Class A		28,366	404,216
				1,077,162

	Gas Utilities (0.1%)
	ONEOK, Inc.		6,415	301,505

	Health Care Equipment & Supplies (0.3%)
	Covidien, Ltd.		583	26,019
	DENTSPLY International, Inc.		15,032	620,972
	Medtronic, Inc.		16,269	757,647
				1,404,638

	Health Care Providers & Services (6.2%)
	Aetna, Inc.		76,829	4,091,913
	AmerisourceBergen Corp.		47,069	2,195,769
	Coventry Health Care, Inc.	(b)	40,287	2,279,438
	Health Net, Inc.	(b)	21,640	1,006,044
	Humana, Inc.	(b)	44,931	3,607,959
	Lincare Holdings, Inc.	(b)	16,187	540,808
	McKesson Corp.		60,933	3,825,983
	Medco Health Solutions, Inc.	(b)	79,372	3,974,950
	Patterson Cos., Inc.	(b)	2,364	75,743
	UnitedHealth Group, Inc.		92,297	4,692,379
	WellCare Health Plans, Inc.	(b)	880	41,351
	WellPoint, Inc.	(b)	42,441	3,318,886
				29,651,223

	Hotels, Restaurants & Leisure (0.5%)
	Brinker International, Inc.		2,357	43,864
	Darden Restaurants, Inc.		24,372	690,215
	McDonald's Corp.		26,871	1,438,942
	Wendy's International, Inc.		5,181	126,520
				2,299,541

	Household Durables (0.5%)
	Black & Decker Corp.		15,269	1,107,613
	Centex Corp.		3,778	104,953
	D.R. Horton, Inc.		12,987	224,026
	Leggett & Platt, Inc.		17,993	342,227
	Lennar Corp. Class A	(a)	8,969	184,761
	NVR, Inc.	(a) (b)	540	341,010
	Pulte Homes, Inc.		14,891	243,319
				2,547,909

	Household Products (2.3%)
	Colgate-Palmolive Co.		7,563	582,351
	Kimberly-Clark Corp.		14,747	968,141
❖	Procter & Gamble Co. (The)		147,781	9,746,157
				11,296,649

	Independent Power Producers & Energy Traders (0.3%)
	AES Corp. (The)	(b)	80,416	1,534,337

	Industrial Conglomerates (3.2%)
❖	General Electric Co.		310,167	10,983,013
	Teleflex, Inc.		4,608	272,425
	Tyco International, Ltd.		102,025	4,015,704
				15,271,142

	Insurance (8.5%)
	ACE, Ltd.		65,800	3,838,772
	Aflac, Inc.		71,801	4,403,555
	Allstate Corp. (The)		59,650	2,938,956
	American International Group, Inc.		43,965	2,425,109
	Aon Corp.		2,489	108,321
	Assurant, Inc.		9,572	621,127
	Chubb Corp. (The)		8,543	442,442
	Fidelity National Financial, Inc. Class A		5,229	102,959
	Genworth Financial, Inc. Class A		107,937	2,627,187
	Hartford Financial Services Group, Inc.		5,505	444,639
	HCC Insurance Holdings, Inc.		18,714	521,372
	Lincoln National Corp.		66,225	3,599,991
	Loews Corp.		73,335	3,424,011
	MetLife, Inc.		8,602	507,260
	Old Republic International Corp.		20,587	307,364
	Principal Financial Group, Inc.		58,506	3,487,543
	Prudential Financial, Inc.		46,171	3,895,447
	Travelers Cos., Inc. (The)		79,877	3,842,084
	Unum Group		32,815	742,275
	W.R. Berkley Corp.		31,809	962,540
	XL Capital, Ltd. Class A		30,122	1,355,490
				40,598,444

	Internet & Catalog Retail (0.5%)
	Expedia, Inc.	(b)	57,448	1,322,453
	IAC/InterActiveCorp.	(b)	51,107	1,325,716
				2,648,169

	Internet Software & Services (1.6%)
	eBay, Inc.	(b)	94,736	2,547,451
	Google, Inc. Class A	(b)	7,391	4,170,741
	VeriSign, Inc.	(b)	24,085	816,963
				7,535,155

	IT Services (1.2%)
	Affiliated Computer Services, Inc. Class A	(b)	9,443	460,346
	Computer Sciences Corp.	(b)	47,284	2,001,059
	Convergys Corp.	(b)	4,066	63,064
	CSG Systems International, Inc.	(b)	45	574
	DST Systems, Inc.	(b)	1,196	85,514
	Electronic Data Systems Corp.		139,580	2,805,558
	Fiserv, Inc.	(b)	6,107	313,717
				5,729,832

	Leisure Equipment & Products (0.2%)
	Eastman Kodak Co.	(a)	9,103	181,423
	Hasbro, Inc.		25,348	658,288
				839,711

	Life Sciences Tools & Services (0.2%)
	Invitrogen Corp.	(b)	8,965	768,032
	Ventana Medical Systems, Inc.	(b)	734	65,363
				833,395

	Machinery (2.5%)
	AGCO Corp.	(a) (b)	17,881	1,076,794
	Caterpillar, Inc.		70,742	5,032,586
	Cummins, Inc.		32,683	1,577,935
	Deere & Co.		41,697	3,659,329
	Parker Hannifin Corp.		6,047	408,838
	SPX Corp.		1,395	140,337
				11,895,819

	Media (2.4%)
	CBS Corp. Class B		17,395	438,180
	Clear Channel Communications, Inc.		14,909	457,855
	DIRECTV Group, Inc. (The)	(b)	123,731	2,793,846
	Omnicom Group, Inc.		28,244	1,281,430
	Time Warner, Inc.		263,741	4,151,283
	Viacom, Inc. Class B	(b)	62,971	2,440,756
				11,563,350

	Metals & Mining (1.2%)
	Freeport-McMoRan Copper & Gold, Inc. Class B		47,833	4,258,572
	Nucor Corp.		8,879	513,206
	United States Steel Corp.		10,557	1,077,975
				5,849,753

	Multiline Retail (0.3%)
	Big Lots, Inc.	(a) (b)	9,538	165,580
	Dollar Tree Stores, Inc.	(b)	9,718	272,201
	Family Dollar Stores, Inc.		24,334	511,744
	Macy's, Inc.		15,103	417,447
				1,366,972

	Multi-Utilities (0.0%)	‡
	Dominion Resources, Inc.		4,956	213,108
	Sempra Energy		652	36,447
				249,555

	Oil, Gas & Consumable Fuels (12.5%)
	Apache Corp.		33,079	3,157,060
	Chesapeake Energy Corp.		87,733	3,266,300
	Chevron Corp.		58,721	4,961,925
	Cimarex Energy Co.		14,061	573,829
❖	ConocoPhillips		102,462	8,229,748
	Devon Energy Corp.		47,233	4,013,860
❖	ExxonMobil Corp.		211,843	18,303,235
	Frontier Oil Corp.		10,341	364,727
	Hess Corp.		38,410	3,488,780
	Murphy Oil Corp.		6,763	497,351
	Noble Energy, Inc.		26,276	1,907,112
	Occidental Petroleum Corp.		78,382	5,319,786
	Sunoco, Inc.		13,943	867,255
	Tesoro Corp.		26,169	1,021,899
	Valero Energy Corp.		72,435	4,287,428
				60,260,295

	Pharmaceuticals (3.6%)
	Abbott Laboratories		4,988	280,821
	Endo Pharmaceuticals Holdings, Inc.	(b)	26,191	684,633
	Forest Laboratories, Inc.	(b)	177	7,039
	Johnson & Johnson		64,686	4,092,036
	King Pharmaceuticals, Inc.	(b)	13,821	144,982
	Merck & Co., Inc.		42,317	1,958,431
❖	Pfizer, Inc.		404,609	9,463,805
	Watson Pharmaceuticals, Inc.	(b)	20,847	544,315
				17,176,062

	Real Estate Management & Development (0.0%)	‡
	Jones Lang LaSalle, Inc.		848	65,974

	Road & Rail (0.2%)
	Ryder System, Inc.		16,314	849,307

	Semiconductors & Semiconductor Equipment (4.0%)
	Analog Devices, Inc.		85,610	2,427,900
	Applied Materials, Inc.		154,349	2,765,934
	Intel Corp.		270,972	5,744,606
	KLA-Tencor Corp.		6,560	274,077
	Lam Research Corp.	(b)	2,839	108,989
	MEMC Electronic Materials, Inc.	(b)	7,255	518,442
	National Semiconductor Corp.		8,492	156,508
	Novellus Systems, Inc.	(b)	32,324	768,018
	NVIDIA Corp.	(b)	86,888	2,136,576
	Teradyne, Inc.	(b)	5,243	57,516
	Texas Instruments, Inc.		140,490	4,345,356
				19,303,922

	Software (3.8%)
	Autodesk, Inc.	(b)	7,562	311,176
	BMC Software, Inc.	(b)	54,938	1,760,214
	CA, Inc.		27,650	609,130
❖	Microsoft Corp.		314,765	10,261,339
	Novell, Inc.	(b)	95,574	607,851
	Oracle Corp.	(b)	4,556	93,626
	Symantec Corp.	(b)	226,014	4,052,431
	Synopsys, Inc.	(b)	28,402	625,412
				18,321,179

	Specialty Retail (4.0%)
	American Eagle Outfitters, Inc.		26,109	601,290
	AutoZone, Inc.	(b)	12,096	1,462,164
	Best Buy Co., Inc.	(a)	70,953	3,463,216
	GameStop Corp. Class A	(a) (b)	18,767	970,817
	Gap, Inc. (The)		116,208	2,221,897
	Home Depot, Inc. (The)	(a)	184,692	5,664,504
	Lowe's Cos., Inc.		37,726	997,475
	RadioShack Corp.	(a)	21,331	370,093
	Sherwin-Williams Co. (The)		29,273	1,674,708
	Staples, Inc.		22,668	542,672
	TJX Cos., Inc.		44,095	1,391,638
				19,360,474

	Textiles, Apparel & Luxury Goods (0.8%)
	Hanesbrands, Inc.	(b)	2,444	62,591
	NIKE, Inc. Class B		48,298	2,982,884
	Polo Ralph Lauren Corp.		14,045	850,987
				3,896,462

	Thrifts & Mortgage Finance (0.2%)
	Countrywide Financial Corp.	(a)	105,713	735,762

	Tobacco (0.9%)
	Altria Group, Inc.		41,127	3,118,249
	Reynolds American, Inc.	(a)	17,687	1,120,118
				4,238,367

	Wireless Telecommunication Services (0.8%)
	Sprint Nextel Corp.		258,143	2,718,246
	Telephone and Data Systems, Inc.		20,923	1,103,479
				3,821,725

	Total Common Stocks
	(Cost $477,076,821)			471,920,567

	Exchange Traded Fund (1.5%)
❖	S&P 500 Index - SPDR Trust Series 1	(a) (c)	51,119	7,008,415
	Total Exchange Traded Fund
	(Cost $7,166,562)			7,008,415

	Short-Term Investment (3.4%)
	Investment Company (3.4%)
	State Street Navigator Securities Lending Prime Portfolio	(d)	16,516,665	16,516,665
	Total Short-Term Investment
	(Cost $16,516,665)			16,516,665

	Total Investments
	(Cost $500,760,048)	(e)	103.2%	495,445,647

	Liabilities in Excess of
	Cash and Other Assets		(3.2)	(15,183,334)

	Net Assets		100.0%	$480,262,313

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
❖	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
(a)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $16,002,635; cash collateral of $16,516,665 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Non-income producing security.
(c)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(d)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	At January 31, 2008, cost is $502,176,418 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$25,867,092
	Gross unrealized depreciation		(32,597,863)
	Net unrealized depreciation		$(6,730,771)

MainStay Convertible Fund
Portfolio of Investments	January 31, 2008 unaudited
			Principal
			Amount	Value
	Convertible Securities (85.6%)	†
	Convertible Bonds (64.8%)
	Advertising (0.8%)
	Interpublic Group of Cos., Inc.
	4.50%, due 3/15/23		$4,040,000	$4,090,500

	Aerospace & Defense (4.9%)
	AAR Corp.
	1.75%, due 2/1/26		3,243,000	3,891,600
	DRS Technologies, Inc.
	2.00%, due 2/1/26	(a)	4,870,000	5,259,600
	L-3 Communications Corp.
	3.00%, due 8/1/35	(a)	6,455,000	8,157,506
	Triumph Group, Inc.
	2.625%, due 10/1/26	(b)	5,764,000	7,104,130
				24,412,836

	Airlines (1.0%)
	AMR Corp.
	4.50%, due 2/15/24	(b)	5,009,000	5,253,189

	Auto Manufacturers (0.8%)
	Ford Motor Co.
	4.25%, due 12/15/36		3,855,000	3,869,456

	Auto Parts & Equipment (0.3%)
	ArvinMeritor, Inc.
	4.00%, due 2/15/27
	(zero coupon), beginning 2/15/19	(a) (b)	1,732,000	1,396,425

	Biotechnology (1.8%)
	Amgen, Inc.
	0.125%, due 2/1/11	(a)	4,590,000	4,297,388
	0.125%, due 2/1/11		5,275,000	4,938,719
				9,236,107

	Communications Equipment (0.9%)
	Comtech Telecommunications Corp.
	2.00%, due 2/1/24
	(zero coupon), beginning 2/1/11		2,971,000	4,419,363

	Computers (3.5%)
	Credit Suisse USA, Inc.
	(Hewlett-Packard Co.)
	1.00%, due 3/23/11	(c)	4,392,000	4,987,555
	EMC Corp.
	1.75%, due 12/1/11	(a)	7,215,000	9,081,881
	1.75%, due 12/1/11		2,682,000	3,375,968
				17,445,404

	Diversified Financial Services (4.0%)
	Countrywide Financial Corp.
	0.758%, due 4/15/37	(d)	2,894,000	2,654,956
❖	Merrill Lynch & Co., Inc.
	(zero coupon), due 3/13/32		15,943,000	17,427,293
				20,082,249

	Electronics (2.8%)
❖	Fisher Scientific International, Inc.
	3.25%, due 3/1/24	(b)	9,730,000	14,035,525

	Energy - Alternate Sources (3.0%)
❖	Covanta Holding Corp.
	1.00%, due 2/1/27		13,986,000	14,982,503

	Energy Equipment & Services (4.1%)
❖	Transocean, Inc.
	Series C
	1.50%, due 12/15/37		19,443,000	20,536,662

	Environmental Control (1.7%)
	Waste Connections, Inc.
	3.75%, due 4/1/26	(a)	2,510,000	2,742,175
	3.75%, due 4/1/26		5,460,000	5,965,050
				8,707,225

	Food (3.3%)
	Lehman Brothers Holdings, Inc.
	(Whole Foods Market, Inc.) Series WFMI
	1.25%, due 2/6/14	(c)	11,978,000	11,792,341
	Spartan Stores, Inc.
	3.375%, due 5/15/27	(a)	5,749,000	4,750,111
				16,542,452

	Food Products (1.3%)
	General Mills, Inc.
	4.301%, due 4/11/37	(b) (d)	6,714,000	6,730,785

	Health Care-Products (3.9%)
	Henry Schein, Inc.
	3.00%, due 8/15/34		2,709,000	3,711,330
	Hologic, Inc.
	2.00%, due 12/15/37
	(zero coupon), beginning 12/15/13		6,870,000	7,350,900
	Medtronic, Inc.
	1.625%, due 4/15/13	(a)	2,230,000	2,349,863
❖	1.625%, due 4/15/13		12,553,000	13,227,724
				26,639,817

	Household Products & Wares (1.6%)
	Church & Dwight Co., Inc.
	5.25%, due 8/15/33		4,557,000	7,946,269

	Internet (0.0%)	‡
	At Home Corp.
	4.75%, due 12/19/08	(e) (f) (g) (h)	9,147,056	915

	Mining (0.7%)
	Newmont Mining Corp.
	1.25%, due 7/15/14	(a)	1,333,000	1,854,536
	1.625%, due 7/15/17	(a)	1,333,000	1,864,534
				3,719,070

	Miscellaneous - Manufacturing (0.9%)
	Eastman Kodak Co.
	3.375%, due 10/15/33		4,883,000	4,834,170

	Oil & Gas (3.2%)
	Chesapeake Energy Corp.
	2.50%, due 5/15/37		9,230,000	10,049,163
	Pride International, Inc.
	3.25%, due 5/1/33		4,660,000	5,970,625
				16,019,788

	Oil & Gas Services (8.0%)
❖	Cameron International Corp.
	2.50%, due 6/15/26		8,653,000	11,843,794
	Halliburton Co.
	3.125%, due 7/15/23		6,544,000	11,607,420
❖	Schlumberger, Ltd.
	1.50%, due 6/1/23	(b)	7,946,000	16,577,343
				40,028,557

	Pharmaceuticals (4.6%)
	Teva Pharmaceutical Finance Co. B.V.
	Series D
	1.75%, due 2/1/26	(b)	4,908,000	5,668,740
❖	Teva Pharmaceutical Finance LLC
	Series A
	0.50%, due 2/1/24	(b)	10,858,000	13,694,653
	Watson Pharmaceuticals, Inc.
	1.75%, due 3/15/23		3,820,000	3,643,325
				23,006,718

	Semiconductors & Semiconductor Equipment (1.5%)
	Intel Corp.
	2.95%, due 12/15/35		7,358,000	7,358,000

	Software (1.4%)
	Sybase, Inc.
	1.75%, due 2/22/25		5,641,000	7,023,045

	Specialty Retail (2.0%)
	Lowe's Cos., Inc.
	(zero coupon), due 10/19/21		10,247,000	10,067,678

	Telecommunications (1.4%)
	SBA Communications Corp.
	0.375%, due 12/1/10	(a)	4,899,000	5,205,188
	0.375%, due 12/1/10	(b)	1,689,000	1,794,563
				6,999,751

	Total Convertible Bonds
	(Cost $314,527,834)			325,384,459

			Shares
	Convertible Preferred Stocks (20.8%)
	Auto Manufacturers (2.2%)
	General Motors Corp.
	6.25% Series C		523,400	11,043,740

	Chemicals (1.5%)
	Celanese Corp.
	4.25%		156,210	7,543,381

	Commercial Banks (3.6%)
❖	Bank of America Corp.
	7.25%		16,295	18,282,990

	Diversified Financial Services (4.6%)
	Affiliated Managers Group, Inc.
	5.10%		110,600	5,170,550
❖	Citigroup, Inc.
	6.50%		327,357	17,693,646
				22,864,196

	Insurance (1.9%)
	MetLife, Inc.
	6.375%		320,800	9,344,904

	Investment Companies (0.9%)
	Vale Capital, Ltd.
	5.50% Series RIO		74,850	4,528,425

	Mining (1.4%)
	Freeport-McMoRan Copper & Gold, Inc.
	6.75%		53,460	7,099,488

	Pharmaceuticals (1.4%)
	Schering-Plough Corp.
	6.00%		37,000	7,088,830

	Thrifts & Mortgage Finance (1.7%)
	Washington Mutual, Inc.
	7.75% Series R		7,290	8,412,660

	Wireless Telecommunication Services (1.6%)
	Crown Castle International Corp.
	6.25%		142,100	8,028,650

	Total Convertible Preferred Stocks
	(Cost $102,795,336)			104,237,264

	Total Convertible Securities
	(Cost $417,323,170)			429,621,723

	Common Stocks (9.7%)
	Aerospace & Defense (0.2%)
	Argon ST, Inc.	(i)	54,400	958,528

	Auto Manufacturers (0.0%)	‡
	Ford Motor Co.	(i)	1	7

	Capital Markets (1.0%)
	Merrill Lynch & Co., Inc.		43,200	2,436,480
	Morgan Stanley		52,500	2,595,075
				5,031,555

	Electronics (0.2%)
	Axsys Technologies, Inc.	(i)	28,200	1,067,652

	Engineering & Construction (0.4%)
	McDermott International, Inc.	(i)	42,300	1,995,714

	Health Care-Products (2.2%)
	Boston Scientific Corp.	(i)	284,600	3,452,198
	Johnson & Johnson		122,000	7,717,720
				11,169,918

	Oil & Gas (0.7%)
	Hess Corp.		35,900	3,260,797

	Oil & Gas Services (0.9%)
	Baker Hughes, Inc.		26,300	1,707,659
	Gulf Island Fabrication, Inc.		16,900	422,838
	ION Geophysical Corp.	(i)	192,000	2,380,800
				4,511,297

	Oil, Gas & Consumable Fuels (0.3%)
	Frontier Oil Corp.		39,600	1,396,692

	Retail (2.2%)
	Costco Wholesale Corp.		159,803	10,857,016

	Software (1.2%)
	Microsoft Corp.		191,600	6,246,160

	Transportation (0.4%)
	Tidewater, Inc.		37,600	1,991,296

	Total Common Stocks
	(Cost $43,160,446)			48,486,632

			Principal
			Amount
	Short-Term Investments (10.1%)

	Commercial Paper (4.7%)
	AIG Funding, Inc.
	3.00%, due 2/5/08		$9,040,000	9,036,987
	3.04%, due 2/5/08		5,000,000	4,998,311
	Deutsche Bank Financial LLC
	3.10%, due 2/1/08		9,585,000	9,585,000
	Total Commercial Paper
	(Cost $23,620,298)			23,620,298

			Shares
	Investment Company (5.4%)
	State Street Navigator Securities Lending Prime Portfolio	(j)	27,295,652	27,295,652
	Total Investment Company
	(Cost $27,295,652)			27,295,652

	Total Short-Term Investments
	(Cost $50,915,950)			50,915,950

	Total Investments
	(Cost $511,399,566)	(k)	105.4%	529,024,305

	Liabilities in Excess of
	Cash and Other Assets		(5.4)	(27,330,908)

	Net Assets		100.0%	$501,693,397

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
❖	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
(a)	May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $26,631,831; cash collateral of $27,295,652 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)	Synthetic Convertible - An equity-linked security issued by an entity other than the issuer of the underlying equity instrument.
(d)	Floating rate. Rate shown is the rate in effect at January 31, 2008.
(e)	Illiquid security. The total market value of the security at January 31, 2008 is $915, which represents less than one tenth of a percent of the Fund's net assets.
(f)	Restricted security.
(g)	Fair valued security. The total market value of the security at January 31, 2008 is $915, which represents less than one tenth of a percent of the Fund's net assets.
(h)	Issue in default.
(i)	Non-income producing security.
(j)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	At January 31, 2008, cost is $513,452,605 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation		$34,505,662
	Gross unrealized depreciation		(18,933,962)
	Net unrealized appreciation		$15,571,700
MainStay Convertible Fund
Restricted securities held at January 31, 2008:

Security	Date of Acquisition	Principle Amount	Cost	1/31/08 Value	Percentage of Net Assets
At Home Corp.
Convertible Bond 4.75% due 12/19/08	5/4/01	$9,147,056	$674,023	$915	0.0%	(a)
(a) Less than one-tenth of a percent.

			MainStay Diversified Income Fund
			Portfolio of Investments		†††	January 31, 2008 unaudited
						Principal
						Amount	Value
			Long-Term Bonds (89.3%)	†
			Asset-Backed Securities (0.8%)
			Automobile (0.0%)	‡
			Superior Wholesale Inventory Financing Trust
			Series 2007-AE1, Class A
			4.336%, due 1/15/12	(a)		$50,000	$48,230

			Consumer Finance (0.2%)
			Harley-Davidson Motorcycle Trust
			Series 2004-1, Class A2
			2.53%, due 11/15/11			199,960	198,795

			Consumer Loans (0.1%)
			Atlantic City Electric Transition Funding LLC
			Series 2002-1, Class A4
			5.55%, due 10/20/23			75,000	70,226

			Credit Cards (0.1%)
			Citibank Credit Card Issuance Trust
			Series 2006-C4, Class C4
			4.76%, due 1/9/12	(a)		140,000	132,503

			Diversified Financial Services (0.2%)
			Bank of America Credit Card Trust
			Series 2006-C4, Class C4
			4.466%, due 11/15/11	(a)		130,000	125,284
			Dunkin Securitization
			Series 2006-1, Class A2
			5.779%, due 6/20/31	(b)		110,000	96,800
			USXL Funding LLC
			Series 2006-1A, Class A
			5.379%, due 4/15/14	(b) (c)		59,262	59,353
							281,437

			Home Equity (0.2%)
			Citicorp Residential Mortgage Securities, Inc.
			Series 2006-3, Class A3
			5.61%, due 11/25/36	(d)		100,000	97,456
			Series 2006-1, Class A3
			5.706%, due 7/25/36	(d)		120,000	112,274
							209,730

			Total Asset-Backed Securities
			(Cost $977,384)				940,921

			Convertible Bonds (4.9%)
			Aerospace & Defense (0.2%)
			Triumph Group, Inc.
			2.625%, due 10/1/26			175,000	215,688

			Airlines (0.1%)
			AMR Corp.
			4.50%, due 2/15/24	(e)		155,000	162,556

			Computers (0.2%)
			EMC Corp.
			1.75%, due 12/1/11			214,000	269,373

			Diversified Financial Services (0.1%)
			Countrywide Financial Corp.
			0.758%, due 4/15/37	(a)		85,000	77,979

			Electronics (0.3%)
			Fisher Scientific International, Inc.
			3.25%, due 3/1/24			220,000	317,350

			Energy - Alternate Sources (0.3%)
			Covanta Holding Corp.
			1.00%, due 2/1/27			274,000	293,523

			Food (0.2%)
			Spartan Stores, Inc.
			3.375%, due 5/15/27	(b)		257,000	212,346

			Health Care-Products (0.5%)
			Medtronic, Inc.
			1.625%, due 4/15/13			541,000	570,079

			Household Products & Wares (0.3%)
			Church & Dwight Co., Inc.
			5.25%, due 8/15/33			208,000	362,700

			Insurance (0.0%)	‡
			Conseco, Inc.
			3.50%, due 9/30/35
			(zero coupon), beginning 9/30/10			35,000	30,144

			Internet (0.0%)	‡
			At Home Corp.
			4.75%, due 12/19/08	(c) (f) (g) (h)		504,238	50

			Oil & Gas (0.9%)
			Chesapeake Energy Corp.
			2.50%, due 5/15/37			270,000	293,963
			Pride International, Inc.
			3.25%, due 5/1/33			303,000	388,219
			Transocean, Inc.
			Series C
			1.50%, due 12/15/37			250,000	264,063
			Series A
			1.625%, due 12/15/37			75,000	79,594
							1,025,839

			Oil & Gas Services (0.8%)
			Cameron International Corp.
			2.50%, due 6/15/26			204,000	279,225
			Halliburton Co.
			3.125%, due 7/15/23			103,000	182,696
			Schlumberger, Ltd.
			1.50%, due 6/1/23			187,000	390,129
							852,050

			Pharmaceuticals (0.3%)
			Teva Pharmaceutical Finance Co. B.V.
			Series D
			1.75%, due 2/1/26	(e)		275,000	317,625

			Retail (0.4%)
			Lowe's Cos., Inc.
			(zero coupon), due 10/19/21			500,000	491,250

			Telecommunications (0.3%)
			Nortel Networks Corp.
			4.25%, due 9/1/08			84,000	83,265
			SBA Communications Corp.
			0.375%, due 12/1/10	(e)		219,000	232,688
							315,953

			Total Convertible Bonds
			(Cost $5,722,495)				5,514,505

			Corporate Bonds (22.7%)
			Advertising (0.3%)
			Lamar Media Corp.
			6.625%, due 8/15/15			120,000	113,700
			R.H. Donnelley, Inc.
			8.875%, due 10/15/17	(b)		125,000	105,937
			Vertis, Inc.
			9.75%, due 4/1/09			65,000	55,575
							275,212

			Agriculture (0.2%)
			Reynolds American, Inc.
			7.625%, due 6/1/16			80,000	84,724
			7.75%, due 6/1/18			80,000	85,340
							170,064

			Airlines (0.0%)	‡
			Delta Air Lines, Inc. (Escrow Shares)
			2.875%, due 2/6/24			55,000	2,612
			2.875%, due 2/18/24	(b)		30,000	1,425
			8.00%, due 6/3/23			81,000	3,949
			8.30%, due 12/15/29			505,000	26,512
			9.75%, due 5/15/21			5,000	262
			10.00%, due 8/15/08			35,000	1,750
			10.375%, due 12/15/22			10,000	500
			Northwest Airlines, Inc. (Escrow Shares)
			7.625%, due 11/15/23			117,700	3,261
			7.875%, due 3/15/08			25,000	781
			8.70%, due 3/15/08			5,000	162
			8.875%, due 6/1/08			30,000	938
			9.875%, due 3/15/08			65,000	2,113
			10.00%, due 2/1/09			168,300	5,259
							49,524

			Apparel (0.1%)
			Unifi, Inc.
			11.50%, due 5/15/14			95,000	69,113

			Auto Parts & Equipment (0.8%)
			American Tire Distributors, Inc.
			11.08%, due 4/1/12	(a)		70,000	66,850
			FleetPride Corp.
			11.50%, due 10/1/14	(b)		235,000	230,300
			Goodyear Tire & Rubber Co. (The)
			11.25%, due 3/1/11			360,000	379,800
			Lear Corp.
			Series B
			8.50%, due 12/1/13			65,000	59,800
			8.75%, due 12/1/16			100,000	89,000
			Tenneco Automotive, Inc.
			8.625%, due 11/15/14			20,000	19,300
							845,050

			Beverages (0.1%)
			Constellation Brands, Inc.
			7.25%, due 5/15/17			95,000	90,250

			Building Materials (0.2%)
			Compression Polymers Corp.
			10.50%, due 7/1/13			55,000	48,950
			Dayton Superior Corp.
			10.75%, due 9/15/08			50,000	50,125
			Panolam Industries International, Inc.
			10.75%, due 10/1/13			160,000	126,400
			USG Corp.
			6.30%, due 11/15/16			50,000	44,301
							269,776

			Chemicals (0.2%)
			Millennium America, Inc.
			7.625%, due 11/15/26			149,000	105,790
			Mosaic Global Holdings, Inc.
			7.875%, due 12/1/16	(b)		40,000	43,200
			Tronox Worldwide LLC/Tronox Finance Corp.
			9.50%, due 12/1/12			110,000	103,400
							252,390

			Coal (0.1%)
			Peabody Energy Corp.
			7.375%, due 11/1/16			95,000	97,137
			7.875%, due 11/1/26			60,000	61,800
							158,937

			Commercial Services (0.8%)
			Cardtronics, Inc.
			9.25%, due 8/15/13			100,000	94,000
			9.25%, due 8/15/13	(b)		65,000	61,100
			Great Lakes Dredge & Dock Corp.
			7.75%, due 12/15/13			100,000	92,000
			iPayment, Inc.
			9.75%, due 5/15/14			180,000	166,500
			Language Line, Inc.
			11.125%, due 6/15/12			125,000	126,250
			Phoenix Color Corp.
			13.00%, due 2/1/09			91,000	88,042
			Protection One Alarm Monitoring, Inc.
			Series B
			8.125%, due 1/15/09			65,000	61,100
			Service Corp. International
			7.375%, due 10/1/14			90,000	91,800
			7.625%, due 10/1/18			90,000	91,800
							872,592

			Computers (0.3%)
			SunGard Data Systems, Inc.
			3.75%, due 1/15/09			145,000	140,288
			4.875%, due 1/15/14			40,000	34,500
			9.125%, due 8/15/13			130,000	131,950
							306,738

			Distribution & Wholesale (0.1%)
			Varietal Distribution Merger Sub, Inc.
			10.25%, due 7/15/15	(b) (i)		155,000	144,925

			Diversified Financial Services (2.7%)
			American Real Estate Partners, L.P./American Real Estate Finance Corp.
			8.125%, due 6/1/12			530,000	519,400
			AmeriCredit Corp.
			8.50%, due 7/1/15			160,000	116,400
			Bear Stearns Cos., Inc. (The)
			5.55%, due 1/22/17			360,000	315,046
			Chukchansi Economic Development Authority
			8.00%, due 11/15/13	(b)		45,000	42,300
			Ford Motor Credit Co. LLC
			7.375%, due 10/28/09			105,000	101,116
			7.875%, due 6/15/10			5,000	4,707
			General Motors Acceptance Corp. LLC
			8.00%, due 11/1/31			720,000	596,707
			Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Co.
			8.50%, due 4/1/15	(b)		65,000	64,512
			8.50%, due 4/1/15			60,000	59,550
			9.75%, due 4/1/17	(b) (e)		25,000	23,812
			KAR Holdings, Inc.
			10.00%, due 5/1/15	(b)		105,000	87,675
			LaBranche & Co., Inc.
			9.50%, due 5/15/09			10,000	10,025
			11.00%, due 5/15/12			120,000	119,100
			Lehman Brothers Holdings, Inc.
			6.20%, due 9/26/14			250,000	257,290
			OMX Timber Finance Investments LLC
			Series 1
			5.42%, due 1/29/20	(b) (c)		100,000	104,823
			Rainbow National Services LLC
			8.75%, due 9/1/12	(b)		90,000	91,013
			10.375%, due 9/1/14	(b)		170,000	180,625
			Regency Energy Partners/Regency Energy Finance Corp.
			8.375%, due 12/15/13			85,000	86,275
			Residential Capital Corp.
			8.00%, due 4/17/13			45,000	27,900
			Ucar Finance, Inc.
			10.25%, due 2/15/12			85,000	87,975
			Vanguard Health Holding Co. II LLC
			9.00%, due 10/1/14			165,000	156,338
							3,052,589

			Electric (1.2%)
			AES Eastern Energy, L.P.
			Series 1999-A
			9.00%, due 1/2/17			308,256	335,998
			Consumers Energy Co.
			Series F
			4.00%, due 5/15/10			340,000	338,396
			Energy Future Holdings
			10.875%, due 11/1/17	(b)		110,000	108,900
			NRG Energy, Inc.
			7.25%, due 2/1/14			70,000	68,163
			7.375%, due 2/1/16			120,000	115,950
			PSE&G Energy Holdings LLC
			8.625%, due 2/15/08			5,000	5,004
			Reliant Energy Mid-Atlantic Power Holdings LLC
			Series C
			9.681%, due 7/2/26			145,000	157,506
			Reliant Energy, Inc.
			7.625%, due 6/15/14			25,000	24,375
			7.875%, due 6/15/17	(e)		210,000	204,750
							1,359,042

			Electrical Components & Equipment (0.0%)	‡
			Emerson Electric Co.
			6.00%, due 8/15/32			50,000	50,448

			Energy - Alternate Sources (0.1%)
			VeraSun Energy Corp.
			9.375%, due 6/1/17	(b)		120,000	95,400

			Entertainment (1.1%)
			Gaylord Entertainment Co.
			8.00%, due 11/15/13			200,000	184,000
			Isle of Capri Casinos, Inc.
			7.00%, due 3/1/14			90,000	69,300
			Jacobs Entertainment, Inc.
			9.75%, due 6/15/14			115,000	101,200
			Mohegan Tribal Gaming Authority
			6.375%, due 7/15/09			25,000	24,750
			6.875%, due 2/15/15			10,000	8,950
			7.125%, due 8/15/14			20,000	18,350
			8.00%, due 4/1/12			85,000	83,300
			Penn National Gaming, Inc.
			6.75%, due 3/1/15			110,000	110,000
			6.875%, due 12/1/11			30,000	30,075
			Speedway Motorsports, Inc.
			6.75%, due 6/1/13			290,000	284,925
			United Artists Theatre Circuit, Inc.
			Series 1995-A
			9.30%, due 7/1/15	(c) (h)		77,100	57,054
			Vail Resorts, Inc.
			6.75%, due 2/15/14			295,000	283,200
							1,255,104

			Environmental Control (0.2%)
			Geo Sub Corp.
			11.00%, due 5/15/12			260,000	247,000

			Food (0.2%)
			Pilgrims Pride Corp.
			7.625%, due 5/1/15			25,000	23,687
			8.375%, due 5/1/17	(e)		35,000	30,538
			Smithfield Foods, Inc.
			7.75%, due 7/1/17			65,000	61,425
			Stater Brothers Holdings
			7.75%, due 4/15/15			140,000	131,600
			8.125%, due 6/15/12			20,000	19,500
							266,750

			Forest Products & Paper (0.6%)
			Bowater, Inc.
			9.375%, due 12/15/21			180,000	129,600
			9.50%, due 10/15/12			5,000	3,800
			Georgia-Pacific Corp.
			7.00%, due 1/15/15	(b)		110,000	105,600
			7.125%, due 1/15/17	(b)		180,000	171,450
			7.75%, due 11/15/29			4,000	3,520
			8.00%, due 1/15/24			68,000	62,220
			8.875%, due 5/15/31			160,000	150,400
							626,590

			Hand & Machine Tools (0.1%)
			Thermadyne Holdings Corp.
			10.50%, due 2/1/14	(e)		65,000	55,900

			Health Care-Products (0.7%)
			Hanger Orthopedic Group, Inc.
			10.25%, due 6/1/14			165,000	168,300
			LVB Acquisition Merger Sub, Inc.
			10.00%, due 10/15/17	(b)		105,000	108,150
			11.625%, due 10/15/17	(b)		100,000	97,625
			PTS Acquisition Corp.
			9.50%, due 4/15/15	(b) (e) (i)		145,000	124,700
			ReAble Therapeutics Finance LLC / ReAble Therapeutics Finance Corp.
			10.875%, due 11/15/14	(b)		255,000	242,250
							741,025

			Health Care-Services (1.1%)
			Alliance Imaging, Inc.
			7.25%, due 12/15/12			100,000	95,250
			7.25%, due 12/15/12	(b)		125,000	119,062
			Community Health Systems, Inc.
			8.875%, due 7/15/15			180,000	181,125
			HCA, Inc.
			6.30%, due 10/1/12	(e)		175,000	159,687
			8.75%, due 9/1/10			35,000	35,088
			9.25%, due 11/15/16			170,000	178,288
			Highmark, Inc.
			6.80%, due 8/15/13	(b) (c)		245,000	276,000
			Psychiatric Solutions, Inc.
			7.75%, due 7/15/15			90,000	88,650
			Skilled Healthcare Group, Inc.
			11.00%, due 1/15/14			52,000	55,380
							1,188,530

			Holding Companies - Diversified (0.2%)
			Leucadia National Corp.
			8.125%, due 9/15/15			115,000	114,425
			Susser Holdings LLC
			10.625%, due 12/15/13	(b)		130,000	133,250
							247,675

			Household Products & Wares (0.1%)
			ACCO Brands Corp.
			7.625%, due 8/15/15			100,000	84,750
			Jarden Corp.
			7.50%, due 5/1/17			90,000	76,950
							161,700

			Housewares (0.1%)
			Libbey Glass, Inc.
			11.913%, due 6/1/11	(a)		80,000	80,800

			Insurance (0.6%)
			Crum & Forster Holdings Corp.
			7.75%, due 5/1/17			235,000	228,537
			Fund American Cos., Inc.
			5.875%, due 5/15/13			155,000	158,948
			HUB International Holdings, Inc.
			9.00%, due 12/15/14	(b)		195,000	156,000
			Lumbermens Mutual Casualty
			8.45%, due 12/1/97	(b) (f)		35,000	263
			9.15%, due 7/1/26	(b) (f)		535,000	4,013
			USI Holdings Corp.
			8.744%, due 11/15/14	(a) (b)		35,000	29,225
			9.75%, due 5/15/15	(b)		95,000	74,100
							651,086

			Iron & Steel (0.2%)
			Allegheny Ludlum Corp.
			6.95%, due 12/15/25			20,000	20,500
			Allegheny Technologies, Inc.
			8.375%, due 12/15/11			185,000	196,562
							217,062

			Lodging (0.5%)
			Boyd Gaming Corp.
			7.75%, due 12/15/12			345,000	325,162
			MGM Mirage, Inc.
			7.50%, due 6/1/16			115,000	110,400
			MTR Gaming Group, Inc.
			Series B
			9.00%, due 6/1/12			115,000	98,900
			Wynn Las Vegas Capital Corp.
			6.625%, due 12/1/14	(b)		70,000	67,463
							601,925

			Machinery - Construction & Mining (0.1%)
			Caterpillar, Inc.
			6.05%, due 8/15/36			140,000	142,879

			Media (1.9%)
			Houghton Mifflin Co.
			7.20%, due 3/15/11			470,000	461,188
			Idearc, Inc.
			8.00%, due 11/15/16			235,000	210,325
			ION Media Networks, Inc.
			7.508%, due 1/15/12	(a) (b)		115,000	103,500
			10.508%, due 1/15/13	(a) (b)		500,000	432,500
			LBI Media, Inc.
			8.50%, due 8/1/17	(b)		80,000	71,000
			MediaNews Group, Inc.
			6.875%, due 10/1/13			65,000	36,400
			Morris Publishing Group LLC
			7.00%, due 8/1/13			220,000	147,400
			Time Warner Entertainment Co., L.P.
			10.15%, due 5/1/12			415,000	484,848
			Ziff Davis Media, Inc.
			10.911%, due 5/1/12	(a) (f)		135,000	127,069
							2,074,230

			Metal Fabricate & Hardware (0.2%)
			Metals USA, Inc.
			11.125%, due 12/1/15			75,000	74,437
			Mueller Water Products, Inc.
			7.375%, due 6/1/17			10,000	8,500
			Neenah Foundary Co.
			9.50%, due 1/1/17			130,000	94,900
							177,837

			Mining (0.3%)
			Freeport-McMoRan Copper & Gold, Inc.
			8.25%, due 4/1/15			55,000	57,681
			8.375%, due 4/1/17			285,000	302,813
							360,494

			Miscellaneous - Manufacturing (0.3%)
			Actuant Corp.
			6.875%, due 6/15/17	(b)		85,000	82,450
			RBS Global, Inc./Rexnord Corp.
			9.50%, due 8/1/14			185,000	166,963
			SPX Corp.
			7.625%, due 12/15/14	(b)		85,000	87,125
							336,538

			Oil & Gas (2.0%)
			Chaparral Energy, Inc.
			8.50%, due 12/1/15			225,000	187,875
			Chesapeake Energy Corp.
			6.50%, due 8/15/17			215,000	208,012
			6.875%, due 11/15/20			25,000	24,125
			Energy Partners, Ltd.
			9.383%, due 4/15/13	(a)		90,000	75,600
			Forest Oil Corp.
			7.25%, due 6/15/19	(b)		110,000	110,000
			8.00%, due 12/15/11			200,000	207,500
			Hilcorp Energy I, L.P./Hilcorp Finance Co.
			9.00%, due 6/1/16	(b)		100,000	100,000
			Mariner Energy, Inc.
			7.50%, due 4/15/13			230,000	220,225
			Newfield Exploration Co.
			6.625%, due 4/15/16			15,000	14,700
			Parker Drilling Co.
			9.625%, due 10/1/13			80,000	84,400
			Pemex Project Funding Master Trust
			7.875%, due 2/1/09			405,000	421,200
			Petroquest Energy, Inc.
			10.375%, due 5/15/12			120,000	121,800
			Stone Energy Corp.
			6.75%, due 12/15/14			100,000	92,500
			Venoco, Inc.
			8.75%, due 12/15/11			45,000	44,550
			Whiting Petroleum Corp.
			7.00%, due 2/1/14			300,000	294,000
							2,206,487

			Oil & Gas Services (0.2%)
			Allis-Chalmers Energy, Inc.
			8.50%, due 3/1/17			70,000	64,400
			9.00%, due 1/15/14			70,000	66,500
			Complete Production Services, Inc.
			8.00%, due 12/15/16			95,000	92,150
							223,050

			Packaging & Containers (0.0%)	‡
			Owens-Brockway Glass Container, Inc.
			8.875%, due 2/15/09			45,000	45,000

			Pharmaceuticals (0.2%)
			Medco Health Solutions, Inc.
			7.25%, due 8/15/13			240,000	264,924

			Pipelines (0.8%)
			ANR Pipeline Co.
			9.625%, due 11/1/21			145,000	186,261
			Copano Energy LLC
			8.125%, due 3/1/16			115,000	116,438
			El Paso Natural Gas Co.
			7.50%, due 11/15/26			25,000	26,286
			7.625%, due 8/1/10			205,000	211,210
			MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
			Series B
			6.875%, due 11/1/14			145,000	137,025
			8.50%, due 7/15/16			40,000	40,200
			Pacific Energy Partners, L.P./Pacific Energy Finance Corp.
			7.125%, due 6/15/14			115,000	121,460
							838,880

			Real Estate Investment Trusts (0.5%)
			Host Hotels & Resorts, L.P.
			6.875%, due 11/1/14			115,000	112,988
			Omega Healthcare Investors, Inc.
			7.00%, due 4/1/14			145,000	143,550
			Trustreet Properties, Inc.
			7.50%, due 4/1/15			230,000	247,923
							504,461

			Retail (0.9%)
			Burlington Coat Factory Warehouse Corp.
			11.125%, due 4/15/14	(e)		40,000	31,350
			CVS Caremark Corp.
			5.789%, due 1/10/26	(b)		98,543	95,464
			Harry & David Holdings, Inc.
			9.00%, due 3/1/13			60,000	53,400
			Rite Aid Corp.
			7.50%, due 1/15/15			260,000	228,800
			8.625%, due 3/1/15			160,000	120,000
			9.375%, due 12/15/15			80,000	60,600
			9.50%, due 6/15/17			80,000	59,600
			Sbarro, Inc.
			10.375%, due 2/1/15			65,000	55,250
			Star Gas Partners, L.P./Star Gas Finance Co.
			Series B
			10.25%, due 2/15/13			171,000	174,420
			Toys "R" Us, Inc.
			7.625%, due 8/1/11	(e)		160,000	126,400
							1,005,284

			Software (0.1%)
			SS&C Technologies, Inc.
			11.75%, due 12/1/13			110,000	116,325

			Telecommunications (1.9%)
			GCI, Inc.
			7.25%, due 2/15/14			135,000	114,750
			Intelsat Corp.
			9.00%, due 6/15/16			145,000	143,913
			Lucent Technologies, Inc.
			6.45%, due 3/15/29			360,000	289,800
			New Cingular Wireless Services, Inc.
			8.75%, due 3/1/31			150,000	188,305
			Nextel Communications, Inc.
			Series D
			7.375%, due 8/1/15			100,000	91,479
			PanAmSat Corp.
			9.00%, due 8/15/14			92,000	91,310
			Qwest Communications International, Inc.
			7.25%, due 2/15/11			215,000	212,850
			Series B
			7.50%, due 2/15/14			190,000	188,100
			Qwest Corp.
			5.625%, due 11/15/08			15,000	14,925
			7.50%, due 10/1/14			180,000	180,900
			7.50%, due 6/15/23			195,000	183,788
			8.875%, due 3/15/12			100,000	105,625
			Verizon Virginia, Inc.
			Series A
			4.625%, due 3/15/13			270,000	264,196
			Windstream Regatta Holdings, Inc.
			11.00%, due 12/1/17	(b)		40,000	36,400
							2,106,341

			Textiles (0.3%)
			INVISTA
			9.25%, due 5/1/12	(b)		355,000	361,213

			Transportation (0.0%)	‡
			Swift Transportation Co.
			12.50%, due 5/15/17	(b) (e)		75,000	29,625

			Trucking & Leasing (0.1%)
			Greenbrier Cos., Inc.
			8.375%, due 5/15/15			70,000	63,525

			Total Corporate Bonds
			(Cost $26,506,490)				25,260,290

			Corporate Bonds - Foreign (14.5%)
			Argentina (0.1%)
			Telecom Personal S.A.
			9.25%, due 12/22/10	(b)		100,000	101,250

			Bahamas (0.1%)
			Ultrapetrol, Ltd.
			9.00%, due 11/24/14			100,000	93,250

			Bermuda (1.2%)
			AES China Generating Co., Ltd.
			8.25%, due 6/26/10			230,000	225,640
			Asia Aluminum Holdings, Ltd.
			8.00%, due 12/23/11	(b)		500,000	461,250
			Citic Resources Finance, Ltd.
			6.75%, due 5/15/14	(b)		200,000	185,500
			Hopson Development Holdings, Ltd.
			8.125%, due 11/9/12	(b)		150,000	118,500
			Intelsat Subsidiary Holding Co., Ltd.
			8.25%, due 1/15/13			230,000	227,700
			Shanghai Real Estate, Ltd.
			8.625%, due 4/24/13			200,000	147,965
							1,366,555

			Brazil (0.5%)
			Companhia de Saneamento Basico do Estado de Sao Paulo
			7.50%, due 11/3/16	(b)		215,000	218,225
			TAM Capital, Inc.
			7.375%, due 4/25/17			400,000	338,400
							556,625

			Canada (1.3%)
			Angiotech Pharmaceuticals, Inc.
			8.874%, due 12/1/13	(a)		60,000	54,000
			CanWest MediaWorks, Inc.
			8.00%, due 9/15/12			115,000	108,962
			CanWest MediaWorks, L.P.
			9.25%, due 8/1/15	(b) (e)		120,000	113,400
			Catalyst Paper Corp.
			Series D
			8.625%, due 6/15/11			110,000	92,950
			Nortel Networks, Ltd.
			10.75%, due 7/15/16			115,000	116,150
			Nova Chemicals Corp.
			7.863%, due 11/15/13	(a)		65,000	55,250
			Quebecor Media, Inc.
			7.75%, due 3/15/16			180,000	166,950
			7.75%, due 3/15/16	(b)		85,000	78,837
			Quebecor World, Inc.
			8.75%, due 3/15/16	(b) (e)		5,000	2,350
			9.75%, due 1/15/15	(b) (e) (f)		160,000	76,000
			Shaw Communications, Inc.
			7.50%, due 11/20/13		C$	225,000	239,658
			Sun Media Corp.
			7.625%, due 2/15/13			$210,000	198,975
			Videotron Ltee
			6.375%, due 12/15/15			120,000	111,900
							1,415,382

			Cayman Islands (1.0%)
			Marfrig Overseas, Ltd.
			Series Reg S
			9.625%, due 11/16/16			250,000	241,250
			Odebrecht Finance, Ltd.
			7.50%, due 10/18/17	(b)		250,000	250,000
			Shimao Property Holdings, Ltd.
			8.00%, due 12/1/16	(b)		200,000	158,000
			Vale Overseas, Ltd.
			6.25%, due 1/11/16			200,000	198,561
			6.25%, due 1/23/17			65,000	63,967
			6.875%, due 11/21/36			190,000	175,995
			8.25%, due 1/17/34			50,000	53,763
							1,141,536

			Chile (0.2%)
			AES Gener S.A.
			7.50%, due 3/25/14			250,000	265,233

			France (0.5%)
			Lafarge S.A.
			6.625%, due 11/29/17			£300,000	575,004

			Germany (0.5%)
			Kreditanstalt fuer Wiederaufbau
			Series E
			5.50%, due 9/15/09			140,000	280,823
			Kyivstar GSM
			10.375%, due 8/17/09	(b)		$275,000	288,063
							568,886

			Luxembourg (2.3%)
			Evraz Group S.A.
			8.25%, due 11/10/15	(b)		200,000	198,000
			FMC Finance III S.A.
			6.875%, due 7/15/17	(b)		215,000	215,000
			Gaz Capital for Gazprom
			Series E
			4.56%, due 12/9/12			€500,000	681,503
			Millicom International Cellular S.A.
			10.00%, due 12/1/13			$135,000	142,088
			Norilsk Nickel Finance Luxembourg S.A.
			7.125%, due 9/30/09			200,000	204,080
			OJSC Russian Agricultural Bank
			7.175%, due 5/16/13	(b)		100,000	102,500
			OJSC Vimpel Communications
			8.25%, due 5/23/16	(b)		300,000	299,640
			Tengizchevroil Finance Co. S.A.R.L.
			6.124%, due 11/15/14	(b)		100,000	95,000
			TNK-BP Finance S.A.
			7.50%, due 7/18/16	(b)		215,000	208,550
			7.875%, due 3/13/18	(b)		400,000	396,000
							2,542,361

			Mexico (1.5%)
			America Movil SAB de C.V.
			8.46%, due 12/18/36		MXN	4,800,000	430,161
			Controladora Mabe S.A. de C.V.
			6.50%, due 12/15/15	(b)		$150,000	149,625
			6.50%, due 12/15/15			45,000	44,888
			Grupo Televisa S.A.
			6.625%, due 3/18/25			500,000	506,500
			8.49%, due 5/11/37		MXN	2,500,000	224,756
			Kansas City Southern de Mexico S.A. de C.V.
			7.375%, due 6/1/14	(b)		$30,000	28,500
			Telefonos de Mexico S.A. de C.V.
			5.50%, due 1/27/15			290,000	286,868
							1,671,298

			Netherlands (1.9%)
			ATF Capital B.V.
			9.25%, due 2/21/14	(b)		810,000	818,100
			Coca-Cola HBC Finance B.V.
			5.125%, due 9/17/13			50,000	51,118
			Excelcomindo Finance Co. B.V.
			7.125%, due 1/18/13	(b)		100,000	97,500
			Intergen N.V.
			9.00%, due 6/30/17	(b)		210,000	218,925
			Kazkommerts International B.V.
			7.625%, due 2/13/12			£50,000	85,030
			Lukoil International Finance B.V.
			6.356%, due 6/7/17	(b)		$400,000	381,000
			Majapahit Holdings B.V.
			7.75%, due 10/17/16	(b)		100,000	98,500
			Temir Capital B.V.
			9.50%, due 5/21/14	(b)		300,000	252,000
			TuranAlem Finance B.V.
			7.75%, due 4/25/13	(b)		100,000	88,500
							2,090,673

			Panama (0.2%)
			AES El Salvador Trust
			6.75%, due 2/1/16	(b)		200,000	199,120

			Philippines (0.2%)
			National Power Corp.
			6.875%, due 11/2/16	(b) (e)		200,000	202,000

			Russia (0.3%)
			OAO Gazprom
			9.625%, due 3/1/13	(b)		160,000	184,608
			Siberian Oil Co.
			Series Reg S
			10.75%, due 1/15/09			100,000	104,820
							289,428

			Supranational (0.3%)
			NXP B.V./NXP Funding LLC
			7.875%, due 10/15/14			255,000	233,644
			9.50%, due 10/15/15	(e)		170,000	148,538
							382,182

			United Arab Emirates (0.7%)
			DP World, Ltd.
			6.85%, due 7/2/37	(b)		900,000	806,850

			United Kingdom (1.2%)
			BSKYB Finance UK PLC
			6.50%, due 10/15/35	(b)		95,000	93,763
			Galaxy Entertainment Finance Co., Ltd.
			9.875%, due 12/15/12	(b)		85,000	87,125
			Series Reg S
			9.875%, due 12/15/12			500,000	515,000
			Independent News & Media Finance, Ltd.
			5.75%, due 5/17/09			€300,000	435,975
			Inmarsat Finance PLC
			(zero coupon), due 11/15/12
			10.375%, beginning 11/15/08			$250,000	243,750
							1,375,613

			Venezuela (0.5%)
			Petroleos de Venezuela S.A.
			5.25%, due 4/12/17			200,000	147,500
			5.50%, due 4/12/37			670,000	400,325
							547,825

			Total Corporate Bonds - Foreign
			(Cost $16,643,984)				16,191,071

			Foreign Government Bonds (24.1%)
			Argentina (1.0%)
			Republic of Argentina
			8.28%, due 12/31/33			1,185,976	1,092,284

			Australia (0.8%)
			Commonwealth of Australia
			5.75%, due 5/15/21		A$	1,000,000	873,389

			Austria (0.9%)
			Republic of Austria
			4.65%, due 1/15/18			€643,000	1,001,480

			Belgium (0.6%)
			Kingdom of Belgium
			5.00%, due 9/28/11			400,000	621,857

			Brazil (3.2%)
			Federal Republic of Brazil
❖			8.25%, due 1/20/34			$1,321,000	1,612,941
❖			12.50%, due 1/5/22		BRL	3,150,000	1,960,915
							3,573,856

			Colombia (0.7%)
			Republic of Colombia
			7.375%, due 1/27/17			$400,000	438,400
			8.125%, due 5/21/24			300,000	347,250
							785,650

			Egypt (0.2%)
			Republic of Egypt
			(zero coupon), due 2/12/08		EGP	1,400,000	251,481

			Germany (1.6%)
			Republic of Germany
❖			5.00%, due 7/4/11			€755,000	1,175,192
			6.25%, due 1/4/30			350,000	649,286
							1,824,478

			Greece (2.3%)
			Hellenic Republic
❖			4.50%, due 5/20/14			1,200,000	1,834,778
			5.90%, due 10/22/22			406,000	688,871
							2,523,649

			Indonesia (0.4%)
			Republic of Indonesia
			6.875%, due 3/9/17	(b) (e)		$200,000	206,250
			7.25%, due 4/20/15	(b)		180,000	190,800
							397,050

			Italy (2.4%)
			Republic of Italy
			5.50%, due 11/1/10			€600,000	935,408
			6.00%, due 5/1/31			625,000	1,087,568
			6.50%, due 11/1/27			372,000	681,427
							2,704,403

			Lebanon (0.2%)
			Republic of Lebanon
			Series Reg S
			8.25%, due 4/12/21			$275,000	256,438

			Mexico (1.6%)
			United Mexican States
			5.625%, due 1/15/17			130,000	134,420
			Series A
❖			6.75%, due 9/27/34			1,300,000	1,409,200
			7.25%, due 12/15/16		MXN	3,000,000	269,899
							1,813,519

			Panama (1.2%)
			Republic of Panama
			6.70%, due 1/26/36			$243,000	245,430
			8.875%, due 9/30/27			325,000	407,875
			9.375%, due 4/1/29			550,000	726,000
							1,379,305

			Peru (0.9%)
			Republic of Peru
			6.55%, due 3/14/37			300,000	308,820
			7.35%, due 7/21/25			475,000	539,125
			8.75%, due 11/21/33			152,000	201,020
							1,048,965

			Philippines (0.7%)
			Republic of Philippines
			7.75%, due 1/14/31			200,000	225,000
			9.50%, due 2/2/30	(e)		250,000	330,625
			9.875%, due 1/15/19			200,000	256,250
							811,875

			Turkey (1.7%)
			Republic of Turkey
			7.25%, due 3/15/15			400,000	431,500
			7.375%, due 2/5/25			470,000	495,850
			9.50%, due 1/15/14			350,000	416,063
			14.00%, due 1/19/11		TRY	670,000	542,717
							1,886,130

			Ukraine (0.2%)
			Ukraine Government
			6.875%, due 3/4/11	(b)		$175,000	181,125

			United Kingdom (2.0%)
			United Kingdom Treasury Bonds
			4.00%, due 3/7/09			£97,000	192,181
			4.25%, due 6/7/32			150,000	291,392
			4.25%, due 3/7/36			205,000	400,274
			5.00%, due 3/7/12			315,000	643,613
			6.00%, due 12/7/28			285,000	681,240
							2,208,700

			Uruguay (0.7%)
			Republic of Uruguay
			8.00%, due 11/18/22			$173,130	191,136
			9.25%, due 5/17/17			450,000	546,750
							737,886

			Venezuela (0.8%)
			Republic of Venezuela
			Series Reg S
			4.894%, due 4/20/11	(a)		200,000	182,800
			9.25%, due 9/15/27	(e)		475,000	482,125
			13.625%, due 8/15/18			181,000	231,680
							896,605

			Total Foreign Government Bonds
			(Cost $23,645,029)				26,870,125

			Loan Assignments & Participations (2.4%)	(j)
			Aerospace & Defense (0.1%)
			DAE Aviation Holdings
			Tranche B2 Term Loan
			6.99%, due 7/31/14			47,278	46,983
			Tranche B1 Term Loan
			7.927%, due 7/31/14			62,447	62,056
							109,039

			Chemicals (0.1%)
			Talecris Biotherapeutics, Inc.
			2nd Lien Term Loan
			11.38%, due 12/6/14			120,000	118,575

			Health Care-Services (0.5%)
			Community Health Systems, Inc.
			New Term Loan B
			7.331%, due 7/5/14			186,867	171,882
			HCA, Inc.
			Term Loan B
			7.08%, due 11/18/13			405,900	374,221
							546,103

			Media (0.3%)
			Nielsen Finance LLC
			Dollar Term Loan
			6.964%, due 8/9/13			345,626	318,264

			Mining (0.2%)
			BHM Technologies LLC
			1st Lien Term Loan
			10.529%, due 7/21/13			294,894	154,328

			Real Estate (0.5%)
			Building Materials Corp. of America
			2nd Lien Term Loan
			9.563%, due 9/15/14			100,000	66,500
			LNR Property Corp.
			Initial Tranche B Term Loan
			7.63%, due 7/12/11			350,000	320,250
			Rental Services Corp.
			2nd Lien Term Loan
			8.15%, due 11/30/13			79,584	67,381
			Transfirst Holdings, Inc.
			Term Loan B
			7.58%, due 6/14/14			99,500	88,555
							542,686

			Retail (0.2%)
			Neiman Marcus Group, Inc. (The)
			Term Loan B
			6.686%, due 4/6/13			123,418	113,030
			Toys "R" Us (Delaware), Inc.
			Term Loan
			9.411%, due 1/19/13			145,000	136,421
							249,451

			Software (0.1%)
			SunGard Data Systems, Inc.
			Term Loan
			6.898%, due 2/28/14			165,775	153,291

			Telecommunications (0.1%)
			Alltel Corp.
			Term Loan B3
			6.773%, due 5/15/15			159,600	145,014

			Utilities (0.3%)
			TXU Corp.
			Term Loan B2
			8.396%, due 10/10/14			230,000	211,077
			Term Loan B3
			8.396%, due 10/10/14			99,175	91,387
							302,464

			Total Loan Assignments & Participations
			(Cost $2,998,302)				2,639,215

			Mortgage-Backed Securities (1.6%)
			Commercial Mortgage Loans (Collateralized Mortgage Obligations) (1.6%)
			Banc of America Commercial Mortgage, Inc.
			Series 2005-5, Class A2
			5.001%, due 10/10/45			295,000	294,129
			Bayview Commercial Asset Trust
			Series 2006-4A, Class A1
			3.606%, due 12/25/36	(a) (b) (c)		95,732	89,656
			Citigroup Commercial Mortgage Trust
			Series 2004-C2, Class A5
			4.733%, due 10/15/41			220,000	213,512
			Citigroup/Deutsche Bank Commercial Mortgage Trust
			Series 2005-CD1, Class A4
			5.225%, due 7/15/44	(a)		440,000	445,098
			LB-UBS Commercial Mortgage Trust
			Series 2004-C2, Class A2
			3.246%, due 3/15/29			425,000	419,248
			Series 2004-C7, Class A1
			3.625%, due 10/15/29			123,203	122,095
			Merrill Lynch Mortgage Trust
			Series 2004-MKB1, Class A1
			3.563%, due 2/12/42			97,838	97,119
			Timberstar Trust
			Series 2006-1, Class A
			5.668%, due 10/15/36	(b) (h)		40,000	40,686
			Wachovia Bank Commercial Mortgage Trust
			Series 2004-C14, Class A1
			3.477%, due 8/15/41			37,507	37,142

			Total Mortgage-Backed Securities
			(Cost $1,767,774)				1,758,685

			Municipal Bonds (0.4%)
			Ohio (0.2%)
			Buckeye, Ohio, Tobacco Settlement Financing Authority
			5.75%, due 6/1/34			250,000	240,955

			Texas (0.1%)
			Harris County Texas Industrial Development Corp.
			Solid Waste Deer Park
			5.683%, due 3/1/23			120,000	125,432

			West Virginia (0.1%)
			Tobacco Settlement Finance Authority of West Virginia
			7.467%, due 6/1/47			100,000	95,063

			Total Municipal Bonds
			(Cost $462,520)				461,450

			U.S. Government & Federal Agencies (17.6%)

			Fannie Mae (Collateralized Mortgage Obligation) (0.1%)
			Series 2006-B1, Class AB
			6.00%, due 6/25/16			125,458	127,764

			Fannie Mae Grantor Trust (Collateralized Mortgage Obligation) (0.0%)	‡
			Series 1998-M6, Class A2
			6.32%, due 8/15/08	(k)		22,471	22,550

			Federal Home Loan Mortgage Corporation (0.7%)
			4.75%, due 11/17/15			740,000	776,967

			Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) (0.2%)
			3.00%, due 8/1/10			75,084	73,906
			4.297%, due 3/1/35	(a)		105,025	105,907
							179,813

			Federal National Mortgage Association (12.7%)
			4.625%, due 5/1/13			135,000	140,397
❖			4.875%, due 5/18/12			6,450,000	6,856,492
			5.125%, due 1/2/14			150,000	158,446
			5.25%, due 8/1/12			1,035,000	1,103,142
❖			5.375%, due 6/12/17			2,075,000	2,265,867
❖			6.25%, due 2/1/11			2,260,000	2,457,031
❖			6.625%, due 9/15/09			1,150,000	1,221,176
							14,202,551

			Federal National Mortgage Association (Mortgage Pass-Through Securities) (0.2%)
			6.00%, due 9/1/34			85,244	87,620
			6.00%, due 9/1/35			87,332	89,778
							177,398

			Freddie Mac (Collateralized Mortgage Obligation) (0.1%)
			Series 2632, Class NH
			3.50%, due 6/15/13			167,523	165,813

			Government National Mortgage Association (Mortgage Pass-Through Security) (0.0%)	‡
			6.00%, due 8/15/32			3	3

			Overseas Private Investment Corporation (1.2%)
❖			5.142%, due 12/15/23	(l)		1,200,000	1,303,788

			United States Treasury Bond (0.6%)
			6.25%, due 5/15/30	(e)		525,000	666,586

			United States Treasury Notes (1.8%)
			3.875%, due 9/15/10	(e)		880,000	917,125
			4.125%, due 8/31/12	(e)		915,000	967,970
			4.75%, due 8/15/17	(e)		160,000	174,175
							2,059,270

			Total U.S. Government & Federal Agencies
			(Cost $18,794,907)				19,682,503

			Yankee Bonds (0.3%)	(m)
			Forest Products & Paper (0.2%)
			Abitibi-Consolidated, Inc.
			8.85%, due 8/1/30			60,000	39,300
			Smurfit Capital Funding PLC
			7.50%, due 11/20/25			245,000	225,400
							264,700

			Insurance (0.1%)
			Fairfax Financial Holdings, Ltd.
			7.75%, due 7/15/37	(e)		35,000	32,200
			8.30%, due 4/15/26	(e)		10,000	9,550
							41,750

			Total Yankee Bonds
			(Cost $324,132)				306,450

			Total Long-Term Bonds
			(Cost $97,843,017)				99,625,215

						Shares
			Common Stocks (0.9%)
			Agriculture (0.0%)	‡
			North Atlantic Trading Co., Inc.	(c) (g) (h) (n)		522	5

			Airlines (0.3%)
			Northwest Airlines, Inc.	(n)		15,245	285,234

			Diversified Financial Services (0.0%)	‡
			Adelphia Contingent Value Vehicle	(c) (f) (h) (n)		100,330	1,003

			Media (0.1%)
			Haights Cross Communications, Inc.	(c) (g) (h) (n)		15,988	154,284

			Mining (0.3%)
			Southern Copper Corp.	(e)		3,850	361,284

			Retail (0.0%)	‡
			Star Gas Partners, L.P.	(n)		6,675	23,696

			Software (0.1%)
			QuadraMed Corp.	(c) (n)		25,588	51,176

			Telecommunications (0.1%)
			Loral Space & Communications, Ltd.	(n)		1,760	46,781

			Total Common Stocks
			(Cost $952,994)				923,463

			Convertible Preferred Stocks (2.3%)
			Banks (0.3%)
			Bank of America Corp.
			7.25%			340	381,480

			Chemicals (0.2%)
			Celanese Corp.
			4.25%			5,635	272,114

			Diversified Financial Services (0.3%)
			Citigroup, Inc.
			6.50%			6,830	369,161

			Insurance (0.2%)
			MetLife, Inc.
			6.375%			9,000	262,170

			Investment Companies (0.3%)
			Vale Capital, Ltd.
			5.50% Series RIO			5,090	307,945

			Pharmaceuticals (0.2%)
			Schering-Plough Corp.
			6.00%			940	180,095

			Savings & Loans (0.4%)
			Washington Mutual, Inc.
			7.75% Series R			345	398,130

			Software (0.2%)
			QuadraMed Corp.
			5.50%	(b) (c) (g)		10,400	213,200

			Telecommunications (0.2%)
			Crown Castle International Corp.
			6.25%			3,700	209,050

			Total Convertible Preferred Stocks
			(Cost $2,548,679)				2,593,345

			Preferred Stocks (0.4%)
			Media (0.0%)	‡
			Ziff Davis Holdings, Inc.
			10.00%	(c)		48	720

			Real Estate Investment Trusts (0.3%)
			Sovereign Real Estate Investment Corp.
			12.00%	(b) (c)		295	381,287

			U.S. Federal Agencies (0.1%)
			Fannie Mae
			8.25%			2,550	67,371

			Total Preferred Stocks
			(Cost $328,523)				449,378

						Number of
						Contracts
			Purchased Call Option (0.0%)	‡
			Australian Dollar
			Strike Price $0.93
			Expire 4/28/08			4,000	34,800

			Total Purchased Call Option
			(Premiums $86,600)				34,800

						Notional
						Amount
			Purchased Call Swaption (0.1%)
			Credit Default Swap - Dow Jones CDX N.A. HY9 Index
			Strike Price $96.00
			Expire 6/20/08			10,000,000	90,000
			Total Purchased Call Swaption
			(Cost $153,500)				90,000

						Number of
						Warrants
			Warrants (0.0%)	‡
			Media (0.0%)	‡
			Haights Cross Communications, Inc.
			Strike Price $0.001
			Expire 7/31/08	(c) (g) (h) (n)		223	2,150
			Ziff Davis Holdings, Inc.
			Strike Price $0.001
			Expire 8/12/12	(h) (n)		8,954	89
			Total Warrants
			(Cost $120)				2,239

						Principal
						Amount
			Short-Term Investments (13.1%)

			Commercial Paper (3.9%)
			Abbey National North America LLC
			3.00%, due 2/7/08			$950,000	949,525
			AIG Funding, Inc.
			3.04%, due 2/5/08			400,000	399,865
			American Honda Finance Corp.
			3.10%, due 2/5/08			300,000	299,897
			Bank of America Corp.
			3.10%, due 2/1/08			400,000	400,000
			Deutsche Bank Financial LLC
			3.10%, due 2/1/08			2,285,000	2,285,000
			Total Commercial Paper
			(Cost $4,334,287)				4,334,287

						Shares
			Investment Company (7.1%)
			State Street Navigator Securities Lending Prime Portfolio	(o)		7,883,962	7,883,962
			Total Investment Company
			(Cost $7,883,962)				7,883,962

						Principal
						Amount
			U.S. Government (2.1%)
			United States Treasury Bills
			3.012%, due 2/14/08	(e)		$1,200,000	1,198,695
			3.342%, due 2/7/08	(e)		1,200,000	1,199,331
			Total U.S. Government
			(Cost $2,398,026)				2,398,026

			Total Short-Term Investments
			(Cost $14,616,275)				14,616,275

			Total Investments
			(Cost $116,529,708)	(p)		106.1%	118,334,715
			Liabilities in Excess of
			Cash and Other Assets			(6.1)	(6,791,818)

			Net Assets			100.0%	$111,542,897

†			Percentages indicated are based on Fund net assets.
‡			Less than one-tenth of a percent.

❖			Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
†††
All of the Fund's liquid assets are "earmarked" to cover potential senior securities transactions, which may include, but are not limited to, swaps, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's potential senior securities holdings to ensure proper coverage for these transactions.

(a)			Floating rate. Rate shown is the rate in effect at January 31, 2008.
(b)			May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)			Illiquid security. The total market value of these securities at January 31, 2008 is $1,390,761, which represents 1.2% of the Fund's net assets.
(d)			Subprime mortgage investment. The total market value of these securities at January 31, 2008 is $209,730, which represents 0.19% of the Fund's net assets.
(e)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $7,701,854; cash collateral of $7,883,962 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(f)			Issue in default.
(g)			Restricted security.
(h)			Fair valued security. The total market value of these securities at January 31, 2008 is $255,321, which represents 0.2% of the Fund's net assets.
(i)			PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(j)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2008. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(k)			ACES - Alternative Credit Enhancement Structure.
(l)			United States Government Guaranteed Security.
(m)			Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(n)			Non-income producing security.
(o)			Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)			At January 31, 2008, cost is $117,644,379 for federal income tax purposes and net unrealized appreciation is as follows:
			Gross unrealized appreciation			$5,307,740
			Gross unrealized depreciation			(4,617,404)
			Net unrealized appreciation			$690,336

	The following abbreviations are used in the above portfolio:
	A$	-	Australian Dollar
	BRL	-	Brazilian Real
	C$	-	Canadian Dollar
	EGP	-	Egyptian Pound
		€-	Euro
		£-	British Pound Sterling
	MXN	-	Mexican Peso
	TRY	-	New Turkish Lira

Mainstay Diversified Income Fund
Foreign currency forward contracts open at January 31, 2008:
		Contract Amount Purchased	Contract Amount Sold	Unrealized Appreciaton/ (Depreciation)
Foreign Currency Buy Contracts
Colombian Peso vs. U.S. Dollar, expiring 3/10/08	COL	2,374,520,000	$1,160,000	$56,176
Euro vs. U.S. Dollar, expiring 2/7/08		€1,344,100	1,978,582	19,535
Indonesian Rupiah vs. U.S. Dollar, expiring 7/14/08	RUP	5,709,000,000	600,000	7,417
Philippines Peso vs. U.S. Dollar, expiring 2/5/08	PHP	5,720,000	130,863	10,170
Pound Sterling vs. U.S. Dollar, expiring 2/7/08		£105,000	207,107	1,653
Turkish Lira vs. U.S. Dollar, expiring 2/5/08	TRY	164,938	134,698	5,966

		Contract Amount Sold	Contract Amount Purchased
Foreign Currency Sale Contracts
Colombian Peso vs. U.S. Dollar, expiring 3/10/08	COL	2,374,520,000	$1,189,044	(27,132)
Euro vs. U.S. Dollar, expiring 2/11/08		€1,391,204	2,041,730	(26,196)
Euro vs. U.S. Dollar, expiring 2/22/08		€2,821,686	4,125,729	(67,311)
Euro vs. U.S. Dollar, expiring 2/25/08		€236,085	345,186	(5,610)
Euro vs. U.S. Dollar, expiring 2/25/08		€1,454,071	2,126,034	(34,554)
Euro vs. U.S. Dollar, expiring 2/25/08		€255,854	373,931	(6,240)
Euro vs. U.S. Dollar, expiring 2/25/08		€1,869,159	2,731,776	(45,587)
Philippines Peso vs. U.S. Dollar, expiring 2/5/08	PHP	5,720,000	133,770	(7,263)
Pound Sterling vs. U.S. Dollar, expiring 2/11/08		£594,270	1,163,639	(17,602)
Pound Sterling vs. U.S. Dollar, expiring 2/22/08		£994,862	1,941,139	(35,069)
Unrealized depreciation on foreign currency forward contracts				$(171,647)

Foreign currency held at January 31, 2008:
Currency			Cost	Value
Argentinian Peso	ARS	28,422	$9,209	$9,000
Egyptian Pound	EGP	1,044	182	188
Euro		€51,775	75,891	76,973
Mexican Peso	MXN	329,789	30,187	30,456
			$115,469	$116,617

Restricted securities held at January 31, 2008:
Security	Date(s) of Acquisition	Principal Amount/ Shares/ Number of Warrants	Cost	1/31/08 Value	Percentage of Net Assets
At Home Corp.
Convertible Bond	7/25/01	504,238	$7,704	$50	0.0	%(a)
Haights Cross Communications, Inc.
Common Stock	8/31/07	15,988	181,730	154,284	0.1
Warrants	8/31/07	223	36	2,150	0.0	(a)
North Atlantic Trading Co., Inc.
Common Stock	4/21/04	522	5	5	0.0	(a)
QuadraMed Corp.
Convertible Preferred Stock	6/16/04	10,400	253,700	213,200	0.2
			$443,175	$369,689	0.3%
(a) Less than one-tenth of a percent.

	MainStay Equity Index Fund
	Portfolio of Investments		†††	January 31, 2008 unaudited

				Shares	Value
	Common Stocks (95.5%)	†
	Aerospace & Defense (2.8%)
	Boeing Co. (The)			23,932	$1,990,664
	General Dynamics Corp.			12,459	1,052,287
	Goodrich Corp.	(a)		3,837	240,004
	Honeywell International, Inc.			23,066	1,362,509
	L-3 Communications Holdings, Inc.			3,861	427,915
	Lockheed Martin Corp.			10,692	1,153,881
	Northrop Grumman Corp.			10,414	826,455
	Precision Castparts Corp.			4,263	485,129
	Raytheon Co.			13,235	862,128
	Rockwell Collins, Inc.			5,143	325,038
	United Technologies Corp.			30,554	2,242,969
					10,968,979

	Air Freight & Logistics (1.0%)
	C.H. Robinson Worldwide, Inc.			5,332	296,139
	Expeditors International of Washington, Inc.			6,600	312,114
	FedEx Corp.			9,546	892,360
	United Parcel Service, Inc. Class B			32,540	2,380,626
					3,881,239

	Airlines (0.1%)
	Southwest Airlines Co.			23,004	269,837

	Auto Components (0.2%)
	Goodyear Tire & Rubber Co. (The)	(b)		7,381	185,780
	Johnson Controls, Inc.			18,387	650,348
					836,128

	Automobiles (0.3%)
	Ford Motor Co.	(a) (b)		64,718	429,728
	General Motors Corp.	(a)		17,356	491,348
	Harley-Davidson, Inc.			7,707	312,750
					1,233,826

	Beverages (2.3%)
	Anheuser-Busch Cos., Inc.			22,721	1,056,981
	Brown-Forman Corp. Class B	(a)		2,697	169,857
	Coca-Cola Co. (The)			61,572	3,643,215
	Coca-Cola Enterprises, Inc.			8,789	202,762
	Constellation Brands, Inc. Class A	(b)		5,901	123,331
	Molson Coors Brewing Co. Class B			4,106	183,415
	Pepsi Bottling Group, Inc. (The)			4,336	151,110
	PepsiCo, Inc.			49,675	3,387,338
					8,918,009

	Biotechnology (1.2%)
	Amgen, Inc.	(b)		33,634	1,567,008
	Biogen Idec, Inc.	(b)		9,037	550,805
	Celgene Corp.	(b)		11,768	660,302
	Genzyme Corp.	(b)		8,118	634,259
	Gilead Sciences, Inc.	(b)		28,601	1,306,780
					4,719,154

	Building Products (0.1%)
	Masco Corp.			11,279	258,627
	Trane, Inc.			5,282	236,528
					495,155

	Capital Markets (3.3%)
	American Capital Strategies, Ltd.	(a)		5,810	204,338
	Ameriprise Financial, Inc.			7,268	401,993
	Bank of New York Mellon Corp. (The)			35,047	1,634,242
	Bear Stearns Cos., Inc. (The)	(a)		3,544	320,023
	Charles Schwab Corp. (The)			28,949	645,563
	E*TRADE Financial Corp.	(a) (b)		12,901	64,118
	Federated Investors, Inc. Class B			2,793	118,898
	Franklin Resources, Inc.			5,028	524,068
	Goldman Sachs Group, Inc. (The)			12,331	2,475,695
	Janus Capital Group, Inc.	(a)		4,851	131,026
	Legg Mason, Inc.			4,102	295,344
	Lehman Brothers Holdings, Inc.			16,339	1,048,474
	Merrill Lynch & Co., Inc.			26,504	1,494,826
	Morgan Stanley			32,895	1,626,000
	Northern Trust Corp.			5,939	435,685
	State Street Corp.			11,942	980,677
	T. Rowe Price Group, Inc.			8,135	411,550
					12,812,520

	Chemicals (1.8%)
	Air Products & Chemicals, Inc.			6,642	597,913
	Ashland, Inc.			1,717	78,175
	Dow Chemical Co. (The)			29,166	1,127,558
	E.I. du Pont de Nemours & Co.			27,850	1,258,263
	Eastman Chemical Co.			2,573	169,998
	Ecolab, Inc.			5,447	262,818
	Hercules, Inc.			3,398	59,567
	International Flavors & Fragrances, Inc.			2,535	108,016
	Monsanto Co.			16,941	1,904,846
	PPG Industries, Inc.			5,032	332,565
	Praxair, Inc.			9,816	794,213
	Rohm & Haas Co.			3,874	206,678
	Sigma-Aldrich Corp.			3,948	196,058
					7,096,668

	Commercial Banks (3.3%)
	BB&T Corp.			16,985	616,216
	Comerica, Inc.			4,726	206,148
	Commerce Bancorp, Inc.			5,825	221,991
	Fifth Third Bancorp			16,516	447,584
	First Horizon National Corp.	(a)		3,711	80,417
	Huntington Bancshares, Inc.			11,187	150,465
	KeyCorp			12,086	316,049
	M&T Bank Corp.			2,322	213,090
	Marshall & Ilsley Corp.			8,225	229,478
	National City Corp.	(a)		19,542	347,652
	PNC Financial Services Group, Inc.			10,763	706,268
	Regions Financial Corp.			21,625	545,815
	SunTrust Banks, Inc.			10,771	742,660
	U.S. Bancorp			53,226	1,807,023
	Wachovia Corp.			61,137	2,380,063
	Wells Fargo & Co.			104,344	3,548,739
	Zions Bancorp	(a)		3,332	182,394
					12,742,052

	Commercial Services & Supplies (0.5%)
	Allied Waste Industries, Inc.	(b)		8,764	86,325
	Avery Dennison Corp.			3,286	170,281
	Cintas Corp.	(a)		4,165	136,695
	Equifax, Inc.			4,085	151,513
	Monster Worldwide, Inc.	(b)		4,094	114,018
	Pitney Bowes, Inc.			6,726	246,844
	R.R. Donnelley & Sons Co.			6,715	234,286
	Robert Half International, Inc.			5,058	140,511
	Waste Management, Inc.			15,930	516,769
					1,797,242

	Communications Equipment (2.4%)
	Ciena Corp.	(a) (b)		2,554	69,290
	Cisco Systems, Inc.	(b)		187,408	4,591,496
	Corning, Inc.			48,747	1,173,340
	JDS Uniphase Corp.	(a) (b)		6,378	66,395
	Juniper Networks, Inc.	(b)		16,138	438,147
	Motorola, Inc.			71,200	820,936
	QUALCOMM, Inc.			50,683	2,149,973
	Tellabs, Inc.	(b)		13,694	93,393
					9,402,970

	Computers & Peripherals (3.9%)
	Apple, Inc.	(b)		27,026	3,658,239
	Dell, Inc.	(b)		69,315	1,389,073
	EMC Corp.	(b)		64,488	1,023,425
	Hewlett-Packard Co.			79,813	3,491,819
	International Business Machines Corp.			42,603	4,573,006
	Lexmark International, Inc. Class A	(b)		3,018	109,282
	Network Appliance, Inc.	(b)		10,949	254,236
	QLogic Corp.	(b)		4,762	68,097
	SanDisk Corp.	(b)		6,987	177,819
	Sun Microsystems, Inc.	(b)		25,547	447,073
	Teradata Corp.	(b)		5,444	129,676
					15,321,745

	Construction & Engineering (0.2%)
	Fluor Corp.			2,694	327,779
	Jacobs Engineering Group, Inc.	(b)		3,700	282,828
					610,607

	Construction Materials (0.1%)
	Vulcan Materials Co.			3,283	257,584

	Consumer Finance (0.8%)
	American Express Co.			36,152	1,783,017
	Capital One Financial Corp.			12,113	663,914
	Discover Financial Services			14,698	257,215
	SLM Corp.			15,894	345,695
					3,049,841

	Containers & Packaging (0.1%)
	Ball Corp.			3,184	146,114
	Bemis Co., Inc.			3,176	86,324
	Pactiv Corp.	(b)		4,076	116,614
	Sealed Air Corp.			4,887	127,795
					476,847

	Distributors (0.1%)
	Genuine Parts Co.			5,192	228,085

	Diversified Consumer Services (0.1%)
	Apollo Group, Inc. Class A	(b)		4,343	346,311
	H&R Block, Inc.			10,005	192,796
					539,107

	Diversified Financial Services (4.6%)
❖	Bank of America Corp.			137,415	6,094,355
	CIT Group, Inc.			5,888	164,628
	Citigroup, Inc.			154,238	4,352,596
	CME Group, Inc.			1,649	1,020,566
	Guaranty Financial Group, Inc.	(b)		1	14
	IntercontinentalExchange, Inc.	(b)		2,200	307,912
	JPMorgan Chase & Co.			103,838	4,937,497
	Leucadia National Corp.			5,100	225,267
	Moody's Corp.	(a)		6,762	236,602
	NYSE Euronext			8,100	637,065
					17,976,502

	Diversified Telecommunication Services (3.0%)
❖	AT&T, Inc.			187,682	7,223,880
	CenturyTel, Inc.			3,377	124,645
	Citizens Communications Co.			10,375	119,001
	Embarq Corp.			4,748	215,084
	Qwest Communications International, Inc.	(a)		49,197	289,278
	Verizon Communications, Inc.			89,412	3,472,762
	Windstream Corp.			14,279	165,779
					11,610,429

	Electric Utilities (2.0%)
	Allegheny Energy, Inc.			5,190	284,360
	American Electric Power Co., Inc.			12,340	528,522
	Duke Energy Corp.			38,831	724,586
	Edison International			10,043	523,843
	Entergy Corp.			5,987	647,674
	Exelon Corp.			20,395	1,553,895
	FirstEnergy Corp.			9,406	669,895
	FPL Group, Inc.			12,514	806,903
	Pepco Holdings, Inc.			5,900	150,214
	Pinnacle West Capital Corp.			3,043	116,912
	PPL Corp.			11,467	560,966
	Progress Energy, Inc.			7,885	356,165
	Southern Co. (The)			23,263	845,610
					7,769,545

	Electrical Equipment (0.4%)
	Cooper Industries, Ltd. Class A			5,653	251,785
	Emerson Electric Co.			24,451	1,243,089
	Rockwell Automation, Inc.			4,651	265,200
					1,760,074

	Electronic Equipment & Instruments (0.3%)
	Agilent Technologies, Inc.	(b)		11,954	405,360
	Jabil Circuit, Inc.			6,348	84,111
	Molex, Inc.			4,318	103,805
	Tyco Electronics, Ltd.			15,224	514,723
					1,107,999

	Energy Equipment & Services (2.2%)
	Baker Hughes, Inc.			9,825	637,937
	BJ Services Co.			9,126	198,491
	Cameron International Corp.	(b)		3,400	136,884
	ENSCO International, Inc.			4,528	231,471
	Halliburton Co.			27,446	910,384
	Nabors Industries, Ltd.	(b)		8,678	236,215
	National Oilwell Varco, Inc.	(b)		10,928	658,193
	Noble Corp.			8,332	364,692
	Rowan Cos., Inc.			3,329	113,319
	Schlumberger, Ltd.			37,012	2,792,926
	Smith International, Inc.			6,142	332,958
	Transocean, Inc.	(b)		9,798	1,201,235
	Weatherford International, Ltd.	(b)		10,357	640,166
					8,454,871

	Food & Staples Retailing (2.4%)
	Costco Wholesale Corp.			13,492	916,646
	CVS Caremark Corp.			45,605	1,781,787
	Kroger Co. (The)			21,051	535,748
	Safeway, Inc.			13,531	419,326
	SUPERVALU, Inc.			6,488	195,029
	Sysco Corp.			18,732	544,165
	Walgreen Co.			30,623	1,075,174
	Wal-Mart Stores, Inc.			73,190	3,723,907
	Whole Foods Market, Inc.	(a)		4,249	167,581
					9,359,363

	Food Products (1.4%)
	Archer-Daniels-Midland Co.			19,887	876,022
	Campbell Soup Co.			6,896	217,983
	ConAgra Foods, Inc.			15,091	324,909
	Dean Foods Co.			4,082	114,296
	General Mills, Inc.			10,394	567,616
	H.J. Heinz Co.			9,891	420,961
	Hershey Co. (The)	(a)		5,309	192,186
	Kellogg Co.			8,274	396,325
	Kraft Foods, Inc. Class A			47,894	1,401,378
	McCormick & Co., Inc.			4,034	136,026
	Sara Lee Corp.			22,442	315,535
	Tyson Foods, Inc. Class A			8,432	120,156
	Wm. Wrigley Jr. Co.			6,696	384,551
					5,467,944

	Gas Utilities (0.1%)
	Nicor, Inc.	(a)		1,374	56,334
	Questar Corp.			5,259	267,736
					324,070

	Health Care Equipment & Supplies (1.7%)
	Baxter International, Inc.			19,589	1,189,836
	Becton, Dickinson & Co.			7,485	647,677
	Boston Scientific Corp.	(b)		41,254	500,411
	C.R. Bard, Inc.	(a)		3,137	302,940
	Covidien, Ltd.			15,224	679,447
	Hospira, Inc.	(b)		4,739	194,820
	Medtronic, Inc.			34,889	1,624,781
	St. Jude Medical, Inc.	(b)		10,549	427,340
	Stryker Corp.			7,345	491,895
	Varian Medical Systems, Inc.	(b)		3,902	202,865
	Zimmer Holdings, Inc.	(b)		7,230	565,892
					6,827,904

	Health Care Providers & Services (2.3%)
	Aetna, Inc.			15,512	826,169
	AmerisourceBergen Corp.			5,242	244,539
	Cardinal Health, Inc.			11,196	649,032
	CIGNA Corp.			8,659	425,676
	Coventry Health Care, Inc.	(b)		4,860	274,979
	Express Scripts, Inc.	(b)		7,944	536,141
	Humana, Inc.	(b)		5,206	418,042
	Laboratory Corp. of America Holdings	(b)		3,568	263,604
	McKesson Corp.			8,910	559,459
	Medco Health Solutions, Inc.	(b)		16,522	827,422
	Patterson Cos., Inc.	(b)		4,178	133,863
	Quest Diagnostics, Inc.			4,926	242,950
	Tenet Healthcare Corp.	(b)		14,264	63,190
	UnitedHealth Group, Inc.			39,987	2,032,939
	WellPoint, Inc.	(b)		17,599	1,376,242
					8,874,247

	Health Care Technology (0.0%)	‡
	IMS Health, Inc.			6,113	146,040

	Hotels, Restaurants & Leisure (1.3%)
	Carnival Corp.			13,393	595,855
	Darden Restaurants, Inc.			4,436	125,628
	International Game Technology			9,789	417,697
	Marriott International, Inc. Class A			9,892	355,716
	McDonald's Corp.			36,602	1,960,037
	Starbucks Corp.	(b)		22,723	429,692
	Starwood Hotels & Resorts Worldwide, Inc.			6,083	275,256
	Wendy's International, Inc.			2,636	64,371
	Wyndham Worldwide Corp.			5,562	131,041
	Yum! Brands, Inc.			15,685	535,800
					4,891,093

	Household Durables (0.5%)
	Black & Decker Corp.			2,012	145,950
	Centex Corp.			3,561	98,925
	D.R. Horton, Inc.			8,231	141,985
	Fortune Brands, Inc.			4,754	332,400
	Harman International Industries, Inc.	(a)		1,994	92,861
	KB Home	(a)		2,420	66,550
	Leggett & Platt, Inc.			5,455	103,754
	Lennar Corp. Class A	(a)		4,183	86,170
	Newell Rubbermaid, Inc.			8,347	201,330
	Pulte Homes, Inc.	(a)		6,380	104,249
	Snap-on, Inc.			1,800	88,416
	Stanley Works (The)			2,476	127,167
	Whirlpool Corp.			2,369	201,626
					1,791,383

	Household Products (2.2%)
	Clorox Co. (The)			4,289	263,001
	Colgate-Palmolive Co.			15,733	1,211,441
	Kimberly-Clark Corp.			13,086	859,096
❖	Procter & Gamble Co. (The)			95,996	6,330,936
					8,664,474

	Independent Power Producers & Energy Traders (0.3%)
	AES Corp. (The)	(b)		20,585	392,762
	Constellation Energy Group, Inc.			5,545	521,008
	Dynegy, Inc. Class A	(b)		15,238	106,971
					1,020,741

	Industrial Conglomerates (3.5%)
	3M Co.			21,984	1,751,026
❖	General Electric Co.			312,533	11,066,794
	Textron, Inc.			7,686	430,800
	Tyco International, Ltd.			15,224	599,217
					13,847,837

	Insurance (4.1%)
	ACE, Ltd.			10,086	588,417
	AFLAC, Inc.			15,037	922,219
	Allstate Corp. (The)			17,670	870,601
	Ambac Financial Group, Inc.	(a)		3,172	37,176
	American International Group, Inc.			78,518	4,331,053
	Aon Corp.			9,134	397,512
	Assurant, Inc.			2,913	189,025
	Chubb Corp. (The)			11,849	613,660
	Cincinnati Financial Corp.			5,271	203,144
	Genworth Financial, Inc. Class A			13,544	329,661
	Hartford Financial Services Group, Inc. (The)			9,823	793,404
	Lincoln National Corp.			8,319	452,221
	Loews Corp.			13,623	636,058
	Marsh & McLennan Cos., Inc.			16,039	442,676
	MBIA, Inc.	(a)		3,970	61,535
	MetLife, Inc.			22,869	1,348,585
	Principal Financial Group, Inc.			8,195	488,504
	Progressive Corp. (The)			21,607	401,026
	Prudential Financial, Inc.			14,148	1,193,667
	SAFECO Corp.			2,956	157,762
	Torchmark Corp.			2,945	179,822
	Travelers Cos., Inc. (The)			19,960	960,076
	Unum Group			11,045	249,838
	XL Capital, Ltd. Class A			5,556	250,020
					16,097,662

	Internet & Catalog Retail (0.3%)
	Amazon.com, Inc.	(b)		9,421	731,996
	Expedia, Inc.	(b)		6,300	145,026
	IAC/InterActiveCorp.	(b)		5,878	152,475
					1,029,497

	Internet Software & Services (1.6%)
	Akamai Technologies, Inc.	(b)		5,056	152,691
	eBay, Inc.	(b)		35,118	944,323
	Google, Inc. Class A	(b)		7,121	4,018,380
	VeriSign, Inc.	(b)		6,762	229,367
	Yahoo!, Inc.	(b)		41,508	796,123
					6,140,884

	IT Services (0.8%)
	Affiliated Computer Services, Inc. Class A	(b)		3,006	146,543
	Automatic Data Processing, Inc.			16,366	663,969
	Cognizant Technology Solutions Corp. Class A	(b)		8,976	250,430
	Computer Sciences Corp.	(b)		5,406	228,782
	Convergys Corp.	(b)		4,174	64,739
	Electronic Data Systems Corp.			15,703	315,630
	Fidelity National Information Services, Inc.			5,232	222,098
	Fiserv, Inc.	(b)		5,060	259,932
	Paychex, Inc.			10,449	341,891
	Total System Services, Inc.	(a)		4,886	112,867
	Unisys Corp.	(b)		10,439	43,426
	Western Union Co. (The)			23,632	529,357
					3,179,664

	Leisure Equipment & Products (0.1%)
	Brunswick Corp.	(a)		2,783	52,849
	Eastman Kodak Co.	(a)		8,657	172,534
	Hasbro, Inc.			4,502	116,917
	Mattel, Inc.			11,269	236,762
					579,062

	Life Sciences Tools & Services (0.3%)
	Applera Corp. - Applied BioSystems Group			5,219	164,555
	Millipore Corp.	(b)		1,652	115,888
	PerkinElmer, Inc.			3,802	94,632
	Thermo Fisher Scientific, Inc.	(b)		13,164	677,814
	Waters Corp.	(b)		3,051	175,280
					1,228,169

	Machinery (1.7%)
	Caterpillar, Inc.			19,678	1,399,893
	Cummins, Inc.			6,294	303,874
	Danaher Corp.			7,851	584,507
	Deere & Co.			13,580	1,191,781
	Dover Corp.			6,333	255,600
	Eaton Corp.			4,479	370,682
	Illinois Tool Works, Inc.			12,759	643,054
	Ingersoll-Rand Co., Ltd. Class A			8,452	334,023
	ITT Corp.			5,533	328,826
	Manitowoc Co., Inc. (The)			3,900	148,668
	PACCAR, Inc.			11,346	532,354
	Pall Corp.			3,789	139,776
	Parker Hannifin Corp.			5,165	349,206
	Terex Corp.	(b)		3,103	182,332
					6,764,576

	Media (2.7%)
	CBS Corp. Class B			21,081	531,030
	Clear Channel Communications, Inc.			15,208	467,038
	Comcast Corp. Class A	(b)		95,319	1,730,993
	DIRECTV Group, Inc. (The)	(b)		22,089	498,770
	E.W. Scripps Co. (The) Class A			2,793	113,731
	Gannett Co., Inc.			7,194	266,178
	Interpublic Group of Cos., Inc. (The)	(b)		14,372	128,342
	McGraw-Hill Cos., Inc. (The)			10,136	433,415
	Meredith Corp.			1,136	53,381
	New York Times Co. (The) Class A	(a)		4,381	73,338
	News Corp. Class A			71,295	1,347,476
	Omnicom Group, Inc.			10,184	462,048
	Time Warner, Inc.			111,879	1,760,975
	Viacom, Inc. Class B	(b)		20,341	788,417
	Walt Disney Co. (The)			58,960	1,764,673
	Washington Post Co. Class B			189	140,616
					10,560,421

	Metals & Mining (1.0%)
	Alcoa, Inc.			26,248	868,809
	Allegheny Technologies, Inc.			3,134	220,634
	Freeport-McMoRan Copper & Gold, Inc. Class B			11,795	1,050,109
	Newmont Mining Corp.			13,937	757,337
	Nucor Corp.			8,899	514,362
	Titanium Metals Corp.	(a)		2,700	58,698
	United States Steel Corp.	(a)		3,672	374,948
					3,844,897

	Multiline Retail (0.8%)
	Big Lots, Inc.	(a) (b)		3,141	54,528
	Dillard's, Inc. Class A	(a)		1,822	36,130
	Family Dollar Stores, Inc.			4,570	96,107
	J.C. Penney Co., Inc.			6,828	323,715
	Kohl's Corp.	(b)		9,897	451,699
	Macy's, Inc.			13,306	367,778
	Nordstrom, Inc.			5,805	225,815
	Sears Holdings Corp.	(a) (b)		2,271	250,923
	Target Corp.			25,682	1,427,406
					3,234,101

	Multi-Utilities (1.1%)
	Ameren Corp.			6,402	286,874
	CenterPoint Energy, Inc.			9,783	156,626
	CMS Energy Corp.			6,704	105,052
	Consolidated Edison, Inc.			8,282	360,930
	Dominion Resources, Inc.			17,940	771,420
	DTE Energy Co.			5,236	223,315
	Integrys Energy Group, Inc.			2,308	112,215
	NiSource, Inc.			8,284	157,313
	PG&E Corp.	(a)		10,742	440,852
	Public Service Enterprise Group, Inc.			7,814	750,144
	Sempra Energy			8,122	454,020
	TECO Energy, Inc.	(a)		6,356	105,955
	Xcel Energy, Inc.			12,909	268,378
					4,193,094

	Office Electronics (0.1%)
	Xerox Corp.			29,052	447,401

	Oil, Gas & Consumable Fuels (9.5%)
	Anadarko Petroleum Corp.			14,475	848,090
	Apache Corp.			10,203	973,774
	Chesapeake Energy Corp.			14,095	524,757
❖	Chevron Corp.			65,302	5,518,019
	ConocoPhillips			49,477	3,973,993
	CONSOL Energy, Inc.			5,585	407,705
	Devon Energy Corp.			13,689	1,163,291
	El Paso Corp.			21,515	354,567
	EOG Resources, Inc.			7,511	657,213
❖	ExxonMobil Corp.			168,994	14,601,082
	Hess Corp.			8,640	784,771
	Marathon Oil Corp.			21,965	1,029,060
	Murphy Oil Corp.			5,797	426,311
	Noble Energy, Inc.			5,300	384,674
	Occidental Petroleum Corp.			25,583	1,736,318
	Peabody Energy Corp.	(a)		8,239	445,071
	Range Resources Corp.			4,600	240,212
	Spectra Energy Corp.			19,458	444,421
	Sunoco, Inc.			3,718	231,260
	Tesoro Corp.			4,200	164,010
	Valero Energy Corp.			17,050	1,009,190
	Williams Cos., Inc.			18,490	591,125
	XTO Energy, Inc.			14,866	772,153
					37,281,067

	Paper & Forest Products (0.3%)
	International Paper Co.			13,223	426,442
	MeadWestvaco Corp.			5,519	154,532
	Weyerhaeuser Co.			6,471	438,216
					1,019,190

	Personal Products (0.2%)
	Avon Products, Inc.			13,443	470,774
	Estee Lauder Cos., Inc. (The) Class A			3,583	151,203
					621,977

	Pharmaceuticals (6.0%)
	Abbott Laboratories			47,830	2,692,829
	Allergan, Inc.			9,437	634,072
	Barr Pharmaceuticals, Inc.	(b)		3,398	177,342
	Bristol-Myers Squibb Co.			60,915	1,412,619
	Eli Lilly & Co.			30,552	1,574,039
	Forest Laboratories, Inc.	(b)		9,646	383,621
❖	Johnson & Johnson			88,559	5,602,242
	King Pharmaceuticals, Inc.	(b)		7,389	77,511
	Merck & Co., Inc.			67,365	3,117,652
	Mylan, Inc.	(a)		9,271	138,231
❖	Pfizer, Inc.			211,400	4,944,646
	Schering-Plough Corp.			49,905	976,641
	Watson Pharmaceuticals, Inc.	(b)		3,132	81,777
	Wyeth			41,313	1,644,257
					23,457,479

	Real Estate Investment Trusts (1.0%)
	Apartment Investment & Management Co. Class A	(a)		2,982	118,206
	AvalonBay Communities, Inc.			2,484	233,372
	Boston Properties, Inc.	(a)		3,685	338,725
	Developers Diversified Realty Corp.	(a)		3,912	160,979
	Equity Residential			8,505	318,172
	General Growth Properties, Inc.			7,543	275,470
	Host Hotels & Resorts, Inc.			15,860	265,496
	Kimco Realty Corp.	(a)		7,817	279,927
	Plum Creek Timber Co., Inc.	(a)		5,408	225,784
	ProLogis	(a)		7,956	472,189
	Public Storage			3,868	302,671
	Simon Property Group, Inc.	(a)		6,913	617,884
	Vornado Realty Trust			4,164	376,426
					3,985,301

	Real Estate Management & Development (0.0%)	‡
	CB Richard Ellis Group, Inc. Class A	(a) (b)		6,050	117,431
	Forestar Real Estate Group, Inc.	(b)		1	23
					117,454

	Road & Rail (0.8%)
	Burlington Northern Santa Fe Corp.			9,229	798,493
	CSX Corp.			13,000	630,240
	Norfolk Southern Corp.			12,070	656,487
	Ryder System, Inc.			1,924	100,163
	Union Pacific Corp.			8,158	1,019,995
					3,205,378

	Semiconductors & Semiconductor Equipment (2.3%)
	Advanced Micro Devices, Inc.	(a) (b)		18,408	140,637
	Altera Corp.			10,326	174,406
	Analog Devices, Inc.			9,619	272,795
	Applied Materials, Inc.			42,361	759,109
	Broadcom Corp. Class A	(b)		14,407	318,107
	Intel Corp.			180,976	3,836,691
	KLA-Tencor Corp.			5,826	243,410
	Linear Technology Corp.	(a)		6,786	187,769
	LSI Corp.	(b)		21,937	114,511
	MEMC Electronic Materials, Inc.	(b)		7,123	509,010
	Microchip Technology, Inc.			6,700	213,797
	Micron Technology, Inc.	(b)		22,911	161,064
	National Semiconductor Corp.			7,333	135,147
	Novellus Systems, Inc.	(b)		3,731	88,649
	NVIDIA Corp.	(b)		17,174	422,309
	Teradyne, Inc.	(b)		6,047	66,336
	Texas Instruments, Inc.			43,302	1,339,331
	Xilinx, Inc.			9,185	200,876
					9,183,954

	Software (3.5%)
	Adobe Systems, Inc.	(b)		17,697	618,156
	Autodesk, Inc.	(b)		7,065	290,725
	BMC Software, Inc.	(b)		6,251	200,282
	CA, Inc.			11,989	264,118
	Citrix Systems, Inc.	(b)		5,906	204,466
	Compuware Corp.	(b)		9,242	78,557
	Electronic Arts, Inc.	(b)		9,627	456,031
	Intuit, Inc.	(b)		10,468	321,263
❖	Microsoft Corp.			248,682	8,107,033
	Novell, Inc.	(b)		10,268	65,304
	Oracle Corp.	(b)		121,966	2,506,401
	Symantec Corp.	(b)		26,847	481,367
					13,593,703

	Specialty Retail (1.6%)
	Abercrombie & Fitch Co. Class A			2,656	211,657
	AutoNation, Inc.	(b)		4,650	75,702
	AutoZone, Inc.	(b)		1,385	167,419
	Bed Bath & Beyond, Inc.	(b)		8,430	271,783
	Best Buy Co., Inc.			10,806	527,441
	Circuit City Stores, Inc.			5,200	28,288
	GameStop Corp. Class A	(a) (b)		4,900	253,477
	Gap, Inc. (The)			14,388	275,099
	Home Depot, Inc. (The)			51,927	1,592,601
	Limited Brands, Inc.			9,823	187,521
	Lowe's Cos., Inc.			45,483	1,202,571
	Office Depot, Inc.	(a) (b)		8,416	124,809
	OfficeMax, Inc.			2,214	54,841
	RadioShack Corp.	(a)		4,033	69,973
	Sherwin-Williams Co. (The)			3,361	192,283
	Staples, Inc.			22,068	528,308
	Tiffany & Co.			4,228	168,697
	TJX Cos., Inc.			13,468	425,050
					6,357,520

	Textiles, Apparel & Luxury Goods (0.4%)
	Coach, Inc.	(b)		11,484	368,062
	Jones Apparel Group, Inc.			2,928	49,190
	Liz Claiborne, Inc.	(a)		3,080	67,421
	NIKE, Inc. Class B			11,901	735,006
	Polo Ralph Lauren Corp.			1,861	112,758
	VF Corp.			2,773	214,547
					1,546,984

	Thrifts & Mortgage Finance (0.7%)
	Countrywide Financial Corp.	(a)		18,040	125,558
	Fannie Mae			30,268	1,024,874
	Freddie Mac			20,421	620,594
	Hudson City Bancorp, Inc.			16,307	267,109
	MGIC Investment Corp.	(a)		2,608	48,248
	Sovereign Bancorp, Inc.	(a)		10,840	135,175
	Washington Mutual, Inc.	(a)		26,980	537,442
					2,759,000

	Tobacco (1.4%)
❖	Altria Group, Inc.			65,224	4,945,284
	Reynolds American, Inc.	(a)		5,312	336,409
	UST, Inc.	(a)		4,868	252,941
					5,534,634

	Trading Companies & Distributors (0.0%)	‡
	W.W. Grainger, Inc.			2,197	174,815

	Wireless Telecommunication Services (0.4%)
	American Tower Corp. Class A	(b)		12,600	472,878
	Sprint Nextel Corp.			87,619	922,628
					1,395,506

	Total Common Stocks
	(Cost $195,073,060)				373,085,501

	Short-Term Investments (7.2%)

	Investment Company (2.8%)
	State Street Navigator Securities Lending Prime Portfolio	(c)		10,727,145	10,727,145
	Total Investment Company
	(Cost $10,727,145)				10,727,145

				Principal
				Amount
	U.S. Government (4.4%)
	United States Treasury Bills
	1.873%, due 4/24/08	(d)		$2,200,000	2,190,582
	1.874%, due 4/17/08			15,200,000	15,140,310

	Total U.S. Government
	(Cost $17,292,161)				17,330,892

	Total Short-Term Investments
	(Cost $28,019,306)				28,058,037

	Total Investments
	(Cost $223,092,366)	(f)		102.7%	401,143,538

	Liabilities in Excess of
	Cash and Other Assets			(2.7)	(10,505,250)

	Net Assets			100.0%	$390,638,288

				Contracts	Unrealized
				Long	Depreciation (e)
	Futures Contracts (-0.3%)
	Standard & Poor's 500 Index
	Mini March 2008			252	$(1,174,894)

	Total Futures Contracts
	(Settlement Value $17,382,960)				$(1,174,894)

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
❖	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
†††
All of the Fund's liquid assets are "earmarked" to cover potential senior securities transactions, which may include, but are not limited to, swaps, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's potential senior securities holdings to ensure proper coverage for these transactions.

(a)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $10,338,673; cash collateral of $10,727,145 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Non-income producing security.
(c)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Segregated as collateral for futures contracts.
(e)	Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2008.
(f)	At January 31, 2008, cost is $229,417,593 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation			$189,990,788
	Gross unrealized depreciation			(18,264,843)
	Net unrealized appreciation			$171,725,945

		MainStay Global High Income Fund
		Portfolio of Investments		†††	January 31, 2008 unaudited
					Principal
					Amount	Value
		Long-Term Bonds (92.5%)	†
		Corporate Bonds (20.6%)
		Argentina (0.2%)
		Telecom Personal S.A.
		9.25%, due 12/22/10	(a)		$500,000	$506,250

		Bahamas (0.2%)
		Ultrapetrol, Ltd.
		9.00%, due 11/24/14			450,000	419,625

		Bermuda (1.8%)
		AES China Generating Co., Ltd.
		8.25%, due 6/26/10			550,000	539,574
		Asia Aluminum Holdings, Ltd.
		8.00%, due 12/23/11	(a)		500,000	461,250
		Series Reg S
		8.00%, due 12/23/11			985,000	918,513
		Citic Resources Finance, Ltd.
		6.75%, due 5/15/14	(a)		1,475,000	1,368,063
		Hopson Development Holdings, Ltd.
		8.125%, due 11/9/12	(a)		400,000	316,000
		Shanghai Real Estate, Ltd.
		8.625%, due 4/24/13			250,000	184,956
						3,788,356

		Brazil (1.3%)
		Companhia Brasileira de Bebidas
		9.50%, due 7/24/17	(a)	BRL	2,250,000	1,068,078
		Companhia de Saneamento Basico do Estado de Sao Paulo
		7.50%, due 11/3/16	(a)		$630,000	639,450
		ISA Capital do Brasil S.A.
		8.80%, due 1/30/17	(a)		350,000	360,500
		TAM Capital, Inc.
		7.375%, due 4/25/17			700,000	592,200
						2,660,228

		Cayman Islands (2.0%)
		Banco Mercantil del Norte S.A.
		Series Reg S
		5.875%, due 2/17/14	(b)		400,000	395,000
		Shimao Property Holdings, Ltd.
		8.00%, due 12/1/16	(a)		100,000	79,000
		Vale Overseas, Ltd.
		6.25%, due 1/11/16			650,000	645,323
		6.25%, due 1/23/17			1,430,000	1,407,280
		6.875%, due 11/21/36			880,000	815,135
		8.25%, due 1/17/34			190,000	204,300
		Xinao Gas Holdings, Ltd.
		7.375%, due 8/5/12			545,000	550,404
						4,096,442

		Chile (0.3%)
		AES Gener S.A.
		7.50%, due 3/25/14			550,000	583,512

		Colombia (0.3%)
		AES Chivor S.A. E.S.P.
		9.75%, due 12/30/14	(a)		500,000	540,000

		Hong Kong (0.2%)
		Panva Gas Holdings, Ltd.
		8.25%, due 9/23/11			500,000	531,156

		Luxembourg (4.9%)
		Evraz Group S.A.
		8.25%, due 11/10/15	(a)		865,000	856,350
		Gazprom International S.A.
		7.201%, due 2/1/20	(a)		2,216,158	2,279,983
		Norilsk Nickel Finance Luxembourg S.A.
		7.125%, due 9/30/09			700,000	714,280
		OJSC Russian Agricultural Bank
		7.175%, due 5/16/13	(a)		300,000	307,500
		OJSC Vimpel Communications
		8.25%, due 5/23/16	(a)		900,000	898,920
		8.25%, due 5/23/16			500,000	499,400
		Tengizchevroil Finance Co. S.A.R.L.
		6.124%, due 11/15/14	(a)		320,000	304,000
		TNK-BP Finance S.A.
		7.50%, due 7/18/16	(a)		980,000	950,600
		7.875%, due 3/13/18	(a)		3,500,000	3,465,000
						10,276,033

		Mexico (1.1%)
		America Movil SAB de C.V.
		5.50%, due 3/1/14			400,000	399,199
		8.46%, due 12/18/36		MXN	8,000,000	716,935
		Controladora Mabe S.A. de C.V.
		6.50%, due 12/15/15	(a)		$250,000	249,375
		6.50%, due 12/15/15			280,000	279,300
		Desarrolladora Homex S.A. de C.V.
		7.50%, due 9/28/15			100,000	97,250
		Grupo Televisa S.A.
		8.49%, due 5/11/37		MXN	6,000,000	539,415
						2,281,474

		Netherlands (2.7%)
		ATF Capital B.V.
		9.25%, due 2/21/14	(a)		$2,100,000	2,121,000
		Excelcomindo Finance Co. B.V.
		7.125%, due 1/18/13	(a)		300,000	292,500
		Intergas Finance B.V.
		6.375%, due 5/14/17	(a)		500,000	442,500
		6.875%, due 11/4/11	(a)		570,000	550,050
		Lukoil International Finance B.V.
		6.356%, due 6/7/17	(a)		675,000	642,938
		Majapahit Holdings B.V.
		7.75%, due 10/17/16	(a)		100,000	98,500
		Paiton Energy Funding B.V.
		9.34%, due 2/15/14	(a)		500,000	485,000
		Series Reg S
		9.34%, due 2/15/14			550,000	533,500
		Temir Capital B.V.
		9.50%, due 5/21/14	(a)		400,000	336,000
		TuranAlem Finance B.V.
		7.75%, due 4/25/13	(a)		300,000	265,500
						5,767,488

		Panama (0.1%)
		AES El Salvador Trust
		6.75%, due 2/1/16	(a)		300,000	298,679

		Philippines (0.2%)
		National Power Corp.
		6.875%, due 11/2/16	(a)		300,000	303,000
		Philippine Long Distance Telephone Co.
		8.35%, due 3/6/17			70,000	77,000
						380,000

		Russia (0.9%)
		NPC Irkut
		8.25%, due 4/10/09			750,000	748,875
		OAO Gazprom
		9.625%, due 3/1/13	(a)		1,000,000	1,153,800
						1,902,675

		South Korea (0.2%)
		C&M Finance, Ltd.
		8.10%, due 2/1/16	(a)		500,000	493,750

		United Arab Emirates (1.4%)
		DP World, Ltd.
		6.85%, due 7/2/37	(a)		3,250,000	2,913,625

		United States (2.1%)
		Freeport-McMoRan Copper & Gold, Inc.
		8.375%, due 4/1/17			950,000	1,009,375
		Pemex Project Funding Master Trust
		7.375%, due 12/15/14			2,960,000	3,319,640
						4,329,015

		Venezuela (0.7%)
		Petroleos de Venezuela S.A.
		5.25%, due 4/12/17			1,500,000	1,106,250
		5.50%, due 4/12/37			515,000	307,713
						1,413,963

		Total Corporate Bonds
		(Cost $43,995,287)				43,182,271

		Governments & Federal Agencies (71.9%)
		Argentina (5.9%)
		Republic of Argentina
		(zero coupon), due 12/15/35	(b)		20,629,323	2,650,868
		1.33%, due 12/31/38
		2.50%, beginning 3/1/09,
		3.75%, beginning 3/1/19,
		5.25%, beginning 3/1/29			1,000,000	400,000
		5.389%, due 8/3/12	(b) (c)		1,700,000	1,497,360
❖		8.28%, due 12/31/33			8,567,090	7,890,290
						12,438,518

		Brazil (16.0%)
		Federal Republic of Brazil
❖		8.00%, due 1/15/18			4,951,000	5,594,630
❖		8.25%, due 1/20/34			9,885,000	12,069,585
		Series B
		8.875%, due 4/15/24			1,475,000	1,862,188
		9.25%, due 10/22/10			1,160,000	1,306,740
		10.125%, due 5/15/27			1,500,000	2,131,575
		10.50%, due 7/14/14			1,230,000	1,581,165
		11.00%, due 1/11/12			2,500,000	3,075,000
		12.25%, due 3/6/30			1,140,000	1,903,800
		12.50%, due 1/5/22		BRL	4,750,000	2,956,936
		Republic of Brazil
		12.50%, due 1/5/22			1,550,000	964,895
						33,446,514

		Colombia (3.0%)
		Republic of Colombia
		6.678%, due 11/16/15	(b)		$500,000	497,500
		8.125%, due 5/21/24			2,830,000	3,275,725
		10.00%, due 1/23/12			1,000,000	1,170,000
		10.375%, due 1/28/33			500,000	722,500
		11.75%, due 2/25/20			430,000	628,875
						6,294,600

		Costa Rica (0.3%)
		Republic of Costa Rica
		Series Reg S
		8.11%, due 2/1/12			500,000	544,000

		Dominican Republic (0.6%)
		Dominican Republic
		9.04%, due 1/23/18	(a)		655,786	736,120
		Series Reg S
		9.04%, due 1/23/18			546,488	613,433
						1,349,553

		Egypt (1.2%)
		Republic of Egypt
		(zero coupon), due 2/12/08		EGP	9,975,000	1,791,803
		(zero coupon), due 1/20/09			4,700,000	798,835
						2,590,638

		El Salvador (0.3%)
		Republic of El Salvador
		7.75%, due 1/24/23	(a)		$100,000	114,750
		Series Reg S
		7.75%, due 1/24/23			100,000	114,750
		8.25%, due 4/10/32	(a)		250,000	297,500
						527,000

		Indonesia (2.0%)
		Republic of Indonesia
		6.625%, due 2/17/37	(a)		2,000,000	1,870,000
		6.875%, due 3/9/17	(a) (d)		1,100,000	1,134,375
		7.25%, due 4/20/15	(a)		550,000	583,000
		Series Reg S
		7.25%, due 4/20/15			500,000	525,261
						4,112,636

		Jamaica (0.3%)
		Jamaica Government
		8.00%, due 3/15/39			600,000	582,000

		Lebanon (0.7%)
		Republic of Lebanon
		Series Reg S
		8.25%, due 4/12/21			1,650,000	1,538,625

		Mexico (3.2%)
		United Mexican States
		5.625%, due 1/15/17			1,060,000	1,096,040
		7.25%, due 12/15/16		MXN	6,100,000	548,794
❖		8.125%, due 12/30/19			$4,150,000	5,123,175
						6,768,009

		Panama (3.9%)
		Republic of Panama
		6.70%, due 1/26/36			558,000	563,580
		7.125%, due 1/29/26			925,000	981,425
		8.875%, due 9/30/27			920,000	1,154,600
		9.375%, due 7/23/12			350,000	409,850
		9.375%, due 4/1/29			3,455,000	4,560,600
		9.625%, due 2/8/11			462,000	525,525
						8,195,580

		Peru (5.2%)
		Republic of Peru
❖		7.35%, due 7/21/25			7,535,000	8,552,225
		8.75%, due 11/21/33			1,762,000	2,330,245
						10,882,470

		Philippines (6.4%)
		Republic of Philippines
		7.75%, due 1/14/31			1,400,000	1,575,000
		8.00%, due 1/15/16			650,000	737,750
		9.375%, due 1/18/17			830,000	1,028,121
❖		9.50%, due 2/2/30	(d)		4,660,000	6,162,850
		9.875%, due 1/15/19			1,670,000	2,139,688
		10.625%, due 3/16/25			1,290,000	1,825,350
						13,468,759

		Russia (3.6%)
		Russian Federation
		7.50%, due 3/31/30	(a)		27,923	32,181
		Series Reg S
		7.50%, due 3/31/30			2,697,503	3,100,240
		Series Reg S
		11.00%, due 7/24/18			3,010,000	4,378,346
						7,510,767

		Turkey (7.0%)
		Republic of Turkey
		6.875%, due 3/17/36			2,200,000	2,161,500
		7.00%, due 6/5/20			300,000	312,375
		7.25%, due 3/15/15			1,510,000	1,628,913
❖		7.375%, due 2/5/25			4,725,000	4,984,875
		9.00%, due 6/30/11			1,000,000	1,128,100
		9.50%, due 1/15/14			1,300,000	1,545,375
		11.00%, due 1/14/13			550,000	680,625
		11.75%, due 6/15/10			700,000	815,920
		14.00%, due 1/19/11		TRY	1,680,000	1,360,844
						14,618,527

		Ukraine (0.7%)
		Ukraine Government
		6.75%, due 11/14/17	(a)		$1,200,000	1,206,132
		6.875%, due 3/4/11	(a)		350,000	362,250
						1,568,382

		Uruguay (3.6%)
		Republic of Uruguay
		8.00%, due 11/18/22			1,741,201	1,922,286
❖		9.25%, due 5/17/17			4,565,000	5,546,475
						7,468,761

		Venezuela (7.8%)
		Republic of Venezuela
		Series Reg S
		4.894%, due 4/20/11	(b)		1,750,000	1,599,500
		6.00%, due 12/9/20			4,500,000	3,465,000
		Series Reg S
		7.00%, due 12/1/18			1,000,000	872,500
❖		8.50%, due 10/8/14			4,670,000	4,658,325
❖		9.25%, due 9/15/27	(d)		4,600,000	4,669,000
		10.75%, due 9/19/13			680,000	748,000
		13.625%, due 8/15/18			200,000	256,000
						16,268,325

		Vietnam (0.2%)
		Republic of Vietnam
		6.875%, due 1/15/16	(a)		400,000	424,000

		Total Governments & Federal Agencies
		(Cost $138,627,303)				150,597,664

		Total Long-Term Bonds
		(Cost $182,622,590)				193,779,935

					Shares
		Common Stock (0.6%)
		United States (0.6%)
		Southern Copper Corp.	(d)		13,100	1,229,304

		Total Common Stock
		(Cost $1,251,460)				1,229,304

					Number of
					Contracts
		Purchased Call Option (0.0%)	‡
		United States (0.0%)	‡
		Australian Dollar
		Strike Price $0.93
		Expire 4/28/08			1,000	8,700
		Total Purchased Call Option
		(Cost $21,650)				8,700

					Notional
					Amount
		Purchased Call Swaption (0.0%)	‡
		United States (0.0%)	‡
		Credit Default Swap - Dow Jones CDX N.A. HY9 Index
		Strike Price $96.00
		Expire 6/20/08			5,000,000	45,000
		Total Purchased Call Swaption
		(Cost $55,500)				45,000

					Principal
					Amount
		Short-Term Investments (9.8%)

		Commercial Paper (6.3%)
		American General Finance Corp.
		3.04%, due 2/5/08			$2,000,000	1,999,324
		Deutsche Bank Financial LLC
		3.10%, due 2/1/08			3,775,000	3,775,000
		Lloyds TSB Bank PLC
		3.10%, due 2/13/08			7,500,000	7,492,250

		Total Commercial Paper
		(Cost $13,266,574)				13,266,574

					Shares
		Investment Company (3.5%)
		State Street Navigator Securities Lending Prime Portfolio	(e)		7,325,490	7,325,490

		Total Investment Company
		(Cost $7,325,490)				7,325,490

		Total Short-Term Investments
		(Cost $20,592,064)				20,592,064

		Total Investments
		(Cost $204,543,264)	(f)		102.9%	215,655,003
		Liabilities in Excess of
		Cash and Other Assets			(2.9)	(6,095,716)
		Net Assets			100.0%	$209,559,287

†		Percentages indicated are based on Fund net assets.
‡		Less than one-tenth of a percent.
❖		Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
†††
All of the Fund's liquid assets are "earmarked" to cover potential senior securities transactions, which may include, but are not limited to, swaps, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's potential senior securities holdings to ensure proper coverage for these transactions.

(a)		May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)		Floating rate. Rate shown is the rate in effect at January 31, 2008.
(c)		Fair valued security. The total market value of the security at January 31, 2008 is $1,497,360, which represents 0.7% of the Fund's net assets.
(d)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $7,140,359; cash collateral of $7,325,490 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(e)		Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)		At January 31, 2008, cost is $204,596,681 for federal income tax purposes and net unrealized appreciation is as follows:
		Gross unrealized appreciation			$14,254,544
		Gross unrealized depreciation			(3,196,222)
		Net unrealized appreciation			$11,058,322

The following abbreviations are used in the above portfolio:
BRL	-	Brazilian Real
EGP	-	Egyptian Pound
MXN	-	Mexican Peso
TRY	-	New Turkish Lira

MainStay Global High Income Fund

Foreign currency forward contracts open at January 31, 2008:
		Contract	Contract	Unrealized
		Amount	Amount	Appreciation/
		Purchased	Sold	(Depreciation)
Foreign Currency Buy Contracts:
Colombian Peso vs. U.S. Dollar, expiring 3/10/08	COP	2,231,230,000	$1,090,000	$52,786
Indonesian Rupiah vs. U.S. Dollar, expiring 7/14/08	IDR	20,457,250,000	2,150,000	26,579
Philippines Peso vs. U.S. Dollar, expiring 2/5/08	PP	45,760,000	1,046,900	81,362
Turkish Lira vs. U.S. Dollar expiring 2/5/08	TRY	1,319,500	1,077,583	47,724

		Contract	Contract
		Amount	Amount
		Sold	Purchased
Foreign Currency Sale Contracts:
Colombian Peso vs. U.S. Dollar, expiring 3/10/08	CP	2,231,230,000	1,117,291	(25,495)
Philippines Peso vs. U.S. Dollar, expiring 2/5/08	PP	45,760,000	1,070,159	(58,103)
Net unrealized appreciation on foreign currency forward contracts				$124,853

Foreign Currency held at January 31, 2008:

		Currency	Cost	Value

Argentinian Peso	ARS	178,821	$57,929	$56,625
Egyptian Pound	EGP	4,963	909	893
Mexican Peso	MXN	858,081	78,530	79,243
			$137,367	$136,761

	MainStay Government Fund
	Portfolio of Investments			January 31, 2008 unaudited
				Principal
				Amount	Value
	Long-Term Bonds (90.2%)		†
	Asset-Backed Securities (3.1%)
	Consumer Loans (0.7%)
	Atlantic City Electric Transition Funding LLC
	Series 2002-1, Class A4
	5.55%, due 10/20/23			$2,275,000	$2,130,187

	Credit Cards (0.5%)
	Chase Issuance Trust
	Series 2006-C4, Class C4
	4.526%, due 1/15/14		(a)	1,000,000	893,713
	Citibank Credit Card Issuance Trust
	Series 2006-C4, Class C4
	4.76%, due 1/9/12		(a)	615,000	582,067
					1,475,780

	Diversified Financial Services (1.3%)
	Massachusetts RRB Special Purpose Trust
	Series 2001-1, Class A
	6.53%, due 6/1/15			3,679,090	3,950,105

	Home Equity (0.6%)
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-3, Class A3
	5.61%, due 11/25/36		(b)	950,000	925,835
	Series 2006-1, Class A3
	5.706%, due 7/25/36		(b)	1,190,000	1,113,382
					2,039,217

	Total Asset-Backed Securities
	(Cost $9,703,954)				9,595,289

	Corporate Bonds (1.6%)
	Insurance (0.5%)
	Fund American Cos., Inc.
	5.875%, due 5/15/13			1,480,000	1,517,700

	Media (1.1%)
	TCI Communications, Inc.
	8.75%, due 8/1/15			2,795,000	3,282,772

	Total Corporate Bonds
	(Cost $4,785,813)				4,800,472

	Mortgage-Backed Securities (3.1%)
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) (3.1%)
	Banc of America Commercial Mortgage, Inc.
	Series 2005-5, Class A2
	5.001%, due 10/10/45			2,060,000	2,053,920
	Citigroup Commercial Mortgage Trust
	Series 2005-EMG, Class A1
	4.154%, due 9/20/51		(c)	339,176	337,169
	Series 2004-C2, Class A5
	4.733%, due 10/15/41			2,000,000	1,941,019
	Citigroup Mortgage Loan Trust, Inc.
	Series 2006-AR6, Class 1A1
	6.059%, due 8/25/36		(a)	1,200,794	1,227,818
	Four Times Square Trust
	Series 2006-4TS, Class A
	5.401%, due 12/13/28		(c)	620,000	580,717
	GS Mortgage Securities Corp. II
	Series 2001-ROCK, Class A1
	6.22%, due 5/3/18		(c)	1,486,315	1,539,422
	LB-UBS Commercial Mortgage Trust
	Series 2005-C7, Class A4
	5.197%, due 11/15/30			300,000	300,678
	Mortgage Equity Conversion Asset Trust
	Series 2007-FF2, Class A
	3.73%, due 2/25/42		(a) (c) (d) (e)	1,680,000	1,604,921

	Total Mortgage-Backed Securities
	(Cost $9,720,280)				9,585,664

	Municipal Bond (0.6%)
	Texas (0.6%)

	Harris County Texas Industrial Development Corp.
	Solid Waste Deer Park
	5.683%, due 3/1/23		(a)	1,720,000	1,797,864

	Total Municipal Bond
	(Cost $1,729,199)				1,797,864

	U.S. Government & Federal Agencies (81.8%)

	Fannie Mae (Collateralized Mortgage Obligation) (0.7%)
	Series 2006-B1, Class AB
	6.00%, due 6/25/16			2,112,977	2,151,821

	Fannie Mae Grantor Trust (Collateralized Mortgage Obligations) (1.7%)
	Series 2003-T1, Class B
	4.491%, due 11/25/12			3,865,000	3,949,256
	Series 1998-M6, Class A2
	6.32%, due 8/15/08		(f)	1,156,488	1,160,536
					5,109,792

	Fannie Mae Strip (Collateralized Mortgage Obligations) (0.2%)
	Series 360, Class 2, IO
	5.00%, due 8/1/35		(g)	2,506,867	532,039
	Series 361, Class 2, IO
	6.00%, due 10/1/35		(g)	458,628	80,544
					612,583

	Federal Home Loan Bank (3.7%)
	5.125%, due 8/14/13			5,140,000	5,548,445
	5.50%, due 7/15/36			5,400,000	5,956,297
					11,504,742

	Federal Home Loan Mortgage Corporation (1.0%)
	4.75%, due 11/17/15			1,615,000	1,695,679
	6.00%, due 6/5/17			1,500,000	1,516,132
					3,211,811

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) (11.1%)
	3.00%, due 8/1/10			4,042,990	3,979,569
	4.297%, due 3/1/35		(a)	182,249	183,779
	5.00%, due 1/1/20			1,254,557	1,272,802
	5.00%, due 6/1/33			5,385,391	5,371,990
	5.00%, due 8/1/33			3,860,777	3,850,223
	5.00%, due 5/1/36			4,975,714	4,954,315
	5.50%, due 1/1/21			3,116,166	3,190,071
	5.50%, due 11/1/35			2,074,915	2,101,872
❖	5.50%, due 1/1/36			7,019,369	7,110,562
	5.50%, due 11/1/36			779,132	789,074
	5.66%, due 2/1/37		(a)	451,862	462,111
	6.50%, due 4/1/37			840,991	873,893
					34,140,261

	Federal National Mortgage Association (7.0%)
❖	4.00%, due 9/2/08			17,630,000	17,755,067
	6.625%, due 9/15/09			3,505,000	3,721,931
					21,476,998

	Federal National Mortgage Association (Mortgage Pass-Through Securities) (38.2%)
❖	4.50%, due 7/1/18			14,360,353	14,410,854
❖	4.50%, due 11/1/18			8,726,516	8,757,204
	4.718%, due 11/1/34		(a)	599,252	618,475
	5.00%, due 9/1/17			5,318,415	5,406,268
	5.00%, due 9/1/20			797,778	809,081
❖	5.00%, due 1/1/36			9,105,322	9,072,528
	5.00%, due 2/1/36			2,126,824	2,119,164
	5.00%, due 6/1/36			741,223	738,275
	5.284%, due 4/1/34		(a)	1,458,840	1,477,972
	5.50%, due 1/1/17			391,874	402,520
❖	5.50%, due 2/1/17			8,498,289	8,730,304
	5.50%, due 6/1/19			2,794,139	2,866,062
	5.50%, due 11/1/19			2,782,329	2,853,949
❖	5.50%, due 4/1/21			6,293,339	6,448,963
❖	5.50%, due 6/1/33			10,559,926	10,719,239
	5.50%, due 11/1/33			4,681,262	4,751,886
	5.50%, due 12/1/33			5,322,027	5,402,318
	5.50%, due 6/1/34			1,877,882	1,905,119
	5.50%, due 12/1/34			1,114,866	1,131,036
	5.50%, due 7/1/37			1,040,847	1,054,916
	6.00%, due 12/1/16			690,207	714,850
	6.00%, due 11/1/32			2,440,238	2,514,135
	6.00%, due 1/1/33			1,751,815	1,802,800
	6.00%, due 3/1/33			1,838,712	1,891,232
	6.00%, due 9/1/34			509,030	523,219
	6.00%, due 9/1/35			4,472,524	4,595,030
	6.00%, due 10/1/35			1,202,127	1,234,802
	6.00%, due 6/1/36			4,604,168	4,725,369
	6.00%, due 11/1/36			4,524,112	4,643,205
	6.00%, due 4/1/37			1,396,679	1,421,715
	6.50%, due 2/13/08	TBA	(h)	1,490,000	1,545,637
	6.50%, due 10/1/31			1,117,827	1,167,115
	6.50%, due 2/1/37			1,070,389	1,111,236
					117,566,478

	Government National Mortgage Association (Mortgage Pass-Through Securities) (1.8%)
	6.00%, due 8/15/32			1,919,027	1,986,324
	6.00%, due 12/15/32			1,113,659	1,152,164
	6.50%, due 8/15/28			682,827	714,984
	6.50%, due 4/15/31			1,661,544	1,738,557
					5,592,029

	Hvide Van Ommeren Tankers LLC (1.8%)
	Series I
	7.54%, due 12/14/23		(i)	2,527,000	2,838,276
	Series II
	7.54%, due 12/14/23		(i)	2,531,000	2,842,769
					5,681,045

	Overseas Private Investment Corporation (1.3%)
	5.142%, due 12/15/23		(i)	3,700,000	4,020,013

	Tennessee Valley Authority (1.8%)
	4.65%, due 6/15/35		(i)	5,605,000	5,509,239

	United States Treasury Bonds (8.1%)
	6.25%, due 8/15/23			515,000	632,686
❖	6.25%, due 5/15/30		(j)	10,935,000	13,884,038
	6.875%, due 8/15/25			1,410,000	1,855,251
❖	8.75%, due 8/15/20			5,860,000	8,562,925
					24,934,900

	United States Treasury Notes (3.4%)
	2.00%, due 7/15/14	T.I.P.	(j) (k)	4,459,200	4,754,622
	4.125%, due 8/31/12		(j)	1,145,000	1,211,285
	4.75%, due 5/31/12		(j)	1,650,000	1,787,028
	4.875%, due 8/15/16		(j)	2,510,000	2,752,960
					10,505,895

	Total U.S. Government & Federal Agencies
	(Cost $244,003,091)				252,017,607

	Total Long-Term Bonds
	(Cost $269,942,337)				277,796,896

	Short-Term Investments (14.1%)

	Federal Agencies (10.1%)
	Federal Home Loan Bank (Discount Notes)
	1.85%, due 2/1/08			10,190,000	10,190,000
	3.87%, due 2/6/08			5,000,000	4,997,313
					15,187,313
	Federal National Mortgage Association (Discount Note)
	2.80%, due 2/6/08			6,000,000	5,997,667

	Federal Home Loan Mortgage Corporation (Discount Note)
	3.07%, due 2/7/08			10,000,000	9,994,883

	Total Federal Agencies
	(Cost $31,179,863)				31,179,863

				Shares
	Investment Company (4.0%)
	State Street Navigator Securities Lending Prime Portfolio		(l)	12,287,002	12,287,002
	Total Investment Company
	(Cost $12,287,002)				12,287,002

	Total Short-Term Investments
	(Cost $43,466,865)				43,466,865

	Total Investments		(m)
	(Cost $313,409,202)			104.3%	321,263,761
	Liabilities in Excess of
	Cash and Other Assets			(4.3)	(13,246,591)

	Net Assets			100.0%	$308,017,170

†	Percentages indicated are based on Fund net assets.
❖	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
(a)	Floating rate. Rate shown is the rate in effect at January 31, 2008.
(b)	Subprime mortgage investment. The total market value of these securities at January 31, 2008 is $2,093,217, which represents .7% of the Fund's net assets.
(c)	May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	Illiquid security. The total market value of the security at January 31, 2008 is $1,604,921, which represents 0.5% of the Fund's net assets.
(e)	Fair valued security. The total market value of the security at January 31, 2008 is $1,604,921, which represents 0.5% of the Fund's net assets.
(f)	ACES - Alternative Credit Enhancement Structure.
(g)
Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.

(h)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of the security at January 31, 2008 is $1,545,637.

(i)	United States Government Guaranteed Security.
(j)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $11,962,553; cash collateral of $12,287,002 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(k)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(l)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(m)	At January 31, 2008, cost is $313,422,628 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation			$8,613,773
	Gross unrealized depreciation			(772,640)
	Net unrealized appreciation			$7,841,133

	MainStay High Yield Corporate Bond Fund
	Portfolio of Investments			January 31, 2008 unaudited
				Principal
				Amount	Value
	Long-Term Bonds (83.8%)	†
	Convertible Bonds (1.3%)
	Insurance (0.0%)	‡
	Conseco, Inc.
	3.50%, due 9/30/35
	(zero coupon), beginning 9/30/10	(a) (b)		$2,940,000	$2,532,075

	Internet (0.0%)	‡
	At Home Corp.
	4.75%, due 12/19/08	(c) (d) (e) (f)		61,533,853	6,153

	Media (0.4%)
	Sinclair Broadcast Group, Inc.
	3.00%, due 5/15/27			17,060,000	15,439,300

	Telecommunications (0.9%)
	CIENA Corp.
	3.75%, due 2/1/08			26,630,000	26,630,000
	Nortel Networks Corp.
	4.25%, due 9/1/08			12,377,000	12,268,701
					38,898,701

	Total Convertible Bonds
	(Cost $58,261,050)				56,876,229

	Corporate Bonds (63.0%)
	Advertising (0.4%)
	R.H. Donnelley, Inc.
	8.875%, due 10/15/17	(a)		11,210,000	9,500,475
	Vertis, Inc.
	9.75%, due 4/1/09	(b)		9,565,000	8,178,075
					17,678,550

	Agriculture (0.7%)
	Dayton Superior Corp.
	10.75%, due 9/15/08			6,241,000	6,256,603
	Reynolds American, Inc.
	7.625%, due 6/1/16			10,605,000	11,231,268
	7.75%, due 6/1/18			10,705,000	11,419,548
					28,907,419

	Airlines (0.8%)
	DAE Aviation Holdings, Inc.
	11.25%, due 8/1/15	(a)		16,890,000	17,481,150
	Delta Air Lines, Inc. (Escrow Shares)
	(zero coupon), due 12/27/07			5,175,000	258,750
	2.875%, due 2/6/24			7,201,000	342,048
	2.875%, due 2/18/24	(a)		4,190,000	199,025
	8.00%, due 6/3/23			24,034,000	1,171,657
	8.30%, due 12/15/29			11,297,000	593,093
	9.25%, due 3/15/22			9,000,000	450,000
	9.75%, due 5/15/21			2,115,000	111,038
	10.00%, due 8/15/08			8,195,000	409,750
	10.375%, due 2/1/11			6,515,000	325,750
	10.375%, due 12/15/22			15,160,000	758,000
	Northwest Airlines, Inc.
	Series 2001-1, Class 1B
	7.691%, due 4/1/17			4,046,044	3,823,512
	Series 2002-1, Class IC2
	9.055%, due 5/20/12			5,573,124	5,587,057
	Northwest Airlines, Inc. (Escrow Shares)
	7.625%, due 11/15/23			11,810,900	327,186
	7.875%, due 3/15/08			8,723,000	272,594
	8.70%, due 3/15/08			445,000	14,463
	8.875%, due 6/1/08			5,229,300	163,416
	9.875%, due 3/15/08			18,534,200	602,362
	10.00%, due 2/1/09			14,683,200	458,850
					33,349,701

	Apparel (0.4%)
	Quiksilver, Inc.
	6.875%, due 4/15/15			4,390,000	3,402,250
	Unifi, Inc.
	11.50%, due 5/15/14			18,260,000	13,284,150
					16,686,400

	Auto Parts & Equipment (2.8%)
	American Tire Distributors, Inc.
	10.75%, due 4/1/13			5,980,000	5,681,000
	11.08%, due 4/1/12	(g)		4,635,000	4,426,425
	FleetPride Corp.
	11.50%, due 10/1/14	(a)		17,535,000	17,184,300
	Goodyear Tire & Rubber Co. (The)
	6.375%, due 3/15/08			5,845,000	5,830,388
	8.625%, due 12/1/11			3,583,000	3,686,011
❖	11.25%, due 3/1/11			40,235,000	42,447,925
	Lear Corp.
	Series B
	8.50%, due 12/1/13			8,480,000	7,801,600
	8.75%, due 12/1/16			14,090,000	12,540,100
	Tenneco Automotive, Inc.
	8.625%, due 11/15/14	(b)		14,555,000	14,045,575
	10.25%, due 7/15/13			5,427,000	5,752,620
					119,395,944

	Beverages (0.3%)
	Constellation Brands, Inc.
	7.25%, due 5/15/17			13,065,000	12,411,750

	Building Materials (0.3%)
	Compression Polymers Corp.
	10.50%, due 7/1/13			5,660,000	5,037,400
	Panolam Industries International, Inc.
	10.75%, due 10/1/13	(b)		11,300,000	8,927,000
					13,964,400

	Chemicals (1.2%)
	Equistar Chemicals, L.P.
	7.55%, due 2/15/26			11,985,000	8,269,650
	MacDermid, Inc.
	9.50%, due 4/15/17	(a)		10,300,000	8,858,000
	Millennium America, Inc.
	7.625%, due 11/15/26			8,115,000	5,761,650
	Mosaic Global Holdings, Inc.
	7.625%, due 12/1/14	(a)		3,900,000	4,212,000
	7.875%, due 12/1/16	(a) (b)		5,090,000	5,497,200
	Phibro Animal Health Corp.
	10.00%, due 8/1/13	(a)		8,553,000	7,954,290
	Reichhold Industries, Inc.
	9.00%, due 8/15/14	(a)		1,355,000	1,334,675
	Tronox Worldwide LLC/Tronox Finance Corp.
	9.50%, due 12/1/12			7,580,000	7,125,200
					49,012,665

	Coal (0.2%)
	Peabody Energy Corp.
	7.375%, due 11/1/16			2,185,000	2,234,163
	7.875%, due 11/1/26			7,080,000	7,292,400
					9,526,563

	Commercial Services (3.1%)
	Cardtronics, Inc.
	9.25%, due 8/15/13			17,295,000	16,257,300
	9.25%, due 8/15/13	(a)		5,830,000	5,480,200
	Great Lakes Dredge & Dock Corp.
	7.75%, due 12/15/13			14,650,000	13,478,000
	iPayment, Inc.
	9.75%, due 5/15/14			16,404,000	15,173,700
	Knowledge Learning Corp., Inc.
	7.75%, due 2/1/15	(a)		24,640,000	23,038,400
	Language Line, Inc.
	11.125%, due 6/15/12			16,664,000	16,830,640
	Neff Corp.
	10.00%, due 6/1/15	(b)		5,540,000	2,631,500
	Phoenix Color Corp.
	13.00%, due 2/1/09			6,409,000	6,200,708
	Protection One Alarm Monitoring, Inc.
	Series B
	8.125%, due 1/15/09			5,470,000	5,141,800
	Rural/Metro Corp.
	9.875%, due 3/15/15			12,020,000	11,659,400
	Service Corp. International
	7.375%, due 10/1/14			6,645,000	6,777,900
	7.625%, due 10/1/18			6,850,000	6,987,000
					129,656,548

	Computers (0.7%)
	SunGard Data Systems, Inc.
	3.75%, due 1/15/09			660,000	638,550
	4.875%, due 1/15/14			12,070,000	10,410,375
	9.125%, due 8/15/13			19,335,000	19,625,025
					30,673,950

	Distribution & Wholesale (0.5%)
	Varietal Distribution Merger Sub, Inc.
	10.25%, due 7/15/15	(a) (b) (h)		21,270,000	19,887,450

	Diversified Financial Services (7.8%)
	American Real Estate Partners, L.P./American Real Estate Finance Corp.
	7.125%, due 2/15/13			21,155,000	19,621,263
	7.125%, due 2/15/13	(a)		18,680,000	17,325,700
	8.125%, due 6/1/12			24,175,000	23,691,500
	AmeriCredit Corp.
	8.50%, due 7/1/15			20,295,000	14,764,613
	Cedar Brakes II LLC
	9.875%, due 9/1/13	(a)		21,422,528	24,087,276
	El Comandante Capital Corp. (Escrow Shares)
	11.75%, due 12/15/08	(c) (d) (f) (i)		21,941,051	1,579,756
	Ford Motor Credit Co. LLC
	7.375%, due 10/28/09			17,305,000	16,664,957
	7.875%, due 6/15/10			2,410,000	2,268,721
	General Motors Acceptance Corp. LLC
❖	6.75%, due 12/1/14			69,694,000	57,433,850
	8.00%, due 11/1/31			1,825,000	1,512,485
	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Co.
	8.50%, due 4/1/15	(a)		8,405,000	8,341,963
	8.50%, due 4/1/15			140,000	138,950
	9.75%, due 4/1/17	(a) (b)		5,430,000	5,172,075
	KAR Holdings, Inc.
	8.75%, due 5/1/14	(a)		7,355,000	6,545,950
	10.00%, due 5/1/15	(a)		15,420,000	12,875,700
	LaBranche & Co., Inc.
	9.50%, due 5/15/09			5,535,000	5,548,838
	11.00%, due 5/15/12			10,710,000	10,629,675
	MXEnergy Holdings, Inc.
	12.813%, due 8/1/11	(g)		12,830,000	11,611,150
	NSG Holdings LLC/NSG Holdings, Inc.
	7.75%, due 12/15/25	(a)		4,360,000	4,229,200
	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
	9.25%, due 4/1/15	(a)		6,475,000	5,536,125
	Rainbow National Services LLC
	8.75%, due 9/1/12	(a)		10,205,000	10,319,806
	10.375%, due 9/1/14	(a)		27,995,000	29,744,688
	Regency Energy Partners/Regency Energy Finance Corp.
	8.375%, due 12/15/13			10,764,000	10,925,460
	Ucar Finance, Inc.
	10.25%, due 2/15/12			6,219,000	6,436,665
	Vanguard Health Holding Co. II LLC
	9.00%, due 10/1/14			20,220,000	19,158,450
					326,164,816

	Electric (2.5%)
	AES Eastern Energy, L.P.
	Series 1999-A
	9.00%, due 1/2/17			16,265,756	17,729,674
	Series 1999-B
	9.67%, due 1/2/29			16,820,000	19,763,500
	Energy Future Holdings
	10.875%, due 11/1/17	(a)		15,080,000	14,929,200
	NRG Energy, Inc.
	7.25%, due 2/1/14			14,805,000	14,416,369
	7.375%, due 2/1/16			1,090,000	1,053,213
	PSE&G Energy Holdings LLC
	8.625%, due 2/15/08			1,293,000	1,294,095
	Reliant Energy Mid-Atlantic Power Holdings LLC
	Series C
	9.681%, due 7/2/26			3,700,000	4,019,125
	Reliant Energy, Inc.
	7.625%, due 6/15/14	(b)		3,780,000	3,685,500
	7.875%, due 6/15/17	(b)		30,195,000	29,440,125
	Western Resources, Inc.
	7.125%, due 8/1/09			50,000	51,993
					106,382,794

	Energy - Alternate Sources (0.3%)
	Salton Sea Funding Corp.
	Series E
	8.30%, due 5/30/11	(c)		18,457	20,804
	VeraSun Energy Corp.
	9.375%, due 6/1/17	(a) (b)		14,670,000	11,662,650
					11,683,454

	Entertainment (2.3%)
	Gaylord Entertainment Co.
	6.75%, due 11/15/14			13,826,000	11,890,360
	8.00%, due 11/15/13			12,600,000	11,592,000
	Isle of Capri Casinos, Inc.
	7.00%, due 3/1/14			6,555,000	5,047,350
	Jacobs Entertainment, Inc.
	9.75%, due 6/15/14			15,590,000	13,719,200
	Mohegan Tribal Gaming Authority
	6.375%, due 7/15/09			8,108,000	8,026,920
	6.875%, due 2/15/15			3,700,000	3,311,500
	7.125%, due 8/15/14			1,050,000	963,375
	8.00%, due 4/1/12			10,925,000	10,706,500
	Penn National Gaming, Inc.
	6.75%, due 3/1/15			18,440,000	18,440,000
	6.875%, due 12/1/11			7,585,000	7,603,963
	Shingle Springs Tribal Gaming Authority
	9.375%, due 6/15/15	(a)		3,315,000	2,983,500
	Speedway Motorsports, Inc.
	6.75%, due 6/1/13			2,340,000	2,299,050
	United Artists Theatre Circuit, Inc.
	Series BA-7
	9.30%, due 7/1/15	(c) (f)		1,893,527	1,401,210
					97,984,928

	Environmental Control (0.5%)
	Geo Sub Corp.
	11.00%, due 5/15/12			21,865,000	20,771,750

	Food (1.0%)
	Chiquita Brands International, Inc.
	7.50%, due 11/1/14			7,722,000	6,486,480
	Dole Food Co., Inc.
	8.625%, due 5/1/09			6,400,000	5,952,000
	Pilgrims Pride Corp.
	7.625%, due 5/1/15			2,670,000	2,529,825
	8.375%, due 5/1/17	(b)		6,635,000	5,789,038
	Smithfield Foods, Inc.
	7.75%, due 7/1/17			11,185,000	10,569,825
	Stater Brothers Holdings
	7.75%, due 4/15/15			13,600,000	12,784,000
					44,111,168

	Forest Products & Paper (2.1%)
	Bowater, Inc.
	9.375%, due 12/15/21			21,466,000	15,455,514
	9.50%, due 10/15/12			270,000	205,200
	Georgia-Pacific Corp.
	7.00%, due 1/15/15	(a)		5,760,000	5,529,600
	7.125%, due 1/15/17	(a)		14,855,000	14,149,388
	7.25%, due 6/1/28			2,370,000	2,014,500
	7.75%, due 11/15/29			74,000	65,120
	8.00%, due 1/15/24			15,193,000	13,901,595
	8.875%, due 5/15/31			29,615,000	27,838,100
	NewPage Corp.
	10.00%, due 5/1/12	(a)		8,615,000	8,571,925
					87,730,942

	Hand & Machine Tools (0.4%)
	Baldor Electric Co.
	8.625%, due 2/15/17			9,015,000	8,744,545
	Thermadyne Holdings Corp.
	10.50%, due 2/1/14	(b)		7,325,000	6,299,500
					15,044,045

	Health Care-Products (2.8%)
	Cooper Cos., Inc. (The)
	7.125%, due 2/15/15			9,235,000	8,773,250
	Hanger Orthopedic Group, Inc.
	10.25%, due 6/1/14			15,080,000	15,381,600
	Invacare Corp.
	9.75%, due 2/15/15			14,360,000	14,503,600
	LVB Acquisition Merger Sub, Inc.
	10.00%, due 10/15/17	(a)		14,520,000	14,955,600
	10.375%, due 10/15/17	(a) (h)		6,560,000	6,592,800
	11.625%, due 10/15/17	(a)		22,750,000	22,209,688
	PTS Acquisition Corp.
	9.50%, due 4/15/15	(a) (b) (h)		19,235,000	16,542,100
	ReAble Therapeutics Finance LLC / ReAble Therapeutics Finance Corp.
	10.875%, due 11/15/14	(a)		20,197,000	19,187,150
	Universal Hospital Services, Inc.
	8.288%, due 6/1/15	(g)		305,000	289,750
	8.50%, due 6/1/15	(h)		700,000	707,000
					119,142,538

	Health Care-Services (2.3%)
	Alliance Imaging, Inc.
	7.25%, due 12/15/12	(a)		29,996,000	28,571,190
	Centene Corp.
	7.25%, due 4/1/14			6,047,000	5,926,060
	Community Health Systems, Inc.
	8.875%, due 7/15/15			19,255,000	19,375,344
	HCA, Inc.
	6.75%, due 7/15/13			7,560,000	6,785,100
	8.75%, due 9/1/10			3,280,000	3,288,200
	9.25%, due 11/15/16			14,795,000	15,516,256
	Psychiatric Solutions, Inc.
	7.75%, due 7/15/15			12,445,000	12,258,325
	Skilled Healthcare Group, Inc.
	11.00%, due 1/15/14			5,899,000	6,282,435
					98,002,910

	Holding Companies - Diversified (0.6%)
	ESI Tractebel Acquisition Corp.
	Class B
	7.99%, due 12/30/11			6,129,000	6,259,064
	Leucadia National Corp.
	7.125%, due 3/15/17			3,345,000	3,152,663
	8.125%, due 9/15/15			13,470,000	13,402,650
	Susser Holdings LLC
	10.625%, due 12/15/13			955,000	978,875
	10.625%, due 12/15/13	(a)		2,241,000	2,297,025
					26,090,277

	Household Products & Wares (0.6%)
	ACCO Brands Corp.
	7.625%, due 8/15/15			19,250,000	16,314,375
	Jarden Corp.
	7.50%, due 5/1/17	(b)		10,490,000	8,968,950
					25,283,325

	Housewares (0.2%)
	Libbey Glass, Inc.
	11.913%, due 6/1/11	(g)		6,825,000	6,893,250

	Insurance (1.6%)
	Crum & Forster Holdings Corp.
	7.75%, due 5/1/17			29,595,000	28,781,138
	HUB International Holdings, Inc.
	9.00%, due 12/15/14	(a)		27,840,000	22,272,000
	Lumbermens Mutual Casualty
	8.30%, due 12/1/37	(a) (d)		8,525,000	63,938
	8.45%, due 12/1/97	(a) (d)		2,575,000	19,313
	9.15%, due 7/1/26	(a) (d)		42,123,000	315,923
	USI Holdings Corp.
	8.744%, due 11/15/14	(a) (g)		6,375,000	5,323,125
	9.75%, due 5/15/15	(a)		11,390,000	8,884,200
					65,659,637

	Iron & Steel (0.4%)
	Allegheny Ludlum Corp.
	6.95%, due 12/15/25			14,390,000	14,749,750
	Allegheny Technologies, Inc.
	8.375%, due 12/15/11			210,000	223,120
					14,972,870

	Leisure Time (0.1%)
	Town Sports International, Inc.
	(zero coupon), due 2/1/14
	11.00%, beginning 2/1/09			4,645,000	4,273,400

	Lodging (1.9%)
	Boyd Gaming Corp.
	6.75%, due 4/15/14			8,220,000	7,151,400
	7.125%, due 2/1/16			2,306,000	1,983,160
	7.75%, due 12/15/12			14,200,000	13,383,500
	Mandalay Resort Group
	9.50%, due 8/1/08			8,670,000	8,778,375
	MGM Mirage, Inc.
	7.50%, due 6/1/16			14,445,000	13,867,200
	MTR Gaming Group, Inc.
	Series B
	9.00%, due 6/1/12			11,155,000	9,593,300
	9.75%, due 4/1/10			4,945,000	4,747,200
	San Pasqual Casino
	8.00%, due 9/15/13	(a)		250,000	237,500
	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC
	7.491%, due 3/15/14	(a) (g)		11,650,000	10,485,000
	Wynn Las Vegas Capital Corp.
	6.625%, due 12/1/14	(a)		1,535,000	1,479,356
	Wynn Las Vegas LLC
	6.625%, due 12/1/14			7,805,000	7,522,069
					79,228,060

	Media (2.3%)
	Houghton Mifflin Co.
	7.20%, due 3/15/11			9,530,000	9,351,313
	Idearc, Inc.
	8.00%, due 11/15/16			12,841,000	11,492,695
	ION Media Networks, Inc.
	7.508%, due 1/15/12	(a) (g)		16,465,000	14,818,500
	10.508%, due 1/15/13	(a) (g)		26,350,000	22,792,750
	LBI Media, Inc.
	8.50%, due 8/1/17	(a)		11,380,000	10,099,750
	MediaNews Group, Inc.
	6.875%, due 10/1/13			6,935,000	3,883,600
	Morris Publishing Group LLC
	7.00%, due 8/1/13			19,795,000	13,262,650
	Ziff Davis Media, Inc.
	10.911%, due 5/1/12	(d) (g)		12,615,000	11,873,869
					97,575,127

	Metal Fabricate & Hardware (0.7%)
	Metals USA, Inc.
	11.125%, due 12/1/15			6,580,000	6,530,650
	Mueller Water Products, Inc.
	7.375%, due 6/1/17			12,495,000	10,620,750
	Neenah Foundary Co.
	9.50%, due 1/1/17			16,650,000	12,154,500
					29,305,900

	Mining (0.6%)
	Freeport-McMoRan Copper & Gold, Inc.
	8.25%, due 4/1/15			7,125,000	7,472,344
	8.375%, due 4/1/17			17,355,000	18,439,688
					25,912,032

	Miscellaneous - Manufacturing (1.3%)
	Actuant Corp.
	6.875%, due 6/15/17	(a)		11,390,000	11,048,300
	RBS Global, Inc./Rexnord Corp.
	9.50%, due 8/1/14			25,630,000	23,131,075
	Sally Holdings LLC
	9.25%, due 11/15/14	(b)		7,550,000	7,134,750
	SPX Corp.
	7.625%, due 12/15/14	(a)		12,535,000	12,848,375
					54,162,500

	Oil & Gas (5.4%)
	Chaparral Energy, Inc.
	8.50%, due 12/1/15			16,935,000	14,140,725
	8.875%, due 2/1/17	(a)		19,885,000	16,603,975
	Chesapeake Energy Corp.
❖	6.50%, due 8/15/17			34,820,000	33,688,350
	6.625%, due 1/15/16			7,560,000	7,389,900
	6.875%, due 11/15/20			4,180,000	4,033,700
	Energy Partners, Ltd.
	9.383%, due 4/15/13	(g)		12,130,000	10,189,200
	9.75%, due 4/15/14			3,735,000	3,212,100
	Forest Oil Corp.
	7.25%, due 6/15/19	(a)		4,000,000	4,000,000
	8.00%, due 12/15/11			4,460,000	4,627,250
	Hilcorp Energy I, L.P./Hilcorp Finance Co.
	7.75%, due 11/1/15	(a)		11,605,000	11,111,788
	9.00%, due 6/1/16	(a)		9,005,000	9,005,000
	Mariner Energy, Inc.
	7.50%, due 4/15/13			17,985,000	17,220,638
	Newfield Exploration Co.
	6.625%, due 4/15/16			9,820,000	9,623,600
	Parker Drilling Co.
	9.625%, due 10/1/13			9,710,000	10,244,050
	Petroquest Energy, Inc.
	10.375%, due 5/15/12			14,675,000	14,895,125
	Stone Energy Corp.
	6.75%, due 12/15/14			6,725,000	6,220,625
	8.25%, due 12/15/11			8,360,000	8,276,400
	United Refining Co.
	10.50%, due 8/15/12			7,175,000	7,246,750
	Venoco, Inc.
	8.75%, due 12/15/11			6,289,000	6,226,110
	W&T Offshore, Inc.
	8.25%, due 6/15/14	(a)		9,465,000	8,897,100
	Whiting Petroleum Corp.
	7.00%, due 2/1/14			14,185,000	13,901,300
	7.25%, due 5/1/13			5,875,000	5,786,875
					226,540,561

	Oil & Gas Services (0.9%)
	Allis-Chalmers Energy, Inc.
	8.50%, due 3/1/17			8,765,000	8,063,800
	9.00%, due 1/15/14			14,270,000	13,556,500
	Complete Production Services, Inc.
	8.00%, due 12/15/16			11,850,000	11,494,500
	Helix Energy Solutions Group, Inc.
	9.50%, due 1/15/16	(a)		5,995,000	6,084,925
					39,199,725

	Packaging & Containers (0.2%)
	Owens-Brockway Glass Container, Inc.
	8.25%, due 5/15/13			5,710,000	5,909,850
	8.875%, due 2/15/09			3,036,000	3,036,000
					8,945,850

	Pipelines (2.0%)
	ANR Pipeline Co.
	7.375%, due 2/15/24			2,555,000	2,761,656
	9.625%, due 11/1/21			19,281,000	24,767,621
	El Paso Natural Gas Co.
	7.50%, due 11/15/26			2,835,000	2,980,807
	7.625%, due 8/1/10			8,175,000	8,422,662
	8.375%, due 6/15/32			11,060,000	12,893,903
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
	Series B
	6.875%, due 11/1/14			5,525,000	5,221,125
	8.50%, due 7/15/16			19,610,000	19,708,050
	Southern Natural Gas Co.
	7.35%, due 2/15/31			1,895,000	1,980,938
	8.00%, due 3/1/32			1,420,000	1,592,628
	Tennessee Gas Pipeline Co.
	7.625%, due 4/1/37			3,265,000	3,559,265
					83,888,655

	Real Estate (1.4%)
	Chukchansi Economic Development Authority
	8.00%, due 11/15/13	(a)		6,480,000	6,091,200
	Host Marriott, L.P.
	Series Q
	6.75%, due 6/1/16			12,020,000	11,569,250
	Omega Healthcare Investors, Inc.
	7.00%, due 4/1/14			19,305,000	19,111,950
	Trustreet Properties, Inc.
	7.50%, due 4/1/15			19,240,000	20,739,258
					57,511,658

	Real Estate Investment Trusts (0.1%)
	Host Hotels & Resorts, L.P.
	6.875%, due 11/1/14			6,500,000	6,386,250

	Retail (2.7%)
	Burlington Coat Factory Warehouse Corp.
	11.125%, due 4/15/14	(b)		1,420,000	1,112,920
	Harry & David Holdings, Inc.
	9.00%, due 3/1/13			8,265,000	7,355,850
	Rite Aid Corp.
	7.50%, due 1/15/15			19,565,000	17,217,200
	7.50%, due 3/1/17			11,280,000	9,672,600
	8.125%, due 5/1/10			495,000	477,056
	8.625%, due 3/1/15			26,510,000	19,882,500
	9.25%, due 6/1/13			1,450,000	1,174,500
	9.375%, due 12/15/15			4,265,000	3,230,738
	9.50%, due 6/15/17			8,425,000	6,276,625
	Sbarro, Inc.
	10.375%, due 2/1/15	(b)		8,170,000	6,944,500
	Star Gas Partners, L.P./Star Gas Finance Co.
	Series B
	10.25%, due 2/15/13			23,620,000	24,092,400
	Toys "R" Us, Inc.
	7.625%, due 8/1/11	(b)		22,695,000	17,929,050
					115,365,939

	Savings & Loans (0.1%)
	Washington Mutual, Inc.
	7.25%, due 11/1/17			4,960,000	4,325,353

	Software (0.7%)
	Open Solutions, Inc.
	9.75%, due 2/1/15	(a)		8,855,000	7,571,025
	Serena Software, Inc.
	10.375%, due 3/15/16			4,400,000	4,235,000
	SS&C Technologies, Inc.
	11.75%, due 12/1/13			15,440,000	16,327,800
					28,133,825

	Telecommunications (4.1%)
	Centennial Cellular Operating Co./Centennial Communications Corp.
	10.125%, due 6/15/13			17,770,000	18,169,825
	GCI, Inc.
	7.25%, due 2/15/14			6,290,000	5,346,500
	Intelsat Corp.
	9.00%, due 6/15/16			10,900,000	10,818,250
	iPCS, Inc.
	5.364%, due 5/1/13	(g)		2,000,000	1,780,000
	Lucent Technologies, Inc.
	5.50%, due 11/15/08	(b)		8,959,000	8,891,808
❖	6.45%, due 3/15/29			46,776,000	37,654,680
	6.50%, due 1/15/28			15,100,000	12,155,500
	PAETEC Holding Corp.
	9.50%, due 7/15/15	(a) (b)		9,230,000	8,606,975
	PanAmSat Corp.
	9.00%, due 8/15/14			6,243,000	6,196,178
	Qwest Communications International, Inc.
	7.25%, due 2/15/11			12,620,000	12,493,800
	Series B
	7.50%, due 2/15/14			18,105,000	17,923,950
	Qwest Corp.
	7.20%, due 11/10/26			6,685,000	6,100,063
	7.50%, due 10/1/14			6,400,000	6,432,000
	7.50%, due 6/15/23			335,000	315,738
	8.875%, due 3/15/12			13,755,000	14,528,719
	Windstream Regatta Holdings, Inc.
	11.00%, due 12/1/17	(a)		5,630,000	5,123,300
					172,537,286

	Textiles (1.1%)
❖	INVISTA
	9.25%, due 5/1/12	(a)		43,530,000	44,291,775

	Transportation (0.3%)
	Atlantic Express Transportation Corp.
	12.455%, due 4/15/12	(g)		12,445,000	8,711,500
	Swift Transportation Co.
	12.50%, due 5/15/17	(a) (b)		10,745,000	4,244,275
					12,955,775

	Trucking & Leasing (0.3%)
	Greenbrier Cos., Inc.
	8.375%, due 5/15/15			12,835,000	11,647,763

	Total Corporate Bonds
	(Cost $2,798,552,938)				2,649,257,478

	Foreign Bonds (8.7%)
	Chemicals (0.2%)
	Nova Chemicals Corp.
	7.863%, due 11/15/13	(g)		9,020,000	7,667,000

	Commercial Services (0.3%)
	Quebecor World, Inc.
	8.75%, due 3/15/16	(a) (b)		460,000	216,200
	9.75%, due 1/15/15	(a) (b) (d)		26,020,000	12,359,500
					12,575,700

	Diversified Financial Services (0.7%)
	CEVA Group PLC
	10.00%, due 9/1/14	(a)		10,180,000	9,620,100
	Digicel, Ltd.
	9.25%, due 9/1/12	(a)		12,255,000	12,423,506
	Galaxy Entertainment Finance Co., Ltd.
	9.875%, due 12/15/12	(a)		7,725,000	7,918,125
					29,961,731

	Electric (0.7%)
❖	Intergen N.V.
	9.00%, due 6/30/17	(a)		29,015,000	30,248,138

	Electronics (1.0%)
	NXP B.V./NXP Funding LLC
❖	7.875%, due 10/15/14			39,000,000	35,733,750
	9.50%, due 10/15/15	(b)		8,340,000	7,287,075
					43,020,825

	Forest Products & Paper (0.3%)
	Bowater Canada Finance
	7.95%, due 11/15/11			1,700,000	1,321,750
	Catalyst Paper Corp.
	7.375%, due 3/1/14			5,190,000	3,853,575
	Series D
	8.625%, due 6/15/11			9,865,000	8,335,925
					13,511,250

	Health Care-Products (0.6%)
	FMC Finance III S.A.
	6.875%, due 7/15/17	(a)		23,525,000	23,525,000

	Media (2.1%)
	CanWest MediaWorks, Inc.
	8.00%, due 9/15/12			14,415,455	13,658,644
	CanWest MediaWorks, L.P.
	9.25%, due 8/1/15	(a) (b)		16,130,000	15,242,850
	Quebecor Media, Inc.
	7.75%, due 3/15/16			22,075,000	20,474,563
	7.75%, due 3/15/16	(a)		11,800,000	10,944,500
	Shaw Communications, Inc.
	7.50%, due 11/20/13		C$	22,825,000	24,311,961
	Sun Media Corp.
	7.625%, due 2/15/13			$40,000	37,900
	Videotron Ltee
	6.875%, due 1/15/14			2,411,000	2,332,643
					87,003,061

	Pharmaceuticals (0.2%)
	Angiotech Pharmaceuticals, Inc.
	8.874%, due 12/1/13	(g)		9,770,000	8,793,000

	Telecommunications (2.5%)
	Inmarsat Finance PLC
	(zero coupon), due 11/15/12
	10.375%, beginning 11/15/08			22,335,000	21,776,625
	Intelsat Subsidiary Holding Co., Ltd.
	8.25%, due 1/15/13			19,360,000	19,166,400
	Millicom International Cellular S.A.
	10.00%, due 12/1/13			25,130,000	26,449,325
	Nortel Networks, Ltd.
	10.75%, due 7/15/16			16,380,000	16,543,800
	Rogers Wireless, Inc.
	8.00%, due 12/15/12			2,930,000	3,035,568
	9.625%, due 5/1/11			15,685,000	17,858,972
	Satelites Mexicanos S.A. de C.V.
	13.58%, due 11/30/11	(g)		1,926,800	1,923,139
					106,753,829

	Transportation (0.1%)
	Kansas City Southern de Mexico S.A. de C.V.
	7.375%, due 6/1/14	(a)		4,090,000	3,885,500

	Total Foreign Bonds
	(Cost $382,516,720)				366,945,034

	Loan Assignments & Participations (9.8%)	(j)
	Aerospace & Defense (0.5%)
	DAE Aviation Holdings
	Tranche B2 Term Loan
	6.99%, due 7/31/14			5,886,145	5,849,357
	Tranche B1 Term Loan
	7.927%, due 7/31/14			7,774,617	7,726,026
	Asset Sale Term Loan
	8.25%, due 7/31/09			5,900,000	5,885,250
					19,460,633

	Auto Manufacturers (0.5%)
	Navistar International Corp.
	Revolver
	7.276%, due 1/19/12			6,400,000	5,760,000
	Term Loan B
	8.234%, due 1/19/12			17,600,000	15,840,000
					21,600,000

	Auto Manufacturing (0.6%)
	Daimler Chrysler Financial Services Americas LLC
	2nd Lien Term Loan
	11.49%, due 8/3/13			31,045,000	24,455,699

	Broadcasting (0.3%)
	Cenveo Corp.
	Bridge Loan
	8.271%, due 8/31/15	(c)		13,635,000	13,635,000

	Healthcare, Education & Childcare (2.3%)
❖	Community Health Systems, Inc.
	New Term Loan B
	7.331%, due 7/5/14			36,667,459	33,727,022
	Fresenius Medical Care Holdings, Inc.
	Term Loan
	6.247%, due 3/31/13			6,300,000	5,971,499
	HCA, Inc.
	Term Loan A
	6.83%, due 11/18/12			8,103,969	7,432,272
	Term Loan B
	7.08%, due 11/18/13			31,482,000	29,024,924
	Talecris Biotherapeutics, Inc.
	1st Lien Term Loan
	8.38%, due 12/6/13			7,425,000	7,341,469
	2nd Lien Term Loan
	11.38%, due 12/6/14			14,995,000	14,816,934
					98,314,120

	Hotels, Motels, Inns & Gaming (0.8%)
	Fontainebleau Las Vegas Resorts LLC
	Term Loan B
	8.40%, due 6/5/14			7,373,333	6,506,967
	Green Valley Ranch Gaming LLC
	1st Lien Term Loan B
	6.992%, due 2/16/14			5,502,565	4,842,257
	LNR Property Corp.
	Term Loan A1
	7.63%, due 7/12/09			2,830,000	2,688,500
	Initial Tranche B Term Loan
	7.63%, due 7/12/11			21,585,000	19,750,275
					33,787,999

	Media (0.6%)
	Nielsen Finance LLC
	Dollar Term Loan
	6.964%, due 8/9/13			27,644,838	25,456,279

	Mining (0.3%)
	BHM Technologies LLC
	1st Lien Term Loan
	10.529%, due 7/21/13			21,900,766	11,461,394

	Pharmaceuticals (0.2%)
	Warner Chilcott Corp.
	Tranche C Term Loan
	6.587%, due 1/18/12			1,798,900	1,707,456
	Tranche B Term Loan
	6.774%, due 1/18/12			5,229,990	4,964,133
					6,671,589

	Real Estate (0.6%)
	Building Materials Corp. of America
	2nd Lien Term Loan
	9.563%, due 9/15/14			11,830,000	7,866,950
	Neff Rental, Inc.
	2nd Lien Term Loan
	8.404%, due 11/23/14			4,400,000	3,267,000
	Rental Services Corp.
	2nd Lien Term Loan
	8.15%, due 11/30/13			8,901,478	7,536,588
	Town Sports International, Inc.
	Term Loan
	6.938%, due 2/27/14			6,808,550	6,093,652
					24,764,190

	Retail (0.7%)
	Michaels Stores, Inc.
	New Term Loan B
	7.583%, due 10/31/13			1,854,876	1,578,331
	Neiman Marcus Group, Inc. (The)
	Term Loan B
	6.686%, due 4/6/13			12,259,494	11,227,649
	Toys "R" Us (Delaware), Inc.
	Term Loan
	9.411%, due 1/19/13			18,220,000	17,141,977
					29,947,957

	Software (0.5%)
	SunGard Data Systems, Inc.
	Term Loan
	6.898%, due 2/28/14			24,790,441	22,923,424

	Telecommunications (0.9%)
	Alltel Corp.
	Term Loan B3
	6.773%, due 5/15/15			21,426,300	19,468,172
	Qwest Corp.
	Term Loan B
	6.95%, due 6/30/10			18,000,000	18,300,006
	Trilogy International Partners LLC
	Term Loan
	8.33%, due 6/29/12			1,350,000	1,228,500
					38,996,678

	Utilities (1.0%)
	TXU Corp.
	Term Loan B2
	8.396%, due 10/10/14			31,979,850	29,348,772
	Term Loan B3
	8.396%, due 10/10/14			11,685,713	10,768,115
					40,116,887

	Total Loan Assignments & Participations
	(Cost $455,473,409)				411,591,849

	Yankee Bonds (1.0%)	(k)
	Forest Products & Paper (0.6%)
	Abitibi-Consolidated, Inc.
	8.85%, due 8/1/30			8,217,000	5,382,135
	Smurfit Capital Funding PLC
	7.50%, due 11/20/25			22,510,000	20,709,200
					26,091,335

	Insurance (0.3%)
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18	(b)		6,117,000	5,749,980
	7.75%, due 7/15/37	(b)		4,810,000	4,425,200
	8.30%, due 4/15/26	(b)		2,375,000	2,268,125
					12,443,305

	Telecommunications (0.1%)
	Nortel Networks Corp.
	6.875%, due 9/1/23			3,000,000	2,220,000

	Total Yankee Bonds
	(Cost $39,700,263)				40,754,640

	Total Long-Term Bonds
	(Cost $3,734,504,380)				3,525,425,230

				Shares
	Common Stocks (2.7%)
	Agriculture (0.0%)	‡
	North Atlantic Trading Co., Inc.	(c) (e) (f) (i)		2,156	22

	Airlines (1.3%)
❖	Northwest Airlines, Inc.	(i)		2,942,170	55,048,001

	Commercial Services (0.0%)	‡
	Dinewise, Inc.	(c) (f) (i)		8,434,374	84,344

	Holding Companies - Diversified (0.0%)	‡
	TLC Beatrice International Holdings	(c) (f) (i)		25,000	25,000

	Media (0.9%)
	Adelphia Contingent Value Vehicle	(c) (d) (f) (i)		15,507,390	155,074
	Belo Corp. Class A			430,200	7,145,622
	CBS Corp. Class B			195,300	4,919,607
	Digital On-Demand	(c) (e) (f) (i)		1,095,395	10,954
	Gannett Co., Inc.			208,800	7,725,600
	Haights Cross Communications, Inc.	(c) (e) (f) (i)		1,630,227	15,731,691
					35,688,548

	Retail (0.2%)
	Star Gas Partners, L.P.	(i)		2,601,650	9,235,857

	Software (0.1%)
	QuadraMed Corp.	(c) (i)		1,199,685	2,399,370
	QuadraMed Corp.	(c) (i)		434,011	868,022
					3,267,392

	Telecommunications (0.2%)
	Loral Space & Communications, Ltd.	(i)		327,283	8,699,182
	Remote Dynamics, Inc.	(i)		7,172	430
					8,699,612

	Total Common Stocks
	(Cost $166,036,983)				112,048,776

	Convertible Preferred Stock (0.5%)
	Software (0.5%)
	QuadraMed Corp.
	5.50%	(a) (c) (e)		950,000	19,475,000

	Total Convertible Preferred Stock
	(Cost $22,798,000)				19,475,000

	Preferred Stocks (0.9%)
	Media (0.0%)	‡
	Ziff Davis Holdings, Inc.
	10.00%	(c)		4,240	63,600

	Real Estate Investment Trusts (0.9%)
❖	Sovereign Real Estate Investment Corp.
	12.00%	(a) (c)		29,881	38,621,193

	Total Preferred Stocks
	(Cost $26,447,396)				38,684,793

				Number of
				Warrants
	Warrants (0.0%)	‡
	Media (0.0%)	‡
	Haights Cross Communications, Inc.
	Strike Price $0.001
	Expire 7/31/08	(c) (e) (f) (i)		13,754	132,589
	Ziff Davis Holdings, Inc.
	Strike Price $0.001
	Expire 8/12/12	(f) (i)		777,370	7,774

	Total Warrants
	(Cost $11,393)				140,363

				Shares
	Short-Term Investments (17.5%)

	Investment Company (8.9%)
	State Street Navigator Securities Lending
	Prime Portfolio	(l)		374,307,421	374,307,421
	Total Investment Company
	(Cost $374,307,421)				374,307,421

				Principal
				Amount
	U.S. Government (8.6%)
	United States Treasury Bills
	1.51%, due 2/28/08			$2,730,000	2,726,908
	1.95%, due 2/21/08			17,220,000	17,201,345
	2.00%, due 2/21/08			93,200,000	93,096,444
	2.105%, due 2/21/08			1,990,000	1,987,673
	3.012%, due 2/14/08	(b)		130,170,000	130,028,418
	3.18%, due 2/7/08	(b)		980,000	979,481
	3.342%, due 2/7/08	(b)		116,025,000	115,960,374

	Total U.S. Government
	(Cost $361,980,643)				361,980,643

	Total Short-Term Investments
	(Cost $736,288,064)				736,288,064

	Total Investments
	(Cost $4,686,086,216)	(m)		105.4%	4,432,062,226

	Liabilities in Excess of
	Cash and Other Assets			(5.4)	(225,439,538)

	Net Assets			100.0%	$4,206,622,688

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
❖	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
(a)	May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $366,641,429; cash collateral of $374,307,421 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)	Illiquid security. The total market value of these securities at January 31, 2008 is $94,209,782, which represents 2.2% of the Fund's net assets.
(d)	Issue in default.
(e)	Restricted security.
(f)	Fair valued security. The total market value of these securities at January 31, 2008 is $19,134,567, which represents 0.5% of the Fund's net assets.
(g)	Floating rate. Rate shown is the rate in effect at January 31, 2008.
(h)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(i)	Non-income producing security.
(j)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2008. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(k)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(l)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(m)	At January 31, 2008, cost is $4,697,000,243 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation			$78,107,789
	Gross unrealized depreciation			(343,045,806)
	Net unrealized depreciation			$(264,938,017)

The following abbreviation is used in the above portfolio:
C$ - Canadian Dollar

Restricted Securities held at January 31, 2008:
		Principal Amount/ Number of
	Date(s) of	Warrants/		1/31/08	Percentage of
Security	Acquisition	Shares	Cost	Value	Net Assets
At Home Corp
Convertible Bond	7/25/01	61,533,853	$0	$6,153	0.0	%(a)
Digital On-Demand
Common Stock	1/18/05	1,095,395	0	10,954	0.0	(a)
Haights Cross Communications, Inc.
Common Stock		1,630,227	18,548,475	15,731,691	0.4
Warrants	1/22/04-9/6/07	13,754	4,097	132,589	0.0	(a)
North Atlantic Trading Co., Inc.
Common Stock	4/21/04	2,156	22	22	0.0	(a)
QuadraMed Corp.
Convertible Preferred Stock	6/16/04	950,000	22,798,000	19,475,000	0.5
			$41,350,594	$35,356,409	0.9%
(a) Less than one-tenth of a percent.

	MainStay Institutional Bond Fund
	Portfolio of Investments			†††	January 31, 2008 unaudited
					Principal
					Amount	Value
	Long-Term Bonds (98.9%)		†
	Asset-Backed Securities (0.2%)
	Diversified Financial Services (0.2%)
	Newcastle Mortgage Securities Trust
	Series 2006-1, Class A1
	3.446%, due 3/25/36		(a)		$370,912	$368,692
	Speciality Underwriting & Residential Finance Trust
	Series 2005-BC4, Class A2A
	3.486%, due 9/25/36		(a)		181	181

	Total Asset-Backed Securities
	(Cost $371,094)					368,873

	Corporate Bonds (22.3%)
	Agriculture (0.7%)
	Cargill, Inc.
	6.00%, due 11/27/17		(b)		1,935,000	1,957,680

	Auto Manufacturers (0.1%)
	DaimlerChrysler N.A. Holding Corp.
	4.875%, due 6/15/10				85,000	86,445
	7.75%, due 1/18/11				30,000	32,668
						119,113

	Auto Parts & Equipment (0.6%)
	Johnson Controls, Inc.
	5.25%, due 1/15/11				1,660,000	1,708,304

	Banks (2.7%)
	Bank of America Corp.
	5.42%, due 3/15/17				600,000	591,631
	5.75%, due 8/15/16				955,000	974,711
	Bank One Corp.
	2.625%, due 6/30/08				40,000	39,851
	5.90%, due 11/15/11				2,355,000	2,498,292
	Capital One Financial Corp.
	5.70%, due 9/15/11				50,000	46,086
	6.15%, due 9/1/16				675,000	593,308
	Chase Manhattan Corp.
	6.375%, due 4/1/08				20,000	20,078
	Nationsbank Corp.
	6.375%, due 2/15/08				50,000	50,043
	U.S. Bank N.A.
	6.375%, due 8/1/11				960,000	1,029,372
	Wachovia Corp.
	5.35%, due 3/15/11				35,000	36,068
	Wells Fargo & Co.
	3.125%, due 4/1/09				85,000	84,379
	Wells Fargo Bank N.A.
	4.75%, due 2/9/15				1,330,000	1,310,872
						7,274,691

	Diversified Financial Services (7.1%)
	American General Finance
	4.875%, due 7/15/12				15,000	14,725
	Capital One Bank
	4.875%, due 5/15/08				60,000	59,873
	Caterpillar Financial Services Corp.
	4.30%, due 6/1/10				30,000	30,382
	Citigroup, Inc.
	3.625%, due 2/9/09				120,000	120,035
	5.00%, due 9/15/14				1,745,000	1,698,674
	Countrywide Home Loans, Inc.
	3.25%, due 5/21/08		(c)		50,000	48,328
	Credit Suisse First Boston USA, Inc.
	4.875%, due 8/15/10				25,000	25,777
	General Electric Capital Corp.
	4.125%, due 9/1/09				2,100,000	2,124,022
	4.625%, due 9/15/09				125,000	127,417
	6.125%, due 2/22/11				50,000	53,222
	Household Financial Corp.
	4.75%, due 5/15/09				115,000	116,014
	HSBC Finance Corp.
	5.875%, due 2/1/09				475,000	484,261
	6.375%, due 10/15/11				1,505,000	1,576,310
	6.75%, due 5/15/11				535,000	563,119
	7.00%, due 5/15/12				835,000	895,613
	International Lease Finance Corp.
	4.875%, due 9/1/10				60,000	60,985
	5.625%, due 9/20/13				1,225,000	1,261,657
	5.75%, due 6/15/11				1,480,000	1,532,318
	5.875%, due 5/1/13				320,000	334,018
	Jefferies Group, Inc.
	5.50%, due 3/15/16				265,000	253,457
	7.75%, due 3/15/12				840,000	920,212
	John Deere Capital Group
	5.65%, due 7/25/11				1,135,000	1,197,217
	JPMorgan Chase & Co.
	5.125%, due 9/15/14				915,000	920,719
	5.75%, due 1/2/13				225,000	234,345
	6.25%, due 1/15/09				5,000	5,112
	6.75%, due 2/1/11				55,000	58,835
	Lehman Brothers Holdings, Inc.
	3.60%, due 3/13/09				15,000	14,784
	5.625%, due 1/24/13				1,500,000	1,519,379
	MBNA Corp.
	7.125%, due 11/15/12				940,000	1,041,970
	7.50%, due 3/15/12				240,000	267,151
	Merrill Lynch & Co.
	3.70%, due 4/21/08				20,000	19,948
	Morgan Stanley
	3.875%, due 1/15/09				25,000	25,003
	4.75%, due 4/1/14				1,495,000	1,437,679
	6.60%, due 4/1/12				50,000	53,205
	National Rural Utilities Cooperative Finance Corp.
	5.75%, due 11/1/08				80,000	81,052
	Textron Financial Corp.
	4.125%, due 3/3/08				65,000	65,047
						19,241,865

	Electric (2.6%)
	Dominion Resources, Inc.
	5.687%, due 5/15/08				55,000	55,229
	Exelon Corp.
	4.90%, due 6/15/15				1,020,000	981,144
	FirstEnergy Corp.
	Series B
	6.45%, due 11/15/11				1,000,000	1,056,052
	MidAmerican Energy Holdings Co.
	5.875%, due 10/1/12				1,720,000	1,828,836
	Nisource Finance Corp.
	6.40%, due 3/15/18				1,720,000	1,756,949
	Pacific Gas & Electric
	3.60%, due 3/1/09				90,000	89,935
	Virginia Electric and Power Co.
	5.10%, due 11/30/12				1,155,000	1,191,871
						6,960,016

	Food (0.0%)		‡
	Safeway, Inc.
	4.95%, due 8/16/10				85,000	85,265

	Gas (0.2%)
	Marathon Oil Corp.
	6.00%, due 10/1/17				520,000	539,623

	Insurance (1.9%)
	Assurant, Inc.
	5.625%, due 2/15/14				615,000	599,765
	MetLife, Inc.
	5.50%, due 6/15/14				475,000	489,038
	6.125%, due 12/1/11				1,520,000	1,614,152
	Prudential Financial, Inc.
	3.75%, due 5/1/08				80,000	79,951
	4.50%, due 7/15/13				1,185,000	1,161,257
	St. Paul Travelers Cos., Inc. (The)
	6.25%, due 6/20/16				1,220,000	1,280,069
						5,224,232

	Media (1.4%)
	Comcast Cable Communications, Inc.
	6.875%, due 6/15/09				80,000	82,843
	Cox Communications, Inc.
	4.625%, due 1/15/10				35,000	35,102
	6.40%, due 8/1/08				45,000	45,585
	7.125%, due 10/1/12				1,335,000	1,445,083
	Tele-Communications, Inc.
	9.80%, due 2/1/12				1,840,000	2,138,474
	Time Warner, Inc.
	6.75%, due 4/15/11				80,000	83,462
						3,830,549

	Oil & Gas (1.7%)
	Devon Financing Corp. LLC
	6.875%, due 9/30/11				780,000	851,187
	Ocean Energy, Inc.
	7.25%, due 10/1/11				635,000	700,944
	Valero Energy Corp.
	6.125%, due 6/15/17				800,000	821,864
	XTO Energy, Inc.
	4.90%, due 2/1/14				1,050,000	1,049,402
	6.25%, due 8/1/17				1,065,000	1,134,776
						4,558,173

	Oil & Gas Services (0.6%)
	Halliburton Co.
	5.50%, due 10/15/10				1,565,000	1,641,513

	Pipelines (0.3%)
	Kinder Morgan Energy Partners, L.P.
	6.00%, due 2/1/17				875,000	884,676

	Real Estate Investment Trusts (1.2%)
	ERP Operating, L.P.
	5.75%, due 6/15/17				875,000	806,046
	Istar Financial, Inc. Series B
	4.875%, due 1/15/09				50,000	48,961
	ProLogis
	5.50%, due 4/1/12				1,290,000	1,291,000
	Realty Income Corp.
	5.95%, due 9/15/16				1,025,000	995,400
						3,141,407

	Retail (0.7%)
	CVS Caremark Corp.
	5.75%, due 6/1/17				1,685,000	1,741,321
	Target Corp.
	5.375%, due 6/15/09				80,000	81,965
						1,823,286

	Semiconductors (0.0%)		‡
	Cisco Systems, Inc.
	5.25%, due 2/22/11				80,000	83,229

	Telecommunications (0.0%)		‡
	Pacific Bell
	6.125%, due 2/15/08				10,000	10,004
	Sprint Capital Corp.
	6.125%, due 11/15/08				40,000	39,956
						49,960

	Transportation (0.5%)
	Burlington North Santa Fe
	5.65%, due 5/1/17				760,000	768,647
	Union Pacific Corp.
	5.75%, due 11/15/17				530,000	534,284
						1,302,931

	Total Corporate Bonds
	(Cost $59,270,300)					60,426,513

	Foreign Corporate Bonds (1.4%)
	Beverages (0.5%)
	Diageo Capital PLC
	5.75%, due 10/23/17				865,000	887,641
	Diageo Finance B.V.
	5.30%, due 10/28/15				385,000	388,306
						1,275,947

	Energy Equipment & Services (0.6%)
	EnCana Holdings Finance Corp.
	5.80%, due 5/1/14				1,560,000	1,621,303

	Health Care-Products (0.3%)
	Covidien International Finance S.A.
	6.00%, due 10/15/17		(b)		940,000	975,865

	Total Foreign Corporate Bonds
	(Cost $3,779,343)					3,873,115

	Mortgage-Backed Securities (14.2%)
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) (14.2%)
	Bear Stearns Commercial Mortgage Securities
	Series 2006-722, Class A4
	5.464%, due 4/12/38		(a)		2,050,000	2,051,855
	Series 2007-T26, Class A4
	5.471%, due 1/12/45		(a)		1,675,000	1,653,570
	Commercial Mortgage Pass-Through Certificate
	Series 2006-C8, Class A2B
	5.248%, due 12/10/46				4,775,000	4,752,795
	Country Wide Alternative Loan Trust
	Series 2005-76, Class 2A1
	5.662%, due 2/25/36		(a)		3,591,644	3,327,532
	Greenwich Capital Commercial Funding Corp.
	Series 2005-GG5, Class A5
	5.224%, due 4/10/37		(a)		2,960,000	2,982,114
	Series 2004-GG1, Class A7
	5.317%, due 6/10/36		(a)		3,250,000	3,269,213
	GS Mortgage Securities Corp.
	Series 2005-GG4, Class A4
	4.761%, due 7/10/39				2,578,125	2,500,817
	Series 2004-GG2, Class A6
	5.396%, due 8/10/38		(a)		2,375,000	2,397,435
	Harborview Mortgage Loan Trust
	Series 2005-11, Class 2A1A
	4.244%, due 8/19/45		(a)		28,281	26,688
	JP Morgan Mortgage Trust
	Series 2007-S3, Class 1A96
	6.00%, due 8/25/37				1,101,203	1,148,688
	Series 2007-S3, Class 1A97
	6.00%, due 8/25/37				2,398,175	2,501,588
❖	LB-UBS Commercial Mortgage Trust
	Series 2007-C2, Class A3
	5.43%, due 2/15/40				7,450,000	7,330,354
	WaMu Mortgage Pass-Through Certificate
	Series 2006-AR7, Class 2A
	5.642%, due 7/25/46		(a)		4,843,774	4,444,163

	Total Mortgage-Backed Securities
	(Cost $39,161,236)					38,386,812

	U.S. Government & Federal Agencies (60.8%)

	Fannie Mae Strip (Collateralized Mortgage Obligation) (0.0%)		‡
	Series D, Class 1, IO
	6.00%, due 4/1/09		(d)		107	107

	Federal Home Loan Bank (6.4%)
❖	3.625%, due 12/17/10				13,100,000	13,329,656
	4.57%, due 11/28/08				3,175,000	3,190,116
	4.75%, due 12/16/16				800,000	836,121
	5.00%, due 9/12/08				105,000	106,420
						17,462,313
	Federal Home Loan Mortgage Corporation (1.2%)
	3.875%, due 6/15/08				180,000	180,657
	5.125%, due 8/14/08				2,890,000	2,925,521
	6.00%, due 2/1/11				9,321	9,556
						3,115,734
	Federal National Mortgage Association (19.1%)
	3.25%, due 2/10/10				2,000,000	2,020,484
	4.75%, due 12/15/10				135,000	141,521
❖	4.75%, due 11/19/12		(c)		9,915,000	10,507,054
	4.875%, due 4/10/08				3,045,000	3,056,388
	5.00%, due 5/11/17				2,980,000	3,167,120
❖	5.125%, due 4/15/11				26,145,000	27,801,704
	6.375%, due 6/15/09				4,360,000	4,576,099
	6.50%, due 8/1/37				491,600	510,361
						51,780,731
	Federal National Mortgage Association (Mortgage Pass-Through Securities) (12.1%)
	5.50%, due 4/1/34				203,637	206,591
	5.50%, due 12/1/36				4,588,816	4,651,592
❖	5.50%, due 4/1/37				9,745,723	9,877,458
	6.00%, due 8/1/34				26,686	27,430
	6.00%, due 12/1/36				62,051	63,685
	6.00%, due 9/1/37				519,636	533,299
❖	6.00%, due 10/1/37				4,823,680	4,910,146
	6.00%, due 11/1/37				272,163	279,319
	6.00%, due 2/1/38	TBA	(e)		725,000	743,805
	6.048%, due 10/1/36		(a)		2,314,481	2,381,587
	6.093%, due 10/1/36		(a)		1,368,823	1,408,854
	6.176%, due 9/1/36		(a)		3,287,592	3,376,594
	6.50%, due 9/1/33				4,068,525	4,247,917
	6.50%, due 9/1/36				45,596	47,338
						32,755,615
	Freddie Mac Reference REMIC (Collateralized Mortgage Obligation) (0.0%)		‡
	Series 2113, Class QE
	6.00%, due 11/15/27				29,809	30,028

	United States Treasury Notes (22.0%)
	2.00%, due 1/15/16				2,540,976	2,706,536
❖	3.625%, due 12/31/12		(c)		6,180,000	6,410,304
❖	4.00%, due 8/31/09				6,610,000	6,800,038
	4.00%, due 2/15/14		(c)		2,000,000	2,105,468
	4.25%, due 11/15/13		(c)		630,000	672,378
	4.25%, due 8/15/14				1,025,000	1,090,584
❖	4.75%, due 8/15/17		(c)		23,185,000	25,239,052
❖	5.00%, due 7/31/08				14,430,000	14,634,055
						59,658,415

	Total U.S. Government & Federal Agencies
	(Cost $160,222,042)					164,802,943

	Total Long-Term Bonds
	(Cost $262,804,015)					267,858,256

			Shares
	Short-Term Investment (13.3%)

	Investment Company (13.3%)
	State Street Navigator Securities Lending Prime Portfolio	(f)	36,023,009	36,023,009

	Total Short-Term Investment
	(Cost $36,023,009)			36,023,009

	Total Investments
	(Cost $298,827,024)	(g)	112.2%	303,881,265

	Liabilities in Excess of
	Cash and Other Assets		(12.2)	(32,957,100)

	Net Assets		100.0%	$270,924,165

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
❖	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
†††
All of the Fund's liquid assets are "earmarked" to cover potential senior securities transactions, which may include, but are not limited to, swaps, forwards, TBA's, options and futures. This percentage is marked-to-market daily against the value of the Fund's potential senior securities holdings to ensure proper coverage for these transactions.

(a)	Floating rate. Rate shown is the rate in effect at January 31, 2008.
(b)	May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $35,119,273; cash collateral of $36,023,009 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(d)
Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.

(e)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of the security at January 31, 2008 is $743,805.

(f)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	At January 31, 2008, cost is $298,966,238 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation		$6,351,179
	Gross unrealized depreciation		(1,436,152)
	Net unrealized appreciation		$4,915,027

		MainStay International Equity Fund
		Portfolio of Investments		†††	January 31, 2008 unaudited

					Shares	Value
		Common Stocks (92.0%)	†
		Austria (0.3%)
		Telekom Austria A.G. (diversified telecommunication services)			76,900	$2,145,922

		Belgium (0.8%)
		Barco N.V. (electronic equipment & instruments)			25,600	1,807,827
		Mobistar S.A. (wireless telecommunication services)			44,800	4,216,393
						6,024,220

		Finland (0.5%)
		TietoEnator OYJ (IT Services)			223,455	4,166,484

		France (5.4%)
		M6-Metropole Television (media)			226,320	5,593,513
		Neopost S.A. (office electronics)			70,100	7,134,424
		Societe Television Francaise 1 (media)			573,307	14,506,651
		Total S.A. (oil, gas & consumable fuels)	(a)		175,500	12,729,965
		Vivendi S.A. (media)			59,100	2,378,264
						42,342,817

		Germany (7.7%)
		AWD Holding A.G. (capital markets)			83,395	3,677,047
		Bayerische Motoren Werke A.G. (automobiles)	(a)		44,338	2,452,746
❖		Hannover Rueckversicherung A.G. (insurance)			467,486	20,915,072
		Henkel KGaA (household products)			14,700	672,915
		MLP A.G. (capital markets)	(a) (b)		213,693	3,370,572
		Puma A.G. Rudolf Dassler Sport (textiles, apparel & luxury goods)			53,730	19,396,841
		Rational A.G. (household durables)			1,957	363,443
		Rheinmetall A.G. (industrial conglomerates)			96,263	6,895,632
		Siemens A.G. (industrial conglomerates)	(b)		18,400	2,384,162
						60,128,430

		Greece (2.8%)
❖		OPAP S.A. (hotels, restaurants & leisure)			630,748	22,057,337

		Hong Kong (0.4%)
		Esprit Holdings, Ltd. (specialty retail)			180,300	2,344,822
		Yue Yuen Industrial Holdings, Ltd. (textiles, apparel & luxury goods)			220,500	645,491
						2,990,313

		India (0.4%)
		Infosys Technologies, Ltd., Sponsored ADR (IT Services)	(b) (c)		73,900	3,059,460

		Ireland (1.0%)
		Bank of Ireland (commercial banks)			79,288	1,155,749
		C&C Group PLC (beverages)			986,089	6,434,266
						7,590,015

		Italy (16.2%)
		Assicurazioni Generali S.p.A. (insurance)	(a)		141,500	6,042,887
		Banco Popolare S.p.A. (commercial banks)	(d)		98,800	1,974,941
		Enel S.p.A. (electric utilities)			1,429,600	15,946,477
		ENI S.p.A. (oil, gas & consumable fuels)	(a)		359,000	11,569,936
		Fondiaria-Sai S.p.A. (insurance)			75,200	3,099,445
		Intesa Sanpaolo S.p.A. (commercial banks)			732,800	5,234,852
❖		MediaSet S.p.A. (media)			3,655,310	32,233,373
❖		Snam Rete Gas S.p.A. (gas utilities)	(a) (b)		4,973,086	32,982,461
		Telecom Italia S.p.A. (diversified telecommunication services)			5,648,700	13,016,462
		Terna S.p.A. (electric utilities)			1,143,800	4,801,670
						126,902,504

		Japan (10.5%)
		ASKUL Corp. (internet & catalog retail)	(b)		63,600	1,429,095
		Canon, Inc. (office electronics)			369,650	15,954,576
		Hoya Pentax HD Corp. (electronic equipment & instruments)			100,500	2,739,563
		Keyence Corp. (electronic equipment & instruments)			12,000	2,557,112
		Mabuchi Motor Co., Ltd. (electronic equipment & instruments)			27,100	1,504,537
		MISUMI Group, Inc. (trading companies & distributors)	(b)		44,300	718,516
		Nintendo Co., Ltd. (software)			4,500	2,249,554
		Nippon Television Network Corp. (media)			6,000	789,458
		NTT DoCoMo, Inc. (wireless telecommunication services)			9,214	14,497,229
		OBIC Co., Ltd. (IT Services)			37,820	7,113,538
		Otsuka Corp. (IT Services)			42,200	3,316,513
		RICOH Co., Ltd. (office electronics)			882,400	13,780,650
		ROHM Co., Ltd. (semiconductors & semiconductor equipment)			34,700	2,556,779
		Ryohin Keikaku Co., Ltd. (multiline retail)	(b)		124,500	7,639,607
		Takeda Pharmaceutical Co., Ltd. (pharmaceuticals)			49,900	3,030,455
		Tokyo Gas Co., Ltd. (gas utilities)			245,500	1,143,975
		Toyota Motor Corp. (automobiles)			23,800	1,295,029
						82,316,186

		Netherlands (8.7%)
		ING Groep N.V. (diversified financial services)			173,700	5,654,983
		Randstad Holdings N.V. (commercial services & supplies)	(b)		174,100	6,692,351
❖		Reed Elsevier N.V. (media)	(b)		1,493,343	27,282,789
❖		TNT N.V. (air freight & logistics)	(a)		765,646	28,361,525
						67,991,648

		Singapore (1.2%)
		DBS Group Holdings, Ltd. (commercial banks)			439,000	5,498,403
		Venture Corp., Ltd. (electronic equipment & instruments)			516,300	3,816,894
						9,315,297

		Spain (1.6%)
		Antena 3 de Television S.A. (media)	(b)		561,124	7,905,444
		Banco Popular Espanol S.A. (commercial banks)	(b)		284,570	4,396,590
						12,302,034

		Sweden (3.8%)
		Assa Abloy AB Class B (building products)	(a)		278,400	4,859,607
		Svenska Handelsbanken Class A (commercial banks)	(a)		204,600	5,730,359
		Telefonaktiebolaget LM Ericsson Class B (communications equipment)			7,484,900	16,960,910
		Telefonaktiebolaget LM Ericsson, Sponsored ADR (communications equipment)	(b) (c)		95,900	2,178,848
						29,729,724

		Switzerland (11.2%)
		Actelion, Ltd. Registered (biotechnology)	(d)		41,383	2,067,099
		Alcon, Inc. (health care equipment & supplies)			6,340	900,280
		Geberit A.G. (building products)			27,237	3,780,814
		Logitech International S.A. Registered (computers & peripherals)	(d)		83,127	2,520,411
❖		Nestle S.A. Registered (food products)	(a)		55,410	24,764,532
❖		Novartis A.G. Registered (pharmaceuticals)			248,248	12,562,457
❖		Novartis A.G., ADR (pharmaceuticals)	(c)		199,100	10,076,451
❖		Roche Holding A.G. Genusscheine
		(pharmaceuticals)			162,225	29,391,741
		Temenos Group A.G. (software)	(d)		73,433	1,746,862
						87,810,647

		United Kingdom (17.1%)
		ARM Holdings PLC (semiconductors & semiconductor equipment)			973,100	2,276,759
		BP PLC, Sponsored ADR (oil, gas & consumable fuels)	(c)		323,233	20,606,104
		Burberry Group PLC (textiles, apparel & luxury goods)			274,150	2,386,741
		Cobham PLC (aerospace & defense)			563,062	2,065,108
		Diageo PLC (beverages)	(a)		657,561	13,229,241
		Friends Provident PLC (insurance)			649,200	1,798,314
		Lloyds TSB Group PLC (commercial banks)			1,197,600	10,544,432
		Michael Page International PLC (commercial services & supplies)			437,800	2,255,865
		Provident Financial PLC (consumer finance)			461,798	7,524,309
		Rolls-Royce Group PLC (aerospace & defense)	(d)		1,097,299	10,364,224
		Royal Dutch Shell PLC Class A, ADR (oil, gas & consumable fuels)	(b) (c)		135,600	9,683,196
		Scottish & Southern Energy PLC (electric utilities)			40,100	1,218,440
❖		Tesco PLC (food & staples retailing)	(a)		4,348,835	36,283,530
		Ultra Electronics Holdings (aerospace & defense)			7,187	158,638
		Vodafone Group PLC, ADR (wireless telecommunication services)	(c)		385,424	13,412,755
						133,807,656

		United States (2.4%)
		Aflac, Inc. (insurance)			310,758	19,058,788

		Total Common Stocks
		(Cost $694,075,249)				719,739,482

		Exchange Traded Fund (1.5%)
		United States (1.5%)
		iShares MSCI EAFE Index Fund (capital markets)	(e) (f)		163,600	11,826,644

		Total Exchange Traded Fund
		(Cost $11,547,266)				11,826,644

					Number of
					Contracts
		Purchased Put Options (0.1%)
		France (0.0%)	‡
		Total S.A.
		Strike Price $56.00
		Expire 3/20/08 (oil, gas & consumable fuels)			240	265,108

		Germany (0.0%)	‡
		MLP A.G.
		Strike Price $10.00
		Expire 2/15/08 (capital markets)			59	2,286

		Italy (0.0%)	‡
		ENI S.p.A.
		Strike Price $24.00
		Expire 3/20/08 (oil, gas & consumable fuels)			112	211,593

		Spain (0.0%)	‡
		Banco Popular Espanol S.A.
		Strike Price $11.50
		Expire 3/20/08 (commercial banks)			1,284	253,887

		United Kingdom (0.1%)
		Diageo PLC
		Strike Price $1,050.00
		Expire 3/20/08 (beverages)			98	136,415
		Tesco PLC
		Strike Price $470.00
		Expire 2/15/08 (food & staples retailing)			220	231,865
						368,280

		United States (0.0%)	‡
		Aflac, Inc.
		Strike Price $60.00
		Expire 2/16/08 (insurance)			353	45,890

		Total Purchased Put Options
		(Cost $445,214)				1,147,044

					Number of
					Warrants

		Warrants (2.5%)
		Ireland (2.5%)
		Ryanair Holdings PLC
		Strike Price €0.000001
		Expire 3/21/08 (airlines)	(d) (g)		3,390,120	19,550,515

		Total Warrants
		(Cost $17,819,420)				19,550,515

					Shares
		Short-Term Investments (6.5%)
		Investment Company (5.8%)
		United States (5.8%)
		State Street Navigator Securities Lending Prime Portfolio (capital markets)	(h)		45,361,077	45,361,077

		Total Investment Company
		(Cost $45,361,077)				45,361,077

					Principal
					Amount

		U.S. Government (0.7%)
		United States (0.7%)
		United States Treasury Bill
		2.00%, due 2/21/08 (capital markets)			$5,505,000	5,498,883

		Total U.S. Government
		(Cost $5,498,883)				5,498,883

		Total Short-Term Investments
		(Cost $50,859,960)				50,859,960

		Total Investments
		(Cost $774,747,109)	(i)		102.6%	803,123,645
		Liabilities in Excess of
		Cash and Other Assets			(2.6)	(20,681,700)
		Net Assets			100.0%	$782,441,945

					Number of
					Contracts

		Written Call Options (0.0%)	‡
		France (0.0%)	‡
		Total S.A.
		Strike Price $64.00
		Expire 3/20/08 (oil, gas & consumable fuels)			(240)	$(357)

		Germany (0.0%)	‡
		Bayerische Motoren Werke A.G.
		Strike Price $46.00
		Expire 2/15/05 (automobiles)			(357)	(1,062)
		MLP A.G.
		Strike Price $11.50
		Expire 2/15/08 (capital markets)			(59)	(1,579)
						(2,641)

		Italy (0.0%)	‡
		ENI S.p.A.
		Strike Price $27.00
		Expire 3/20/08 (oil, gas & consumable fuels)			(112)	(3,522)
		Snam Rete Gas S.p.A.
		Strike Price $4.80
		Expire 2/15/08 (gas utilities)			(336)	(3,047)
		Strike Price $4.80
		Expire 3/20/08 (gas utilities)			(320)	(16,223)
		Strike Price $5.00
		Expire 3/20/08 (gas utilities)			(607)	(11,461)
						(34,253)

		Netherlands (0.0%)	‡
		TNT N.V.
		Strike Price $34.00
		Expire 2/15/08 (air freight & logistics)			(523)	(3,888)

		Spain (0.0%)	‡
		Banco Popular Espanol S.A.
		Strike Price $12.50
		Expire 3/20/08 (commercial banks)			(1,284)	(11,454)

		Sweden (0.0%)	‡
		Assa Abloy AB Class B
		Strike Price $150.00
		Expire 2/15/08 (building products)			(1,065)	(3,348)
		Svenska Handelsbanken Class A
		Strike Price $220.00
		Expire 3/20/08 (commercial banks)			(655)	(9,265)
						(12,613)

		Switzerland (0.0%)	‡
		Alcon, Inc.
		Strike Price $160.00
		Expire 2/16/08 (health care equipment & supplies)			(63)	(567)
		Nestle S.A. Registered
		Strike Price $500.00
		Expire 3/20/08 (food products)			(440)	(42,628)
		Strike Price $560.00
		Expire 3/20/08 (food products)			(450)	(4,289)
						(47,484)

		United Kingdom (0.0%)	‡
		BP PLC, Sponsored ADR
		Strike Price $70.00
		Expire 2/16/08 (oil, gas & consumable fuels)	(c)		(303)	(5,757)
		Strike Price $75.00
		Expire 2/16/08 (oil, gas & consumable fuels)	(c)		(287)	(1,435)
		Diageo PLC
		Strike Price $1,150.00
		Expire 2/15/08 (beverages)			(201)	(5,995)
		Strike Price $1,150.00
		Expire 3/20/08 (beverages)			(98)	(10,718)
		Strike Price $1,200.00
		Expire 3/20/08 (beverages)			(275)	(10,937)
		Lloyds TSB Group PLC
		Strike Price $470.00
		Expire 2/15/08 (commercial banks)			(225)	(27,964)
		Tesco PLC
		Strike Price $520.00
		Expire 2/15/08 (food & staples retailing)			(220)	(1,094)
		Vodafone Group PLC, ADR
		Strike Price $40.00
		Expire 2/16/08 (wireless telecommunication services)	(c)		(577)	(5,770)
		Strike Price $42.50
		Expire 4/19/08 (wireless telecommunication services)	(c)		(306)	(6,120)
						(75,790)

		United States (0.0%)	‡
		Aflac, Inc.
		Strike Price $65.00
		Expire 2/16/08 (insurance)			(714)	(28,560)
		Strike Price $70.00
		Expire 2/16/08 (insurance)			(343)	(3,430)
						(31,990)

		Total Written Call Options
		(Premium Received $672,378)				$(220,470)

†		Percentages indicated are based on Fund net assets.
‡		Less than one-tenth of a percent.
❖		Among the Fund's 10 largest holdings, excluding short-term investments. One of the ten largest holdings may be a security traded on more than one exchange. May be subject to change daily.
†††
All of the Fund's liquid assets are “earmarked” to cover potential senior securities transactions, which may include, but are not limited to, swaps, forwards, TBAs, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's potential senior securities holdings to ensure proper coverage for these transactions.

(a)		All or portion of this security is segregated with the broker as collateral for open option contracts.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $43,055,686; cash collateral of $45,361,077 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)		ADR - American Depositary Receipt.
(d)		Non-income producing security.
(e)		Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(f)
Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE˛ Index) is an unmanaged free float-adjusted market-capitalization index that is designed to measure developed-market equity performance, excluding the United States and Canada. As of January 31, 2008, the MSCI EAFE˛ Index consisted of the following 21 developed-market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

(g)		May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(h)		Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(i)		At January 31, 2008, cost is $778,283,345 for federal income tax purposes and net unrealized appreciation is as follows:
		Gross unrealized appreciation			$71,193,765
		Gross unrealized depreciation			(46,353,465)
		Net unrealized appreciation			$24,840,300

The following abbreviation is used in the above portfolio:
	€-	Euro

MainStay International Equity Fund

Foreign Currency Forward Contracts held at January 31, 2008:
		Contract	Contract	Unrealized
		Amount	Amount	Appreciation/
		Purchased	Sold	(Depreciation)
Foreign Currency Buy Contracts:
Australian Dollar vs. U.S. Dollar, expiring 04/28/08	A$	7,534,373	$6,521,000	$167,270
British Pound Sterling vs. U.S. Dollar, expiring 2/15/08		£6,678,463	13,550,000	(278,257)

		Contract	Contract
		Amount	Amount
		Sold	Purchased
Foreign Currency Sale Contracts:
Euro Dollar vs. Japanese Yen, expiring 03/25/08		€28,804,000	¥4,602,015,080	661,603
Euro Dollar vs. Japanese Yen, expiring 04/14/08		€16,800,000	¥2,693,157,600	518,642
Swedish Krona vs. Japanese Yen, expiring 03/10/08	KR	152,500,000	¥2,533,375,750	(60,533)
Swiss Franc vs. Japanese Yen, expiring 04/11/08	CF	55,485,000	¥5,432,539,350	(88,759)
Net unrealized depreciation on foreign currency forward contracts				$919,966

Foreign Currency held at January 31, 2008:
		Currency	Cost	Value
Australian Dollar	A$	8,454,588	$6,791,150	$7,577,001
Danish Krone	DK	7,539,994	1,479,378	1,503,968
Euro		€4,757,611	7,034,021	7,073,140
Hong Kong Dollar	HKD	14,765,985	1,891,787	1,893,694
Japanese Yen		¥64,689,401	605,654	608,298
Norwegian Krone	NK	2,033,218	354,062	375,795
Pound Sterling		£(36,061)	(71,660)	(71,709)
Singapore Dollar	SGD	1,314,141	869,539	927,411
Swiss Franc	CHF	4,556,885	4,180,672	4,216,605
			$23,134,603	$24,104,203

	MainStay Large Cap Growth Fund
	Portfolio of Investments		January 31, 2008 unaudited

			Shares	Value
	Common Stocks (95.2%)	†
	Aerospace & Defense (5.4%)
	Precision Castparts Corp.		136,700	$15,556,460
	Rockwell Collins, Inc.		227,400	14,371,680
❖	United Technologies Corp.		568,000	41,696,880
				71,625,020

	Air Freight & Logistics (1.3%)
	C.H. Robinson Worldwide, Inc.		308,800	17,150,752

	Biotechnology (6.0%)
	Genentech, Inc.	(a)	339,900	23,857,581
❖	Genzyme Corp.	(a)	397,600	31,064,488
	Gilead Sciences, Inc.	(a) (b)	531,300	24,275,097
				79,197,166

	Capital Markets (4.8%)
	Franklin Resources, Inc.		246,000	25,640,580
	Goldman Sachs Group, Inc. (The)		132,900	26,682,333
	T. Rowe Price Group, Inc.		239,400	12,111,246
				64,434,159

	Chemicals (2.5%)
	Ecolab, Inc.		319,200	15,401,400
	Monsanto Co.		159,400	17,922,936
				33,324,336

	Communications Equipment (10.4%)
❖	Cisco Systems, Inc.	(a)	2,063,000	50,543,500
	Corning, Inc.		606,900	14,608,083
	Nokia OYJ, Sponsored ADR	(c)	557,900	20,614,405
❖	QUALCOMM, Inc.		963,500	40,871,670
	Research In Motion, Ltd.	(a)	125,700	11,800,716
				138,438,374

	Computers & Peripherals (4.3%)
	Apple, Inc.	(a)	131,100	17,745,696
	EMC Corp.	(a) (b)	1,151,600	18,275,892
	Hewlett-Packard Co.		481,200	21,052,500
				57,074,088

	Diversified Financial Services (2.5%)
	CME Group, Inc.		35,690	22,088,541
	IntercontinentalExchange, Inc.	(a)	84,040	11,762,238
				33,850,779

	Energy Equipment & Services (3.2%)
	FMC Technologies, Inc.	(a)	244,800	11,789,568
	Transocean, Inc.	(a)	149,300	18,304,180
	Weatherford International, Ltd.	(a)	211,600	13,078,996
				43,172,744

	Food & Staples Retailing (2.6%)
❖	CVS Caremark Corp.		895,800	34,998,906

	Health Care Equipment & Supplies (5.4%)
	Alcon, Inc.		192,000	27,264,000
	Intuitive Surgical, Inc.	(a)	47,700	12,115,800
	Mindray Medical International, Ltd., ADR	(b) (c)	398,300	13,582,030
	St. Jude Medical, Inc.	(a)	460,100	18,638,651
				71,600,481

	Health Care Providers & Services (3.9%)
❖	Medco Health Solutions, Inc.	(a)	1,025,900	51,377,072

	Household Durables (1.0%)
	Garmin, Ltd.	(b)	186,600	13,463,190

	Household Products (1.1%)
	Procter & Gamble Co. (The)		220,500	14,541,975

	Internet & Catalog Retail (1.5%)
	Priceline.com, Inc.	(a) (b)	189,200	20,531,984

	Internet Software & Services (3.6%)
	Equinix, Inc.	(a) (b)	107,100	8,089,263
❖	Google, Inc. Class A	(a)	71,500	40,347,450
				48,436,713

	IT Services (3.1%)
	Infosys Technologies, Ltd., Sponsored ADR	(b) (c)	339,900	14,071,860
	Mastercard, Inc. Class A		69,900	14,469,300
	Paychex, Inc.		371,900	12,168,568
				40,709,728

	Life Sciences Tools & Services (2.3%)
	Thermo Fisher Scientific, Inc.	(a)	593,600	30,564,464

	Machinery (5.8%)
❖	Danaher Corp.		482,700	35,937,015
	Deere & Co.		308,400	27,065,184
	SPX Corp.		135,200	13,601,120
				76,603,319

	Oil, Gas & Consumable Fuels (6.2%)
	Apache Corp.		136,200	12,998,928
	Peabody Energy Corp.	(b)	264,400	14,282,888
	Southwestern Energy Co.	(a)	488,000	27,284,080
	Suncor Energy, Inc.		303,300	28,504,134
				83,070,030

	Pharmaceuticals (4.7%)
	Allergan, Inc.		354,500	23,818,855
	Schering-Plough Corp.		546,900	10,702,833
	Teva Pharmaceutical Industries, Ltd., Sponsored
	ADR	(c)	603,900	27,803,556
				62,325,244

	Semiconductors & Semiconductor Equipment (0.9%)
	MEMC Electronic Materials, Inc.	(a)	161,800	11,562,228

	Software (6.3%)
	Autodesk, Inc.	(a)	286,500	11,789,475
❖	Microsoft Corp.		1,557,600	50,777,760
	Oracle Corp.	(a)	714,000	14,672,700
	Salesforce.com, Inc.	(a)	122,200	6,388,616
				83,628,551

	Specialty Retail (1.0%)
	Dick's Sporting Goods, Inc.	(a)	390,800	12,720,540

	Textiles, Apparel & Luxury Goods (1.4%)
	Coach, Inc.	(a)	585,900	18,778,095

	Trading Companies & Distributors (0.9%)
	Fastenal Co.	(b)	288,600	11,662,326

	Wireless Telecommunication Services (3.1%)
❖	America Movil SAB de C.V., Series L, ADR	(c)	699,000	41,877,090

	Total Common Stocks
	(Cost $1,195,924,659)			1,266,719,354

	Short-Term Investment (6.9%)

	Investment Company (6.9%)
	State Street Navigator Securities Lending Prime Portfolio	(d)	91,745,339	91,745,339

	Total Short-Term Investment
	(Cost $91,745,339)			91,745,339

	Total Investments
	(Cost $1,287,669,998)	(e)	102.1%	1,358,464,693

	Liabilities in Excess of
	Cash and Other Assets		(2.1)	(27,460,306)

	Net Assets		100.0%	$1,331,004,387

†	Percentages indicated are based on Fund net assets.
❖	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $88,679,294; cash collateral of $94,745,339 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)	ADR - American Depositary Receipt.
(d)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	At January 31, 2008, cost is $1,288,894,796 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation		$108,332,588
	Gross unrealized depreciation		(38,762,691)
	Net unrealized appreciation		$69,569,897

	MainStay MAP Fund
	Portfolio of Investments		January 31, 2008 unaudited

			Shares	Value
	Common Stocks (95.8%)	†
	Aerospace & Defense (2.8%)
	Boeing Co. (The)		93,700	$7,793,966
	GenCorp, Inc.	(a) (b)	117,500	1,379,450
	Hexcel Corp.	(a)	70,300	1,534,649
	Honeywell International, Inc.		34,100	2,014,287
	Lockheed Martin Corp.		21,700	2,341,864
	Northrop Grumman Corp.		194,328	15,421,870
	Orbital Sciences Corp.	(a) (b)	130,000	3,029,000
	Raytheon Co.		173,600	11,308,304
				44,823,390

	Agriculture (0.3%)
	Bunge, Ltd.	(b)	45,200	5,354,844

	Airlines (0.3%)
	Southwest Airlines Co.		349,100	4,094,943

	Auto Components (0.2%)
	Goodyear Tire & Rubber Co. (The)	(a)	95,650	2,407,511

	Beverages (1.6%)
	Coca-Cola Co. (The)		332,200	19,656,274
	PepsiCo, Inc.		80,241	5,471,634
				25,127,908

	Biotechnology (2.1%)
	Alkermes, Inc.	(a)	93,580	1,246,486
	Amgen, Inc.	(a)	202,200	9,420,498
	Celgene Corp.	(a)	115,892	6,502,700
	Cubist Pharmaceuticals, Inc.	(a)	39,027	663,069
	Genentech, Inc.	(a)	189,100	13,272,929
	Genzyme Corp.	(a)	18,371	1,435,326
				32,541,008

	Building Products (0.9%)
	Masco Corp.		642,250	14,726,793

	Capital Markets (2.6%)
	Ameriprise Financial, Inc.		64,460	3,565,283
	Bank of New York Mellon Corp. (The)		12,075	563,057
	Jefferies Group, Inc.		177,000	3,578,940
	Legg Mason, Inc.		14,800	1,065,600
	Merrill Lynch & Co., Inc.		83,700	4,720,680
	Morgan Stanley		390,660	19,310,324
	State Street Corp.		74,900	6,150,788
	Waddell & Reed Financial, Inc. Class A		76,200	2,528,316
				41,482,988

	Chemicals (5.0%)
	CF Industries Holdings, Inc.		38,900	4,159,577
	Chemtura Corp.		85,300	571,510
❖	E.I. du Pont de Nemours & Co.		1,172,000	52,950,960
	Monsanto Co.		173,514	19,509,914
	Mosaic Co. (The)	(a)	20,150	1,833,852
				79,025,813

	Commercial Banks (3.7%)
	Popular, Inc.	(b)	430,471	5,819,968
	U.S. Bancorp		293,100	9,950,745
	Wachovia Corp.		97,700	3,803,461
❖	Wells Fargo & Co.		1,144,924	38,938,865
				58,513,039

	Commercial Services & Supplies (0.6%)
	Covanta Holding Corp.	(a)	260,973	6,626,104
	Korn/Ferry International	(a)	24,600	395,814
	On Assignment, Inc.	(a)	27,300	151,788
	PHH Corp.	(a)	55,920	1,050,737
	Waste Management, Inc.		44,100	1,430,604
				9,655,047

	Communications Equipment (2.4%)
	ADC Telecommunications, Inc.	(a)	29,349	434,072
	Cisco Systems, Inc.	(a)	1,305,250	31,978,625
	Corning, Inc.		44,000	1,059,080
	Finisar Corp.	(a) (b)	343,489	549,582
	Harris Corp.		14,100	771,129
	Harris Stratex Networks, Inc. Class A	(a)	6,102	66,451
	Motorola, Inc.		10,100	116,453
	NMS Communications Corp.	(a)	159,336	234,224
	Nokia OYJ, Sponsored ADR	(c)	50,200	1,854,890
	Nortel Networks Corp.	(a)	547	6,821
	Polycom, Inc.	(a) (b)	21,759	549,415
				37,620,742

	Computers & Peripherals (1.6%)
	ActivIdentity Corp.	(a)	29,341	98,292
	Dell, Inc.	(a)	161,500	3,236,460
	Hewlett-Packard Co.		341,350	14,934,063
	Innovex, Inc.	(a)	3,964	1,150
	SanDisk Corp.	(a)	200,442	5,101,249
	Sun Microsystems, Inc.	(a)	140,449	2,457,858
				25,829,072

	Construction & Engineering (0.4%)
	Chicago Bridge & Iron Co. N.V.		42,000	1,868,580
	Jacobs Engineering Group, Inc.	(a)	66,900	5,113,836
				6,982,416

	Construction Materials (0.3%)
	Vulcan Materials Co.	(b)	51,889	4,071,211

	Consumer Finance (2.9%)
	American Express Co.		440,400	21,720,528
	Capital One Financial Corp.		391,100	21,436,191
	Discover Financial Services		190,730	3,337,775
				46,494,494

	Containers & Packaging (0.0%)	‡
	Smurfit-Stone Container Corp.	(a)	8,050	76,395

	Diversified Consumer Services (0.1%)
	Coinstar, Inc.	(a)	68,617	2,109,973

	Diversified Financial Services (3.6%)
	Bank of America Corp.		13,724	608,659
	CIT Group, Inc.		99,100	2,770,836
	Citigroup, Inc.		256,300	7,232,786
❖	JPMorgan Chase & Co.		875,200	41,615,760
	Leucadia National Corp.	(b)	115,500	5,101,635
				57,329,676

	Diversified Telecommunication Services (2.9%)
❖	AT&T, Inc.		1,146,050	44,111,464
	Cincinnati Bell, Inc.	(a)	188,750	732,350
	Global Crossing, Ltd.	(a) (b)	24,823	534,191
				45,378,005

	Electric Utilities (1.5%)
	ALLETE, Inc.	(b)	7,300	280,971
	American Electric Power Co., Inc.		43,465	1,861,606
	Duke Energy Corp.		1,047,600	19,548,216
	Westar Energy, Inc.		101,700	2,477,412
				24,168,205

	Electrical Equipment (0.2%)
	Rockwell Automation, Inc.		65,100	3,712,002

	Electronic Equipment & Instruments (1.6%)
	Anixter International, Inc.	(a)	9,300	651,558
	Flextronics International, Ltd.	(a)	125,616	1,469,707
	Sanmina-SCI Corp.	(a)	384,039	602,941
	Tyco Electronics, Ltd.		656,289	22,189,131
				24,913,337

	Energy Equipment & Services (1.9%)
	Baker Hughes, Inc.		298,250	19,365,373
	Exterran Holdings, Inc.	(a)	23,000	1,500,520
	Hercules Offshore, Inc.	(a) (b)	140,562	3,239,954
	Key Energy Services, Inc.	(a)	64,300	758,740
	Newpark Resources, Inc.	(a)	140,050	682,044
	Parker Drilling Co.	(a)	71,600	497,620
	Schlumberger, Ltd.		27,100	2,044,966
	Tidewater, Inc.		22,700	1,202,192
				29,291,409

	Food & Staples Retailing (2.2%)
	CVS Caremark Corp.		657,926	25,705,169
	Great Atlantic & Pacific Tea Co., Inc. (The)	(a) (b)	19,913	594,801
	Longs Drug Stores Corp.		14,300	657,943
	Walgreen Co.		103,700	3,640,907
	Wal-Mart Stores, Inc.		80,800	4,111,104
				34,709,924

	Food Products (0.5%)
	Archer-Daniels-Midland Co.		170,840	7,525,502

	Gas Utilities (0.1%)
	National Fuel Gas Co.		13,900	599,229
	Nicor, Inc.	(b)	21,050	863,050
				1,462,279

	Health Care Equipment & Supplies (1.2%)
	ArthroCare Corp.	(a) (b)	16,410	656,892
	Baxter International, Inc.		30,000	1,822,200
	Boston Scientific Corp.	(a)	315,850	3,831,261
	Covidien, Ltd.		175,589	7,836,537
	Gen-Probe, Inc.	(a)	26,668	1,524,076
	Hospira, Inc.	(a)	86,700	3,564,237
	SurModics, Inc.	(a) (b)	11,192	488,643
				19,723,846

	Health Care Providers & Services (1.4%)
	Aetna, Inc.		329,020	17,523,605
	Cardinal Health, Inc.		58,170	3,372,115
	Humana, Inc.	(a)	13,000	1,043,900
	SunLink Health Systems, Inc.	(a)	48,725	321,585
	Universal Health Services, Inc. Class B		3,000	141,390
				22,402,595

	Hotels, Restaurants & Leisure (1.4%)
	InterContinental Hotels Group PLC, ADR	(c)	744,615	11,548,979
	McDonald's Corp.		139,000	7,443,450
	Wyndham Worldwide Corp.		100,640	2,371,078
				21,363,507

	Household Durables (0.0%)	‡
	Newell Rubbermaid, Inc.		9,500	229,140

	Household Products (2.5%)
	Colgate-Palmolive Co.		25,200	1,940,400
❖	Procter & Gamble Co. (The)		564,800	37,248,560
				39,188,960

	Independent Power Producers & Energy Traders (0.3%)
	AES Corp. (The)	(a)	127,957	2,441,420
	Dynegy, Inc. Class A	(a)	265,700	1,865,214
	Mirant Corp.	(a)	29,700	1,094,148
				5,400,782

	Industrial Conglomerates (6.3%)
	3M Co.		16,390	1,305,464
❖	General Electric Co.		1,740,775	61,640,843
	Siemens AG, Sponsored ADR	(c)	44,550	5,782,590
	Textron, Inc.		420,750	23,583,038
	Tyco International, Ltd.		162,689	6,403,439
				98,715,374

	Insurance (6.0%)
	ACE, Ltd.		353,500	20,623,190
	Allstate Corp. (The)		171,900	8,469,513
	American International Group, Inc.		558,400	30,801,344
	Aon Corp.		129,035	5,615,603
	Chubb Corp. (The)		9,700	502,363
	HCC Insurance Holdings, Inc.		29,600	824,656
	Marsh & McLennan Cos., Inc.		101,655	2,805,678
	MetLife, Inc.		141,290	8,331,871
	Phoenix Cos., Inc. (The)		45,900	497,097
	Principal Financial Group, Inc.		49,800	2,968,578
	Travelers Cos., Inc. (The)		131,110	6,306,391
	W.R. Berkley Corp.		244,050	7,384,953
				95,131,237

	Internet & Catalog Retail (0.5%)
	Liberty Media Corp. Interactive Class A	(a)	438,790	6,981,149
	Priceline.com, Inc.	(a) (b)	5,231	567,668
	Stamps.com, Inc.	(a)	26,274	277,453
				7,826,270

	Internet Software & Services (2.1%)
	Internet Capital Group, Inc.	(a)	23,400	221,598
	S1 Corp.	(a)	296,680	1,679,209
	VeriSign, Inc.	(a) (b)	540,898	18,347,260
	Yahoo!, Inc.	(a)	664,254	12,740,392
				32,988,459

	IT Services (0.2%)
	Computer Sciences Corp.	(a)	37,400	1,582,768
	Electronic Data Systems Corp.		38,000	763,800
	Western Union Co. (The)		14,526	325,382
				2,671,950

	Machinery (0.3%)
	Caterpillar, Inc.		66,000	4,695,240

	Marine (0.2%)
	American Commercial Lines, Inc.	(a) (b)	139,064	2,817,437

	Media (1.0%)
	Cablevision Systems Corp. Class A	(a)	55,700	1,307,836
	Comcast Corp. Class A	(a)	109,200	1,983,072
	DIRECTV Group, Inc. (The)	(a)	39,600	894,168
	Discovery Holding Co. Class A	(a)	34,587	803,110
	Gemstar-TV Guide International, Inc.	(a)	127,356	548,904
	Liberty Global, Inc. Class A	(a)	9,060	366,115
	Liberty Global, Inc. Class C	(a)	23,670	880,524
	Liberty Media Holding Corp. Capital Class A	(a)	49,085	5,282,528
	Marvel Entertainment, Inc.	(a) (b)	27,500	775,500
	Primedia, Inc.	(b)	11,729	95,709
	Time Warner, Inc.		136,000	2,140,640
				15,078,106

	Metals & Mining (0.2%)
	United States Steel Corp.		37,000	3,778,070

	Multiline Retail (2.0%)
	Kohl's Corp.	(a)	67,900	3,098,956
	Target Corp.		518,900	28,840,462
				31,939,418

	Multi-Utilities (0.3%)
	Black Hills Corp.	(b)	14,150	548,171
	CMS Energy Corp.		112,800	1,767,576
	DTE Energy Co.		23,100	985,215
	Sempra Energy		27,800	1,554,020
				4,854,982

	Office Electronics (0.0%)	‡
	Xerox Corp.		34,400	529,760

	Oil, Gas & Consumable Fuels (9.2%)
	Anadarko Petroleum Corp.		88,400	5,179,356
	Apache Corp.		129,000	12,311,760
	BP PLC, Sponsored ADR	(c)	38,800	2,473,500
	Chesapeake Energy Corp.		91,200	3,395,376
	Chevron Corp.		60,374	5,101,603
	ConocoPhillips		64,878	5,211,001
	Devon Energy Corp.		207,171	17,605,392
	Hess Corp.		45,900	4,169,097
	International Coal Group, Inc.	(a) (b)	240,400	1,492,884
	Marathon Oil Corp.		88,100	4,127,485
	Murphy Oil Corp.		4,500	330,930
	Noble Energy, Inc.		28,318	2,055,320
	Occidental Petroleum Corp.		300,740	20,411,224
	Plains Exploration & Production Co.	(a)	3,557	173,012
	Spectra Energy Corp.		546,500	12,482,060
	Total S.A., Sponsored ADR	(c)	291,450	21,211,731
	Williams Cos., Inc.		115,600	3,695,732
	XTO Energy, Inc.		456,948	23,733,879
				145,161,342

	Paper & Forest Products (0.3%)
	MeadWestvaco Corp.		75,005	2,100,140
	Weyerhaeuser Co.		38,600	2,613,992
				4,714,132

	Pharmaceuticals (8.4%)
	Abbott Laboratories		137,800	7,758,140
❖	Merck & Co., Inc.		706,600	32,701,448
	Mylan, Inc.	(b)	36,500	544,215
❖	Novartis A.G., ADR	(c)	771,200	39,030,432
	Schering-Plough Corp.		614,200	12,019,894
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	(b) (c)	117,998	5,432,628
❖	Wyeth		891,600	35,485,680
				132,972,437

	Real Estate Investment Trusts (0.7%)
	Colonial Properties Trust	(b)	43,900	1,081,696
	Friedman, Billings, Ramsey Group, Inc. Class A		23,100	74,613
	HCP, Inc.		123,046	3,741,829
	UDR, Inc.	(b)	271,670	6,202,226
				11,100,364

	Real Estate Management & Development (0.3%)
	St. Joe Co. (The)	(b)	105,200	4,083,864

	Road & Rail (2.7%)
	Avis Budget Group, Inc.	(a)	124,570	1,663,010
	Celadon Group, Inc.	(a)	129,358	1,234,075
	CSX Corp.		39,600	1,919,808
❖	Norfolk Southern Corp.		600,450	32,658,476
	Union Pacific Corp.		35,200	4,401,056
				41,876,425

	Semiconductors & Semiconductor Equipment (2.1%)
	Applied Micro Circuits Corp.	(a)	54,262	435,724
	Intel Corp.		147,900	3,135,480
	NVIDIA Corp.	(a)	46,899	1,153,246
	Skyworks Solutions, Inc.	(a)	60,278	485,238
	Texas Instruments, Inc.		875,750	27,086,948
	Vitesse Semiconductor Corp.	(a)	75,852	56,510
	Zoran Corp.	(a)	9,096	107,333
				32,460,479

	Software (1.5%)
	Blackboard, Inc.	(a)	36,639	1,281,632
	Compuware Corp.	(a)	245,372	2,085,662
	i2 Technologies, Inc.	(a) (b)	57,581	806,710
	Microsoft Corp.		549,133	17,901,736
	MSC.Software Corp.	(a)	2,700	35,046
	TIBCO Software, Inc.	(a)	37,200	276,768
	Wind River Systems, Inc.	(a)	72,499	608,267
				22,995,821

	Specialty Retail (0.2%)
	Circuit City Stores, Inc.		15,900	86,496
	PEP Boys-Manny, Moe & Jack	(b)	220,955	2,415,038
				2,501,534

	Wireless Telecommunication Services (2.2%)
	Sprint Nextel Corp.		188,008	1,979,724
	Vodafone Group PLC, ADR	(c)	931,750	32,424,900
				34,404,624

	Total Common Stocks
	(Cost $1,398,693,003)			1,511,034,081

	Convertible Preferred Stock (0.1%)
	Hotels, Restaurants & Leisure (0.1%)
	Six Flags, Inc.
	7.25%	(a)	101,400	1,419,600

	Total Convertible Preferred Stock
	(Cost $2,276,627)			1,419,600

			Number of
			Warrants
	Warrants (0.1%)
	Marine (0.1%)
	American Commercial Lines, Inc.
	Strike Price $12.00
	Expire 1/12/09	(a) (d)	6,765	1,015,291

	Total Warrants
	(Cost $3,173,826)			1,015,291

			Principal
			Amount
	Long-Term Bonds (0.1%)
	Convertible Bond (0.1%)
	Commercial Services (0.1%)
	Rewards Network, Inc.
	3.25%, due 10/15/23		$800,000	748,000

	Total Convertible Bond
	(Cost $678,169)			748,000

	Corporate Bond (0.0%)	‡
	Marine (0.0%)	‡
	American Commercial Lines LLC
	11.25%, due 1/1/08	(a) (d) (e) (f) (g)	5,511,870	37,419

	Total Corporate Bond
	(Cost $0)			37,419

	Total Long-Term Bonds
	(Cost $678,169)			785,419

			Shares
	Short-Term Investments (6.0%)

	Investment Companies (6.0%)
	State Street Navigator Fund		55,740,252	55,740,252
	State Street Navigator Securities Lending Prime Portfolio	(h)	39,575,675	39,575,675
	Total Investment Companies
	(Cost $95,315,927)			95,315,927

	Total Short-Term Investments
	(Cost $95,315,927)			95,315,927

	Total Investments
	(Cost $1,500,137,552)	(i)	102.1%	1,609,570,318

	Liabilities in Excess of
	Cash and Other Assets		(2.1)	(33,296,936)

	Net Assets		100.0%	$1,576,273,382

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
❖	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $37,709,500; cash collateral of $39,575,675 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)	ADR - American Depositary Receipt.
(d)	Fair valued security. The total market value of these securities at January 31, 2008 is $1,052,710, which represents 0.1% of the Fund's net assets.
(e)	Illiquid security. The total market value of the security at January 31, 2008 is $37,419, which represents less than one tenth of a percent of the Fund's net assets.
(f)	Escrow reserve-reserve account for disputed claims.
(g)	Issue in default.
(h)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(i)	At January 31, 2008, cost is $1,503,942,698 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation		$214,609,428
	Gross unrealized depreciation		(108,981,808)
	Net unrealized appreciation		$105,627,620

	MainStay Mid Cap Growth Fund
	Portfolio of Investments		January 31, 2008 unaudited

			Shares	Value
	Common Stocks (92.0%)	†
	Aerospace & Defense (6.5%)
❖	Alliant Techsystems, Inc.	(a) (b)	51,950	$5,498,908
	L-3 Communications Holdings, Inc.		45,600	5,053,848
❖	Precision Castparts Corp.		45,500	5,177,900
				15,730,656

	Biotechnology (1.6%)
	Cephalon, Inc.	(a) (b)	50,400	3,307,752
	United Therapeutics Corp.	(a)	7,700	646,646
				3,954,398

	Building Products (1.3%)
	Lennox International, Inc.		81,500	3,028,540

	Capital Markets (2.4%)
	Affiliated Managers Group, Inc.	(a) (b)	46,000	4,522,260
	Ameriprise Financial, Inc.		22,900	1,266,599
				5,788,859

	Chemicals (0.8%)
	Mosaic Co. (The)	(a)	21,600	1,965,816

	Communications Equipment (1.4%)
	Harris Corp.		60,500	3,308,745

	Construction & Engineering (3.3%)
❖	Fluor Corp.		49,100	5,973,997
	Quanta Services, Inc.	(a) (b)	97,300	2,132,816
				8,106,813

	Containers & Packaging (1.2%)
	Crown Holdings, Inc.	(a)	114,800	2,814,896

	Distributors (1.1%)
	LKQ Corp.	(a)	152,200	2,722,858

	Diversified Consumer Services (0.5%)
	Capella Education Co.	(a)	20,100	1,267,908

	Diversified Financial Services (1.3%)
	IntercontinentalExchange, Inc.	(a)	23,000	3,219,080

	Diversified Telecommunication Services (0.3%)
	NTELOS Holdings Corp.		32,000	680,960

	Electric Utilities (0.5%)
	DPL, Inc.		41,800	1,160,368

	Electrical Equipment (3.0%)
	General Cable Corp.	(a)	55,700	3,231,157
	Roper Industries, Inc.		73,500	4,110,120
				7,341,277

	Electronic Equipment & Instruments (4.9%)
❖	Amphenol Corp. Class A		140,100	5,595,594
	Anixter International, Inc.	(a)	41,900	2,935,514
	Avnet, Inc.	(a)	95,000	3,382,950
				11,914,058

	Energy Equipment & Services (6.4%)
❖	Atwood Oceanics, Inc.	(a)	73,600	6,115,424
	FMC Technologies, Inc.	(a)	16,300	785,008
❖	National Oilwell Varco, Inc.	(a)	94,200	5,673,666
	Weatherford International, Ltd.	(a)	47,200	2,917,432
				15,491,530

	Health Care Equipment & Supplies (6.8%)
	ArthroCare Corp.	(a) (b)	18,800	752,564
	Becton, Dickinson & Co.		49,100	4,248,623
	C.R. Bard, Inc.		10,300	994,671
	Gen-Probe, Inc.	(a)	21,400	1,223,010
❖	Hologic, Inc.	(a) (b)	95,652	6,156,161
	Inverness Medical Innovations, Inc.	(a) (b)	40,800	1,838,040
	Respironics, Inc.	(a)	18,200	1,192,282
				16,405,351

	Health Care Providers & Services (6.3%)
	Coventry Health Care, Inc.	(a)	66,050	3,737,109
	DaVita, Inc.	(a)	34,700	1,851,245
	Health Net, Inc.	(a)	34,600	1,608,554
	Henry Schein, Inc.	(a) (b)	79,400	4,615,522
	Medco Health Solutions, Inc.	(a)	68,000	3,405,440
				15,217,870

	Hotels, Restaurants & Leisure (2.3%)
	International Game Technology		92,500	3,946,975
	Las Vegas Sands Corp.	(a)	8,400	736,428
	Scientific Games Corp. Class A	(a)	40,600	966,280
				5,649,683

	Household Durables (0.5%)
	Garmin, Ltd.		16,500	1,190,475

	Internet Software & Services (1.9%)
	Akamai Technologies, Inc.	(a)	60,300	1,821,060
	Equinix, Inc.	(a) (b)	37,000	2,794,610
				4,615,670

	IT Services (0.5%)
	NeuStar, Inc. Class A	(a) (b)	40,500	1,203,255

	Life Sciences Tools & Services (6.6%)
	ICON PLC, Sponsored ADR	(a) (c)	47,200	2,958,496
	Millipore Corp.	(a)	49,300	3,458,395
	Pharmaceutical Product Development, Inc.		96,500	4,184,240
❖	Thermo Fisher Scientific, Inc.	(a)	106,700	5,493,983
				16,095,114

	Machinery (5.8%)
	Actuant Corp. Class A		27,700	757,041
❖	Joy Global, Inc.		81,900	5,163,795
	Oshkosh Truck Corp.		77,000	3,523,520
	Terex Corp.	(a)	77,400	4,548,024
				13,992,380

	Media (0.9%)
	Cablevision Systems Corp. Class A	(a)	95,200	2,235,296

	Metals & Mining (2.7%)
	Allegheny Technologies, Inc.		34,300	2,414,720
	Carpenter Technology Corp.		12,800	788,992
	Commercial Metals Co.		49,500	1,403,325
	Steel Dynamics, Inc.		36,700	1,913,905
				6,520,942

	Oil, Gas & Consumable Fuels (5.7%)
	Holly Corp.		51,400	2,488,788
	Newfield Exploration Co.	(a)	86,100	4,294,668
	Patriot Coal Corp.	(a) (b)	4,050	160,988
	Peabody Energy Corp.		44,100	2,382,282
	Tesoro Corp.		113,900	4,447,795
				13,774,521

	Personal Products (1.9%)
	Avon Products, Inc.		33,800	1,183,676
	Chattem, Inc.	(a) (b)	45,300	3,475,416
				4,659,092

	Semiconductors & Semiconductor Equipment (3.7%)
❖	MEMC Electronic Materials, Inc.	(a)	71,100	5,080,806
	Skyworks Solutions, Inc.	(a)	243,900	1,963,395
	Varian Semiconductor Equipment Associates, Inc.	(a)	62,600	2,016,346
				9,060,547

	Software (3.3%)
	Autodesk, Inc.	(a)	87,300	3,592,395
	FactSet Research Systems, Inc.		49,800	2,785,314
	MICROS Systems, Inc.	(a)	13,500	831,330
	Progress Software Corp.	(a)	28,800	850,176
				8,059,215

	Specialty Retail (3.2%)
	American Eagle Outfitters, Inc.		138,950	3,200,019
	Dick's Sporting Goods, Inc.	(a)	84,400	2,747,220
	Guess?, Inc.		49,600	1,850,576
				7,797,815

	Textiles, Apparel & Luxury Goods (1.7%)
	Coach, Inc.	(a)	72,000	2,307,600
	Crocs, Inc.	(a) (b)	14,600	507,934
	Phillips-Van Heusen Corp.		31,300	1,318,982
				4,134,516

	Wireless Telecommunication Services (1.7%)
	NII Holdings, Inc.	(a)	26,800	1,143,288
	SBA Communications Corp. Class A	(a)	96,900	2,869,209
				4,012,497

	Total Common Stocks
	(Cost $192,267,678)			223,121,001

	Exchange Traded Fund (2.1%)
	iShares Russell Midcap Growth Index Fund	(b) (d)	48,000	5,025,120
	Total Exchange Traded Fund
	(Cost $5,293,597)			5,025,120

			Principal
			Amount
	Short-Term Investments (19.9%)

	Commercial Paper (6.1%)
	Abbey National North America LLC
	3.00%, due 2/7/08		$3,000,000	2,998,500
	AIG Funding, Inc.
	3.04%, due 2/5/08		3,000,000	2,998,987
	American Honda Finance Corp.
	3.10%, due 2/5/08		2,000,000	1,999,311
	Deutsche Bank Financial LLC
	3.10%, due 2/1/08		3,690,000	3,690,000
	National Australia Funding Delaware, Inc.
	3.14%, due 2/6/08	(e)	3,000,000	2,998,692
	Total Commercial Paper
	(Cost $14,685,489)			14,685,490

			Shares
	Investment Company (13.8%)
	State Street Navigator Securities Lending Prime Portfolio	(f)	33,456,158	33,456,158
	Total Investment Company
	(Cost $33,456,158)			33,456,158

	Total Short-Term Investments
	(Cost $48,141,647)			48,141,648

	Total Investments
	(Cost $245,702,922)	(g)	114.0%	276,287,769

	Liabilities in Excess of
	Cash and Other Assets		(14.0)	(33,946,676)

	Net Assets		100.0%	$242,341,093

†	Percentages indicated are based on Fund net assets.
❖	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $32,483,544; cash collateral of $33,456,158 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)	ADR - American Depositary Receipt.
(d)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(e)	May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(f)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	At January 31, 2008, cost is $245,786,299 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation		$39,994,956
	Gross unrealized depreciation		(9,493,486)
	Net unrealized appreciation		$30,501,470

	MainStay Mid Cap Value Fund
	Portfolio of Investments		†††	January 31, 2008 unaudited

				Shares	Value
	Common Stocks (97.8%)	†
	Aerospace & Defense (2.0%)
	Raytheon Co.			85,242	$5,552,662

	Airlines (0.7%)
	Delta Air Lines, Inc.	(a)		108,300	1,822,689

	Capital Markets (1.6%)
	Investment Technology Group, Inc.	(a)		92,100	4,325,937

	Chemicals (2.7%)
	Arch Chemicals, Inc.			57,882	1,948,887
	Chemtura Corp.			413,800	2,772,460
	Olin Corp.			136,125	2,789,201
					7,510,548

	Commercial Banks (6.1%)
	KeyCorp			158,100	4,134,315
	Marshall & Ilsley Corp.			169,243	4,721,880
❖	PNC Financial Services Group, Inc.			119,600	7,848,152
					16,704,347

	Commercial Services & Supplies (3.6%)
	Avery Dennison Corp.			90,500	4,689,710
	Pitney Bowes, Inc.			139,111	5,105,374
					9,795,084

	Computers & Peripherals (1.2%)
	Emulex Corp.	(a)		204,900	3,196,440

	Containers & Packaging (1.6%)
	Ball Corp.			95,200	4,368,728

	Diversified Telecommunication Services (0.3%)
	Embarq Corp.			21,400	969,420

	Electric Utilities (5.5%)
	American Electric Power Co., Inc.			63,200	2,706,856
❖	Edison International			150,600	7,855,296
	Pepco Holdings, Inc.			173,600	4,419,856
					14,982,008

	Electronic Equipment & Instruments (2.0%)
	Ingram Micro, Inc. Class A	(a)		81,300	1,445,514
	Molex, Inc. Class A			170,800	3,977,932
					5,423,446

	Energy Equipment & Services (5.2%)
❖	BJ Services Co.			306,000	6,655,500
	Diamond Offshore Drilling, Inc.			27,100	3,060,403
	Tidewater, Inc.			40,300	2,134,288
	Transocean, Inc.	(a)		20,783	2,547,996
					14,398,187

	Food & Staples Retailing (2.6%)
❖	Kroger Co. (The)			283,500	7,215,075

	Food Products (2.6%)
	Corn Products International, Inc.			40,400	1,365,520
	General Mills, Inc.			88,000	4,805,680
	J.M. Smucker Co. (The)			23,800	1,112,174
					7,283,374

	Health Care Providers & Services (4.1%)
	Coventry Health Care, Inc.	(a)		85,900	4,860,222
❖	Quest Diagnostics, Inc.			130,400	6,431,328
					11,291,550

	Hotels, Restaurants & Leisure (0.8%)
	Carnival Corp.			48,800	2,171,112

	Insurance (9.4%)
	Aspen Insurance Holdings, Ltd.	(b)		189,000	5,333,580
❖	Genworth Financial, Inc. Class A			317,800	7,735,252
	Hartford Financial Services Group, Inc.			17,000	1,373,090
	Lincoln National Corp.			51,000	2,772,360
	PartnerRe, Ltd.	(b)		60,700	4,812,296
	SAFECO Corp.			68,400	3,650,508
					25,677,086

	IT Services (3.0%)
	Affiliated Computer Services, Inc. Class A	(a)		105,700	5,152,875
	Computer Sciences Corp.	(a)		71,152	3,011,153
					8,164,028

	Machinery (3.2%)
	Joy Global, Inc.			45,600	2,875,080
	Pentair, Inc.			132,700	4,214,552
	Timken Co. (The)			55,900	1,689,857
					8,779,489

	Media (3.7%)
	CBS Corp. Class B			47,700	1,201,563
	Cinemark Holdings, Inc.	(b)		103,300	1,477,190
	Gannett Co., Inc.			128,400	4,750,800
	Idearc, Inc.			163,700	2,661,762
					10,091,315

	Metals & Mining (3.1%)
	Freeport-McMoRan Copper & Gold, Inc. Class B			17,800	1,584,734
	Nucor Corp.			41,200	2,381,360
	Teck Cominco, Ltd. Class B			140,800	4,595,712
					8,561,806

	Multiline Retail (0.9%)
	Nordstrom, Inc.			65,000	2,528,500

	Multi-Utilities (2.6%)
	Ameren Corp.			80,600	3,611,686
	PG&E Corp.	(b)		84,925	3,485,322
					7,097,008

	Oil, Gas & Consumable Fuels (5.9%)
	Frontier Oil Corp.			120,100	4,235,927
❖	Hess Corp.			70,500	6,403,515
	Spectra Energy Corp.			247,900	5,662,036
					16,301,478

	Pharmaceuticals (7.2%)
❖	Barr Pharmaceuticals, Inc.	(a)		129,500	6,758,605
❖	Forest Laboratories, Inc.	(a)		168,100	6,685,337
❖	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	(c)		136,800	6,298,272
					19,742,214

	Real Estate Investment Trusts (3.2%)
	Douglas Emmett, Inc.	(b)		117,400	2,682,590
	General Growth Properties, Inc.			60,248	2,200,257
	Highwoods Properties, Inc.	(b)		130,763	3,913,737
					8,796,584

	Road & Rail (2.3%)
	CSX Corp.			73,022	3,540,107
	Werner Enterprises, Inc.	(b)		134,300	2,735,691
					6,275,798

	Specialty Retail (7.2%)
	American Eagle Outfitters, Inc.			70,500	1,623,615
	Bed Bath & Beyond, Inc.	(a)		79,600	2,566,304
	Gap, Inc. (The)			239,900	4,586,888
	TJX Cos., Inc.			174,300	5,500,908
	Williams-Sonoma, Inc.	(b)		203,800	5,478,144
					19,755,859

	Thrifts & Mortgage Finance (2.3%)
	Freddie Mac			38,800	1,179,132
	NewAlliance Bancshares, Inc.	(b)		411,500	5,061,450
					6,240,582

	Trading Companies & Distributors (1.2%)
	WESCO International, Inc.	(a)		77,000	3,252,480

	Total Common Stocks
	(Cost $262,650,105)				268,274,834

	Exchange Traded Fund (1.0%)
	iShares Dow Jones U.S. Real Estate Index Fund			40,700	2,657,710
	Total Exchange Traded Fund
	(Cost $2,687,828)				2,657,710

				Principal
				Amount
	Short-Term Investments (9.8%)

	Commercial Paper (2.4%)
	Abbey National North America LLC
	3.00%, due 2/7/08			$3,000,000	2,998,500
	Deutsche Bank Financial LLC
	3.10%, due 2/1/08			3,530,000	3,530,000
	Total Commercial Paper
	(Cost $6,528,500)				6,528,500

				Shares
	Investment Company (7.4%)
	State Street Navigator Securities Lending Prime Portfolio	(d)		20,413,415	20,413,415
	Total Investment Company
	(Cost $20,413,415)				20,413,415

	Total Short-Term Investments
	(Cost $26,941,915)				26,941,915

	Total Investments
	(Cost $292,279,848)	(e)		108.6%	297,874,459

	Liabilities in Excess of
	Cash and Other Assets			(8.6)	(23,614,340)

	Net Assets			100.0%	$274,260,119

				Number of
				Contracts
	Written Call Option (-0.1%)
	Road & Rail (-0.1%)
	CSX Corp.
	Strike Price $45.00
	Expire 5/17/08			(433)	$(290,110)

	Total Written Call Option
	(Premiums Received $78,805)				$(290,110)

†	Percentages indicated are based on Fund net assets.
❖	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
†††
All of the Fund's liquid assets are "earmarked" to cover potential senior securities transactions, which may include, but are not limited to, swaps, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's potential senior securities holdings to ensure proper coverage for these transactions.

(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $19,775,058; cash collateral of $20,413,415 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)	ADR - American Depositary Receipt.
(d)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	At January 31, 2008, cost is $292,079,243 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation			$26,744,663
	Gross unrealized depreciation			(20,949,447)
	Net unrealized appreciation			$5,795,216

	MainStay Money Market Fund
	Portfolio of Investments		January 31, 2008 unaudited
			Principal	Amortized
			Amount	Cost

	Short-Term Investments (100.4%)	†
	Bank Notes (2.8%)
	Bank of America N.A.
	4.966%, due 12/18/08	(a)	$6,625,000	$6,619,481
	Wachovia Bank N.A.
	3.903%, due 2/23/09	(a)	4,750,000	4,737,055
	4.673%, due 10/3/08	(a)	6,500,000	6,494,563
				17,851,099

	Commercial Paper (69.1%)
	Abbey National North America LLC
	4.07%, due 5/8/08		5,175,000	5,118,249
	4.30%, due 5/5/08		2,950,000	2,916,878
	4.51%, due 2/21/08		5,000,000	4,987,472
	Allianz Finance Corp.
	3.45%, due 2/22/08	(b)	3,000,000	2,993,962
	4.75%, due 2/26/08	(b)	5,500,000	5,481,857
	4.80%, due 2/26/08	(b)	4,000,000	3,986,666
	American Express Credit Corp.
	3.05%, due 4/28/08		4,000,000	3,970,517
	4.05%, due 4/4/08		5,000,000	4,964,562
	4.66%, due 4/15/08		4,050,000	4,011,205
	American General Finance Corp.
	4.65%, due 2/25/08		3,000,000	2,990,700
	4.70%, due 3/7/08		2,000,000	1,990,861
	4.89%, due 2/4/08		5,550,000	5,547,739
	American Honda Finance Corp.
	2.75%, due 3/10/08		4,000,000	3,988,389
	AstraZeneca
	3.00%, due 7/31/08	(b)	2,000,000	1,969,833
	3.00%, due 8/4/08	(b)	300,000	295,375
	4.13%, due 6/3/08	(b)	4,000,000	3,943,557
	4.18%, due 4/7/08	(b)	4,000,000	3,969,347
	4.20%, due 4/7/08	(b)	4,250,000	4,217,275
	Atlantis One Funding Corp.
	4.58%, due 4/2/08	(b)	2,675,000	2,654,241
	Australia & New Zealand Banking Group, Ltd.
	4.54%, due 3/26/08	(b)	7,000,000	6,952,330
	4.86%, due 4/14/08	(b)	5,000,000	4,950,725
	Bank of America Corp.
	4.69%, due 4/18/08		4,900,000	4,850,846
	Bayerische Landesbank Girozentrale NY
	3.29%, due 2/27/08		6,025,000	6,010,684
	4.26%, due 3/11/08		1,450,000	1,443,308
	4.56%, due 2/5/08		5,000,000	4,997,466
	BNP Paribas Finance, Inc.
	4.61%, due 5/19/08		7,100,000	7,001,807
	4.693%, due 4/16/08		3,000,000	2,970,669
	4.70%, due 4/7/08		2,220,000	2,200,871
	ChevronTexaco Funding Corp.
	4.27%, due 2/14/08		5,925,000	5,915,864
	4.35%, due 3/11/08		3,075,000	3,060,509
	Deutsche Bank Financial LLC
	3.00%, due 4/30/08		4,975,000	4,938,102
	4.64%, due 2/1/08		3,325,000	3,325,000
	Dexia Delaware LLC
	3.16%, due 3/7/08		3,000,000	2,990,783
	4.31%, due 3/4/08		3,000,000	2,988,507
	4.50%, due 3/31/08		3,000,000	2,977,875
	4.88%, due 3/19/08		4,000,000	3,974,515
	Electricite De France
	4.35%, due 3/6/08		1,875,000	1,867,297
	European Investment Bank
	4.40%, due 2/28/08		6,600,000	6,578,220
	Export Development Canada
	2.85%, due 3/27/08		7,450,000	7,417,561
	General Electric Capital Corp.
	3.22%, due 4/23/08		4,525,000	4,491,812
	3.70%, due 5/13/08		7,500,000	7,421,375
	4.39%, due 4/21/08		4,500,000	4,456,100
	Goldman Sachs Group, Inc.
	4.67%, due 2/27/08		6,000,000	5,979,763
	4.77%, due 2/26/08		5,125,000	5,108,023
	Greenwich Capital Holdings, Inc.
	4.95%, due 4/8/08		5,000,000	4,953,938
	HSBC Finance Corp.
	3.90%, due 2/19/08		4,700,000	4,690,835
	ING U.S. Funding LLC
	4.25%, due 4/9/08		5,000,000	4,959,861
	4.63%, due 4/9/08		1,725,000	1,709,914
	4.73%, due 5/2/08		6,200,000	6,125,870
	Johnson & Johnson
	3.45%, due 4/15/08	(b)	6,000,000	5,957,450
	3.75%, due 3/20/08	(b)	7,375,000	7,338,125
	JPMorgan Chase & Co.
	3.05%, due 4/22/08		6,000,000	5,958,825
	3.70%, due 4/17/08		5,900,000	5,853,914
	4.60%, due 4/17/08		2,000,000	1,980,578
	KfW International Finance, Inc.
	4.23%, due 3/11/08	(b)	3,000,000	2,986,253
	Kimberly-Clark Worldwide, Inc.
	4.10%, due 2/5/08	(b)	2,200,000	2,198,998
	Lloyds TSB Bank PLC
	4.25%, due 2/8/08		3,600,000	3,597,025
	4.64%, due 2/6/08		4,000,000	3,997,423
	4.65%, due 4/28/08		6,000,000	5,932,575
	Merrill Lynch & Co., Inc.
	4.75%, due 4/30/08		1,300,000	1,284,734
	4.77%, due 2/14/08		1,050,000	1,048,192
	Minnesota Mining & Manufacturing Co.
	2.90%, due 2/28/08		5,000,000	4,989,125
	Morgan Stanley
	5.02%, due 5/19/08		2,375,000	2,339,232
	Nationwide Building Society
	3.21%, due 5/23/08	(b)	3,000,000	2,970,040
	4.82%, due 4/24/08	(b)	5,000,000	4,944,436
	5.03%, due 3/18/08	(b)	5,000,000	4,967,864
	Nestle Capital Corp.
	3.73%, due 6/6/08	(b)	3,000,000	2,960,835
	4.54%, due 3/10/08	(b)	4,925,000	4,901,399
	Pfizer, Inc.
	4.41%, due 5/14/08	(b)	5,000,000	4,936,913
	4.43%, due 4/29/08	(b)	7,575,000	7,492,972
	Presidents & Fellows of Harvard College
	3.15%, due 4/21/08		6,500,000	6,454,500
	Private Export Funding Corp.
	2.95%, due 5/29/08	(b)	2,525,000	2,500,585
	3.55%, due 5/19/08	(b)	6,000,000	5,936,100
	Prudential Funding LLC
	3.75%, due 5/15/08		6,500,000	6,429,583
	4.43%, due 4/4/08		6,000,000	5,953,485
	Rabobank USA Finance Corp.
	3.61%, due 5/1/08		6,000,000	5,945,850
	Royal Bank of Canada
	3.57%, due 5/16/08		3,250,000	3,216,159
	Royal Bank of Scotland
	4.84%, due 5/7/08		5,000,000	4,935,467
	4.88%, due 3/28/08		2,975,000	2,952,417
	Shell International Finance B.V.
	4.47%, due 3/28/08	(b)	2,500,000	2,482,617
	Societe Generale North America, Inc.
	4.64%, due 3/14/08		5,500,000	5,470,227
	4.88%, due 4/18/08		3,500,000	3,463,468
	4.92%, due 4/11/08		4,500,000	4,456,950
	Svenska Handelsbanken AB
	4.68%, due 2/7/08		6,300,000	6,295,086
	4.73%, due 2/11/08		5,500,000	5,492,774
	Swedish Export Credit Corp.
	3.05%, due 3/12/08		1,475,000	1,470,001
	4.22%, due 3/20/08		4,000,000	3,977,493
	4.38%, due 3/12/08		3,375,000	3,358,575
	Total Capital S.A.
	3.89%, due 3/28/08	(b)	7,000,000	6,957,642
	4.10%, due 3/31/08	(b)	4,425,000	4,395,267
	Toyota Motor Credit Corp.
	3.25%, due 4/25/08		2,000,000	1,984,833
	3.65%, due 4/23/08		1,000,000	991,686
	3.99%, due 5/6/08		2,000,000	1,978,942
	4.56%, due 5/12/08		5,050,000	4,985,394
	4.60%, due 3/13/08		6,000,000	5,968,567
	UBS Finance Delaware LLC
	4.14%, due 5/9/08		4,000,000	3,954,920
	4.92%, due 2/13/08		3,825,000	3,818,727
	Unilever Capital Corp.
	3.00%, due 2/29/08	(b)	1,300,000	1,296,967
	3.09%, due 3/6/08	(b)	5,000,000	4,985,408
	3.67%, due 3/12/08	(b)	6,500,000	6,473,494
	USAA Capital Corp.
	4.65%, due 2/15/08		5,000,000	4,990,958
	Wal-Mart Stores, Inc.
	2.70%, due 4/29/08	(b)	3,500,000	3,476,900
	3.00%, due 3/25/08	(b)	2,000,000	1,991,167
	3.05%, due 3/25/08	(b)	7,000,000	6,968,568
	3.58%, due 4/1/08	(b)	1,000,000	994,033
				442,950,833

	Corporate Bonds (2.3%)
	International Business Machines Corp.
	4.545%, due 9/8/08	(a) (b)	5,400,000	5,398,208
	Wachovia Bank N.A.
	3.50%, due 8/15/08		4,250,000	4,211,050
	Wells Fargo
	4.125%, due 3/10/08		5,000,000	4,994,140
				14,603,398

	Federal Agencies (25.6%)
	Federal Home Loan Bank
	3.75%, due 1/16/09		7,400,000	7,400,000
	4.149%, due 12/12/08	(a)	6,000,000	6,000,000
	4.50%, due 11/5/08		6,000,000	6,000,510
	4.674%, due 12/24/08	(a)	6,000,000	6,000,000
	Federal Home Loan Bank (Discount Notes)
	2.74%, due 3/17/08		6,000,000	5,979,450
	2.89%, due 4/25/08		6,750,000	6,704,482
	4.155%, due 5/21/08		4,925,000	4,862,473
	4.16%, due 5/7/08		550,000	543,899
	4.256%, due 3/24/08		3,325,000	3,304,559
	4.26%, due 2/8/08		5,100,000	5,095,776
	4.26%, due 4/9/08		1,325,000	1,314,338
	4.28%, due 2/22/08		6,000,000	5,985,020
	4.305%, due 3/12/08		3,950,000	3,931,105
	4.43%, due 3/19/08		4,125,000	4,101,142
	4.48%, due 3/19/08		675,000	671,052
	4.85%, due 2/15/08		6,500,000	6,487,740
	Federal Home Loan Mortgage Corporation (Discount Notes)
	3.59%, due 4/14/08		7,400,000	7,346,130
	3.69%, due 2/20/08		5,925,000	5,913,461
	4.11%, due 4/25/08		3,500,000	3,466,435
	4.13%, due 3/31/08		6,000,000	5,959,388
	4.18%, due 3/3/08		6,050,000	6,028,223
	4.295%, due 2/29/08		4,450,000	4,435,135
	4.31%, due 2/29/08		3,175,000	3,164,357
	Federal National Mortgage Association
	3.375%, due 1/23/09		7,300,000	7,300,000
	Federal National Mortgage Association (Discount Notes)
	3.88%, due 4/30/08		800,000	792,326
	4.06%, due 5/30/08		3,375,000	3,329,706
	4.113%, due 5/9/08		3,000,000	2,966,411
	4.16%, due 4/22/08		5,325,000	5,275,158
	4.18%, due 4/10/08		5,500,000	5,455,936
	4.19%, due 3/17/08		4,025,000	4,003,919
	4.22%, due 3/5/08		4,800,000	4,781,432
	4.22%, due 4/30/08		4,425,000	4,378,835
	4.22%, due 5/9/08		3,825,000	3,781,060
	4.26%, due 3/5/08		4,200,000	4,183,599
	4.54%, due 2/6/08		3,425,000	3,422,840
	4.73%, due 2/13/08		4,337,000	4,330,161
				164,696,058

	Medium-Term Note (0.6%)
	American Honda Finance Corp.
	5.166%, due 9/18/08	(a) (b)	3,800,000	3,800,000

	Total Short-Term Investments
	(Amortized Cost $643,901,388)	(c)	100.4%	643,901,388

	Liabilities in Excess of
	Cash and Other Assets		(0.4)	(2,328,546)

	Net Assets		100.0%	$641,572,842

†	Percentages indicated are based on Fund net assets.
(a)	Floating rate. Rate shown is the rate in effect at January 31, 2008.
(b)	May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	The cost stated also represents the aggregate cost for federal income tax purposes.

	MainStay Principal Preservation Fund
	Portfolio of Investments		January 31, 2008 unaudited
			Principal	Amortized
			Amount	Cost

	Short-Term Investments (100.1%)	†
	Certificate of Deposit (4.2%)
	Royal Bank of Scotland PLC NY
	3.23%, due 3/26/08	(a)	$8,000,000	$7,999,675

	Commercial Paper (39.8%)
	Alcon Capital Corp.
	4.51%, due 2/13/08	(b)	3,000,000	2,995,490
	Aluminum Co. of America
	3.70%, due 2/25/08		1,052,000	1,049,405
	4.41%, due 2/27/08		500,000	498,407
	Apache Corp.
	3.40%, due 2/1/08	(b)	1,000,000	1,000,000
	BASF A.G.
	4.18%, due 2/15/08	(b)	3,000,000	2,995,123
	Cargill Asia Pacific Treasury
	3.20%, due 2/27/08	(b)	1,900,000	1,895,609
	Cargill, Inc.
	3.00%, due 2/29/08	(b)	1,800,000	1,795,800
	Coca-Cola Co.
	4.47%, due 2/20/08		2,000,000	1,995,281
	Coca-Cola Enterprises, Inc.
	3.50%, due 2/1/08	(b)	1,500,000	1,500,000
	Consolidated Edison, Inc.
	3.35%, due 2/1/08	(b)	1,195,000	1,195,000
	Diageo Capital PLC
	3.20%, due 4/29/08	(b)	1,500,000	1,488,267
	Duke Energy Corp.
	5.05%, due 2/4/08		1,000,000	999,579
	5.25%, due 2/4/08		500,000	499,781
	DuPont de Nemours & Co.
	3.50%, due 2/4/08	(b)	3,500,000	3,498,979
	General Electric Capital Corp.
	4.27%, due 2/26/08		1,000,000	997,035
	General Electric Co.
	3.81%, due 3/20/08		2,600,000	2,586,792
	Home Depot, Inc.
	5.65%, due 2/15/08	(b)	596,000	594,691
	Honeywell International, Inc.
	3.52%, due 2/22/08	(b)	3,368,000	3,361,084
	International Business Machines Corp.
	3.50%, due 2/12/08	(b)	1,100,000	1,098,824
	National Cooperative Services Corp.
	3.40%, due 2/11/08	(b)	1,552,000	1,550,534
	3.40%, due 2/15/08	(b)	269,000	268,644
	NetJets, Inc.
	3.00%, due 3/3/08	(b)	1,500,000	1,496,125
	Parker-Hannifin Corp.
	3.10%, due 2/22/08	(b)	2,000,000	1,996,383
	4.23%, due 2/8/08	(b)	1,710,000	1,708,594
	PepsiAmericas, Inc.
	3.40%, due 2/1/08		3,500,000	3,500,000
	Pitney Bowes, Inc.
	3.20%, due 2/8/08	(b)	2,000,000	1,998,756
	Praxair, Inc.
	3.05%, due 2/13/08		3,000,000	2,996,950
	3.10%, due 2/7/08		440,000	439,773
	3.20%, due 2/5/08		221,000	220,921
	Private Export Funding Corp.
	2.97%, due 4/22/08	(b)	2,000,000	1,986,635
	Proctor & Gamble Co.
	2.95%, due 3/5/08	(b)	3,500,000	3,490,535
	Rockwell Collins, Inc.
	3.35%, due 2/6/08	(b)	1,500,000	1,499,302
	3.95%, due 2/8/08	(b)	1,500,000	1,498,848
	Shell International Finance B.V.
	3.00%, due 2/14/08	(b)	1,000,000	998,917
	Siemens Capital Co. LLC
	4.26%, due 3/31/08	(b)	3,500,000	3,475,564
	Southern Co. Funding Corp.
	3.10%, due 2/11/08	(b)	2,000,000	1,998,278
	3.92%, due 2/12/08	(b)	600,000	599,281
	3.92%, due 2/27/08	(b)	1,000,000	997,169
	Time Warner, Inc.
	3.68%, due 2/15/08		1,000,000	998,569
	5.80%, due 2/1/08		380,000	380,000
	Toyota Motor Credit Co.
	4.44%, due 3/18/08		3,000,000	2,982,980
	Verizon Communication, Inc.
	3.60%, due 2/7/08	(b)	2,000,000	1,998,800
	4.05%, due 2/7/08	(b)	1,500,000	1,498,988
	Walt Disney Co.
	3.20%, due 2/6/08		1,300,000	1,299,422
	XTO Energy, Inc.
	3.60%, due 2/21/08		500,000	499,000
	Xtra Inc.
	4.05%, due 2/12/08		2,000,000	1,997,525
				76,421,640

	Corporate Bonds (2.6%)
	FleetBoston Financial Corp.
	6.375%, due 5/15/08		4,200,000	4,212,830
	Target Corp.
	3.375%, due 3/1/08		900,000	898,629
				5,111,459

	Federal Agencies (46.7%)
	Federal Home Loan Bank
	4.57%, due 11/28/08		5,000,000	5,000,000
	Federal Home Loan Bank (Discount Notes)
	2.85%, due 5/16/08		199,000	197,346
	2.95%, due 3/6/08		700,000	698,050
	2.97%, due 2/28/08		2,200,000	2,195,100
	3.625%, due 11/14/08		3,000,000	2,990,079
	3.80%, due 2/21/08		1,400,000	1,397,044
	3.98%, due 4/11/08		375,000	372,098
	4.10%, due 5/21/08		1,400,000	1,382,461
	4.12%, due 3/31/08		125,000	124,156
	4.16%, due 4/16/08		800,000	793,066
	4.20%, due 5/1/08		131,000	129,624
	4.23%, due 2/29/08		1,960,000	1,953,552
	4.25%, due 3/19/08		1,065,000	1,059,091
	4.25%, due 4/16/08		484,000	479,715
	4.26%, due 3/28/08		2,200,000	2,185,421
	4.30%, due 2/13/08		2,665,000	2,661,180
	Federal Home Loan Mortgage Corporation (Discount Notes)
	2.95%, due 3/12/08		230,000	229,246
	3.55%, due 4/25/08		555,000	550,403
	3.645%, due 6/12/08		3,985,000	3,931,740
	3.658%, due 3/17/08		1,100,000	1,094,970
	3.83%, due 7/7/08		398,000	391,352
	3.896%, due 6/13/08		3,500,000	3,449,623
	3.95%, due 4/18/08		500,000	495,776
	4.15%, due 4/18/08		603,000	597,647
	4.17%, due 3/20/08		2,000,000	1,988,880
	4.19%, due 4/28/08		100,000	98,987
	4.192%, due 3/31/08		400,000	397,252
	4.20%, due 3/31/08		2,310,000	2,294,100
	4.20%, due 4/10/08		100,000	99,195
	4.201%, due 2/5/08		2,000,000	1,999,067
	4.27%, due 2/29/08		1,150,000	1,146,181
	4.30%, due 3/17/08		306,000	304,355
	4.72%, due 3/3/08		3,305,000	3,291,567
	4.789%, due 2/4/08		350,000	349,860
	4.80%, due 2/19/08		4,600,000	4,588,959
	4.97%, due 2/4/08		4,000,000	3,998,343
	Federal National Mortgage Association
	4.00%, due 9/2/08		15,168,000	15,264,016
	5.125%, due 9/2/08		6,000,000	6,079,724
	Federal National Mortgage Association (Discount Notes)
	2.81%, due 4/23/08		6,000,000	5,961,597
	3.60%, due 4/23/08		266,000	263,819
	3.69%, due 7/9/08		2,050,000	2,016,590
	3.75%, due 3/17/08		27,000	26,873
	3.83%, due 7/11/08		650,000	638,866
	3.98%, due 4/30/08		1,040,000	1,029,767
	4.15%, due 5/21/08		250,000	246,830
	4.155%, due 3/12/08		2,000,000	1,990,766
	4.19%, due 4/11/08		200,000	198,371
	4.25%, due 3/17/08		888,000	883,282
	4.26%, due 3/17/08		115,000	114,388
				89,630,375

	Medium-Term Notes (6.8%)
	Morgan Stanley
	3.361%, due 4/25/08	(a)	5,000,000	5,000,501
	HBOS Treasury Services PLC
	4.51%, due 2/6/09	(a) (b)	2,000,000	1,999,866
	HSBC Finance Corp.
	4.125%, due 3/11/08		4,000,000	3,995,504
	John Deere Capital Corp.
	4.375%, due 3/14/08		1,000,000	999,778
	4.50%, due 8/25/08		1,000,000	998,587
				12,994,236

	Total Short-Term Investments
	(Amortized Cost $192,157,385)	(c)	100.1%	192,157,385

	Liabilities in Excess of
	Cash and Other Assets		(0.1)	(112,896)

	Net Assets		100.0%	$192,044,489

†	Percentages indicated are based on Fund net assets.
(a)	Floating rate. Rate shown is the rate in effect at January 31, 2008.
(b)	May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	The cost stated also represents the aggregate cost for federal income tax purposes.

	MainStay Small Cap Growth Fund
	Portfolio of Investments		January 31, 2008 unaudited

			Shares	Value
	Common Stocks (93.8%)	†
	Aerospace & Defense (5.6%)
❖	AAR Corp.	(a)	80,300	$2,365,637
	Alliant Techsystems, Inc.	(a)	17,700	1,873,545
	Ceradyne, Inc.	(a)	31,050	1,495,058
❖	Triumph Group, Inc.		44,700	2,413,800
				8,148,040

	Air Freight & Logistics (1.0%)
	HUB Group, Inc. Class A	(a)	48,300	1,406,979

	Airlines (1.8%)
❖	Republic Airways Holdings, Inc.	(a)	132,500	2,644,700

	Beverages (2.8%)
❖	Central European Distribution Corp.	(a)	78,900	4,147,773

	Biotechnology (2.1%)
	Alexion Pharmaceuticals, Inc.	(a) (b)	11,200	731,584
	BioMarin Pharmaceuticals, Inc.	(a)	23,800	882,028
	LifeCell Corp.	(a)	18,700	738,837
	United Therapeutics Corp.	(a) (b)	7,900	663,442
				3,015,891

	Capital Markets (3.0%)
	Affiliated Managers Group, Inc.	(a) (b)	7,200	707,832
	Cohen & Steers, Inc.	(b)	30,200	860,398
❖	optionsXpress Holdings, Inc.	(b)	103,300	2,801,496
				4,369,726

	Chemicals (1.6%)
	CF Industries Holdings, Inc.		7,800	834,054
	Terra Industries, Inc.	(a) (b)	8,500	383,095
	Zoltek Cos., Inc.	(a) (b)	29,500	1,076,750
				2,293,899

	Commercial Services & Supplies (4.4%)
	FTI Consulting, Inc.	(a)	20,900	1,155,979
	Interface, Inc. Class A		117,810	1,880,248
	Knoll, Inc.		103,300	1,380,088
	Layne Christensen Co.	(a)	56,020	2,067,138
				6,483,453

	Communications Equipment (1.6%)
❖	NETGEAR, Inc.	(a) (b)	89,200	2,378,072

	Construction & Engineering (0.9%)
	Quanta Services, Inc.	(a)	59,000	1,293,280

	Distributors (1.0%)
	LKQ Corp.	(a)	84,500	1,511,705

	Diversified Consumer Services (1.1%)
	Capella Education Co.	(a) (b)	24,300	1,532,844

	Diversified Telecommunication Services (1.1%)
	NTELOS Holdings Corp.		73,600	1,566,208

	Electrical Equipment (1.8%)
❖	II-VI, Inc.	(a)	81,200	2,632,504

	Electronic Equipment & Instruments (3.5%)
	Benchmark Electronics, Inc.	(a)	47,300	839,575
	FLIR Systems, Inc.	(a)	47,500	1,438,300
	Itron, Inc.	(a)	13,500	1,112,400
	Rogers Corp.	(a)	18,800	586,748
	Technitrol, Inc.		51,600	1,169,256
				5,146,279

	Energy Equipment & Services (10.3%)
❖	Atwood Oceanics, Inc.	(a)	32,600	2,708,734
	Dawson Geophysical Co.	(a)	28,100	1,609,568
	Dril-Quip, Inc.	(a)	34,600	1,679,484
	Gulf Island Fabrication, Inc.		39,500	988,290
	Gulfmark Offshore, Inc.	(a)	35,800	1,497,156
	Hornbeck Offshore Services, Inc.	(a) (b)	33,800	1,307,384
	Lufkin Industries, Inc.		20,800	1,099,696
	NATCO Group, Inc. Class A	(a)	37,600	1,721,328
	OYO Geospace Corp.	(a)	20,500	1,083,220
	W-H Energy Services, Inc.	(a)	25,500	1,240,575
				14,935,435

	Food Products (1.2%)
	Sanderson Farms, Inc.	(b)	52,500	1,764,525

	Health Care Equipment & Supplies (4.5%)
	ArthroCare Corp.	(a) (b)	12,300	492,369
	Gen-Probe, Inc.	(a)	26,000	1,485,900
	Hologic, Inc.	(a)	18,400	1,184,224
	Immucor, Inc.	(a)	80,150	2,311,526
	Inverness Medical Innovations, Inc.	(a)	23,200	1,045,160
				6,519,179

	Health Care Providers & Services (5.5%)
❖	Amedisys, Inc.	(a) (b)	71,300	3,039,519
	AMERIGROUP Corp.	(a) (b)	38,700	1,452,024
	Bio-Reference Laboratories, Inc.	(a) (b)	46,800	1,282,320
	Healthspring, Inc.	(a)	111,500	2,306,935
				8,080,798

	Hotels, Restaurants & Leisure (1.9%)
	Bally Technologies, Inc.	(a)	30,900	1,472,076
	WMS Industries, Inc.	(a) (b)	36,500	1,365,100
				2,837,176

	Household Durables (0.6%)
	Tempur-Pedic International, Inc.	(b)	41,000	812,620

	Insurance (1.5%)
	Tower Group, Inc.		73,100	2,135,982

	Internet & Catalog Retail (0.8%)
	Priceline.com, Inc.	(a) (b)	10,900	1,182,868

	Internet Software & Services (1.1%)
	Equinix, Inc.	(a) (b)	20,600	1,555,918

	IT Services (1.9%)
	CyberSource Corp.	(a)	68,400	1,145,700
	Sykes Enterprises, Inc.	(a)	102,300	1,615,317
				2,761,017

	Life Sciences Tools & Services (4.1%)
	ICON PLC, Sponsored ADR	(a) (c)	24,100	1,510,588
❖	PAREXEL International Corp.	(a)	80,800	4,396,328
				5,906,916

	Machinery (3.4%)
	Actuant Corp. Class A		38,500	1,052,205
	Bucyrus International, Inc. Class A	(b)	17,400	1,613,154
	Gardner Denver, Inc.	(a)	27,800	901,832
	Middleby Corp. (The)	(a) (b)	22,400	1,335,264
				4,902,455

	Metals & Mining (1.1%)
	RTI International Metals, Inc.	(a)	30,000	1,657,500

	Oil, Gas & Consumable Fuels (1.6%)
	Mariner Energy, Inc.	(a)	37,000	927,220
	Swift Energy Co.	(a)	32,700	1,411,005
				2,338,225

	Personal Products (2.5%)
	American Oriental Bioengineering, Inc.	(a) (b)	155,900	1,523,143
	Chattem, Inc.	(a) (b)	27,600	2,117,472
				3,640,615

	Pharmaceuticals (2.1%)
	Par Pharmaceutical Cos., Inc.	(a)	97,400	1,868,132
	Sciele Pharma, Inc.	(a) (b)	49,200	1,176,864
				3,044,996

	Semiconductors & Semiconductor Equipment (5.5%)
	Diodes, Inc.	(a) (b)	66,475	1,538,896
	Hittite Microwave Corp.	(a)	53,400	2,126,388
	Skyworks Solutions, Inc.	(a)	199,600	1,606,780
	Tessera Technologies, Inc.	(a)	42,700	1,672,559
	Varian Semiconductor Equipment Associates, Inc.	(a)	35,300	1,137,013
				8,081,636

	Software (3.4%)
	ANSYS, Inc.	(a)	30,500	1,064,755
	MICROS Systems, Inc.	(a)	24,900	1,533,342
	Progress Software Corp.	(a)	50,300	1,484,856
	Quality Systems, Inc.	(b)	27,200	826,608
				4,909,561

	Specialty Retail (3.5%)
	Aeropostale, Inc.	(a)	54,600	1,538,082
	Dick's Sporting Goods, Inc.	(a)	23,300	758,415
	Gymboree Corp. (The)	(a)	41,800	1,597,596
	Tween Brands, Inc.	(a) (b)	38,600	1,236,358
				5,130,451

	Textiles, Apparel & Luxury Goods (2.0%)
	Phillips-Van Heusen Corp.		27,500	1,158,850
	Warnaco Group, Inc. (The)	(a)	48,100	1,726,309
				2,885,159

	Trading Companies & Distributors (1.0%)
	Interline Brands, Inc.	(a)	74,500	1,479,570

	Wireless Telecommunication Services (1.0%)
	SBA Communications Corp. Class A	(a)	50,900	1,507,149

	Total Common Stocks
	(Cost $133,238,866)			136,641,104

	Exchange Traded Fund (0.8%)
	KBW Regional Banking ETF	(d)	29,200	1,121,280
	Total Exchange Traded Fund
	(Cost $1,078,756)			1,121,280

			Principal
			Amount
	Short-Term Investments (27.1%)

	Commercial Paper (5.9%)
	Abbey National North America LLC
	3.00%, due 2/7/08		$3,000,000	2,998,500
	American General Finance Corp.
	3.04%, due 2/5/08		2,000,000	1,999,324
	American Honda Finance Corp.
	3.10%, due 2/5/08		1,000,000	999,656
	Deutsche Bank Financial LLC
	3.10%, due 2/1/08		2,645,000	2,645,000
	Total Commercial Paper
	(Cost $8,642,480)			8,642,480

			Shares
	Investment Company (21.2%)
	State Street Navigator Securities Lending Prime Portfolio	(e)	30,828,076	30,828,076
	Total Investment Company
	(Cost $30,828,076)			30,828,076

	Total Short-Term Investments
	(Cost $39,470,556)			39,470,556

	Total Investments
	(Cost $173,788,178)	(f)	121.7%	177,232,940

	Liabilities in Excess of
	Cash and Other Assets		(21.7)	(31,603,811)

	Net Assets		100.0%	$145,629,129

†	Percentages indicated are based on Fund net assets.
❖	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $29,806,977; cash collateral of $30,828,076 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)	ADR - American Depositary Receipt.
(d)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(e)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	At January 31, 2008, cost is $173,790,943 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation		$14,291,599
	Gross unrealized depreciation		(10,849,602)
	Net unrealized appreciation		$3,441,997

	MainStay Small Cap Value Fund
	Portfolio of Investments		January 31, 2008 unaudited

			Shares	Value
	Common Stocks (98.5%)	†
	Aerospace & Defense (0.9%)
	Hexcel Corp.	(a)	26,900	$587,227

	Airlines (0.8%)
	Republic Airways Holdings, Inc.	(a)	26,500	528,940

	Auto Components (1.5%)
	American Axle & Manufacturing Holdings, Inc.		21,600	469,799
	ArvinMeritor, Inc.	(b)	37,800	513,324
				983,123

	Building Products (2.4%)
	NCI Building Systems, Inc.	(a) (b)	17,300	497,548
	Simpson Manufacturing Co., Inc.	(b)	21,700	597,835
	Universal Forest Products, Inc.	(b)	13,400	485,080
				1,580,463

	Capital Markets (5.6%)
	Hercules Technology Growth Capital, Inc.	(b)	71,100	828,315
	KBW, Inc.	(a) (b)	27,600	819,996
	Knight Capital Group, Inc. Class A	(a)	47,000	787,250
❖	NGP Capital Resources Co.	(b)	51,600	831,276
	Prospect Capital Corp.	(b)	25,800	373,584
				3,640,421

	Chemicals (2.3%)
	Olin Corp.		32,700	670,023
	Tronox, Inc. Class A		56,200	410,260
	Westlake Chemical Corp.		21,400	430,140
				1,510,423

	Commercial Banks (10.5%)
	Center Financial Corp.		41,800	484,044
	F.N.B. Corp.	(b)	43,077	670,709
	First Commonwealth Financial Corp.	(b)	54,700	634,520
	First Community Bancorp	(b)	21,300	756,789
	First Regional Bancorp	(a)	29,300	593,911
	Independent Bank Corp.	(b)	23,465	681,424
	Lakeland Financial Corp.		31,300	693,295
	Old National Bancorp	(b)	38,400	645,120
	Sandy Spring Bancorp, Inc.		27,500	823,625
	Simmons First National Corp. Class A		28,100	796,635
				6,780,072

	Commercial Services & Supplies (1.6%)
	Casella Waste Systems, Inc. Class A	(a)	45,700	554,341
	TrueBlue, Inc.	(a)	33,400	476,618
				1,030,959

	Communications Equipment (0.6%)
	Mastec, Inc.	(a)	49,500	413,325

	Construction & Engineering (1.4%)
❖	Northwest Pipe Co.	(a) (b)	21,500	890,960

	Consumer Finance (0.8%)
	EZCORP, Inc. Class A	(a)	41,700	550,440

	Containers & Packaging (1.3%)
	Chesapeake Corp.		52,700	233,988
	Rock-Tenn Co. Class A		21,000	600,390
				834,378

	Diversified Consumer Services (0.9%)
	Pre-Paid Legal Services, Inc.	(a) (b)	10,200	566,610

	Diversified Financial Services (0.7%)
	Medallion Financial Corp.		44,800	446,208

	Diversified Telecommunication Services (1.5%)
	Consolidated Communications Holdings, Inc.	(b)	35,900	561,476
	Iowa Telecommunications Services, Inc.	(b)	25,500	393,210
				954,686

	Electric Utilities (4.5%)
	Empire District Electric Co. (The)	(b)	26,000	576,420
	IDACORP, Inc.	(b)	18,000	587,520
	MGE Energy, Inc.		20,400	668,304
	Portland General Electric Co.		21,300	524,832
	UniSource Energy Corp.		18,100	531,778
				2,888,854

	Electronic Equipment & Instruments (5.8%)
	Insight Enterprises, Inc.	(a)	25,400	438,658
	Park Electrochemical Corp.		28,100	665,408
❖	ScanSource, Inc.	(a)	32,600	1,032,116
	SYNNEX Corp.	(a)	28,900	615,570
	Technitrol, Inc.		22,000	498,520
	Zygo Corp.	(a)	45,100	529,023
				3,779,295

	Energy Equipment & Services (1.9%)
	Basic Energy Services, Inc.	(a) (b)	35,900	642,251
	Complete Production Services, Inc.	(a)	37,400	594,660
				1,236,911

	Food & Staples Retailing (1.1%)
	Great Atlantic & Pacific Tea Co. Inc. (The)	(a) (b)	23,700	707,919

	Gas Utilities (1.5%)
❖	Laclede Group, Inc. (The)		29,300	983,894

	Health Care Equipment & Supplies (1.0%)
	Invacare Corp.		26,500	645,010

	Hotels, Restaurants & Leisure (2.9%)
	Ameristar Casinos, Inc.		25,200	553,896
	Domino's Pizza, Inc.		46,500	632,865
	Luby's, Inc.	(a)	69,400	657,218
				1,843,979

	Household Durables (1.4%)
	Furniture Brands International, Inc.	(b)	20,800	198,640
	Hooker Furniture Corp.		31,500	691,110
				889,750

	Industrial Conglomerates (1.4%)
❖	Walter Industries, Inc.	(b)	21,300	892,896

	Insurance (3.5%)
	Infinity Property & Casualty Corp.		14,300	570,141
	Presidential Life Corp.		31,800	583,212
	RLI Corp.		12,100	682,440
	Selective Insurance Group, Inc.		17,537	419,310
				2,255,103

	Internet & Catalog Retail (1.0%)
	Netflix, Inc.	(a) (b)	26,500	666,475

	IT Services (2.1%)
	infoUSA, Inc.		59,900	526,521
	TNS, Inc.	(a) (b)	45,700	807,519
				1,334,040

	Leisure Equipment & Products (0.5%)
	Arctic Cat, Inc.	(b)	34,800	321,900

	Machinery (2.2%)
	Miller Industries, Inc./TN	(a)	27,500	365,750
	Watts Water Technologies, Inc. Class A	(b)	24,000	712,560
	Xerium Technologies, Inc.		71,100	338,436
				1,416,746

	Marine (1.4%)
❖	Genco Shipping & Trading, Ltd.		17,900	882,828

	Media (2.6%)
	Lodgenet Entertainment Corp.	(a) (b)	21,000	316,890
	New Frontier Media, Inc.		86,100	384,867
	Playboy Enterprises, Inc. Class B	(a)	70,400	596,992
	Sinclair Broadcast Group, Inc. Class A	(b)	44,600	401,400
				1,700,149

	Metals & Mining (2.1%)
	Quanex Corp.	(b)	13,700	718,017
	Worthington Industries, Inc.	(b)	38,600	632,654
				1,350,671

	Multiline Retail (0.4%)
	Tuesday Morning Corp.	(b)	40,000	241,600

	Oil, Gas & Consumable Fuels (8.7%)
❖	Alpha Natural Resources, Inc.	(a)	29,000	970,340
❖	Brigham Exploration Co.	(a)	119,500	829,330
❖	Callon Petroleum Co.	(a)	58,500	901,485
	Foundation Coal Holdings, Inc.		11,700	611,910
	Global Partners, L.P./MA	(b)	17,500	479,850
	Penn Virginia Corp.		8,900	379,229
	RAM Energy Resources, Inc.	(a) (b)	153,700	717,779
	Stone Energy Corp.	(a)	18,700	766,700
				5,656,623

	Paper & Forest Products (1.7%)
	Bowater, Inc.	(b)	13,809	342,049
	Buckeye Technologies, Inc.	(a)	55,600	731,140
				1,073,189

	Personal Products (0.4%)
	Prestige Brands Holdings, Inc.	(a)	36,000	268,920

	Real Estate Investment Trusts (6.0%)
	Associated Estates Realty Corp.		55,200	543,720
	Crystal River Capital, Inc.	(b)	22,400	314,048
	FelCor Lodging Trust, Inc.		30,290	409,218
	JER Investors Trust, Inc.	(b)	41,700	427,425
	Newcastle Investment Corp.	(b)	17,800	222,500
	NorthStar Realty Finance Corp.	(b)	30,300	294,213
	Parkway Properties, Inc.		14,900	535,208
	Resource Capital Corp.	(b)	26,600	258,020
❖	Saul Centers, Inc.	(b)	16,800	860,664
				3,865,016

	Road & Rail (2.9%)
	Frozen Food Express Industries, Inc.		60,800	345,952
	Old Dominion Freight Line, Inc.	(a)	16,100	469,315
	P.A.M. Transportation Services, Inc.	(a)	28,400	440,768
	Werner Enterprises, Inc.	(b)	29,308	597,004
				1,853,039

	Semiconductors & Semiconductor Equipment (0.9%)
	Rudolph Technologies, Inc.	(a)	40,400	414,100
	Spansion, Inc. Class A	(a) (b)	48,400	184,888
				598,988

	Specialty Retail (3.1%)
	Brown Shoe Co., Inc.		23,300	400,760
	Charming Shoppes, Inc.	(a) (b)	53,400	344,430
	CSK Auto Corp.	(a) (b)	33,500	199,995
	Dress Barn, Inc.	(a)	27,700	337,663
	Haverty Furniture Cos., Inc.	(b)	46,200	472,626
	Talbots, Inc.	(b)	27,000	261,090
				2,016,564

	Textiles, Apparel & Luxury Goods (0.5%)
	Steven Madden, Ltd.	(a)	18,600	317,502

	Thrifts & Mortgage Finance (2.0%)
	BankUnited Financial Corp. Class A	(b)	25,200	149,436
	PFF Bancorp, Inc.	(b)	20,700	258,957
	TrustCo Bank Corp., NY	(b)	46,483	478,775
	United Community Financial Corp.	(b)	65,400	407,442
				1,294,610

	Trading Companies & Distributors (2.2%)
	Electro Rent Corp.		46,000	647,680
	Rush Enterprises, Inc. Class B	(a)	47,900	752,030
				1,399,710

	Total Common Stocks
	(Cost $79,531,247)			63,680,416

			Principal
			Amount
	Short-Term Investments (32.5%)

	Commercial Paper (1.7%)
	Deutsche Bank Financial LLC
	3.10%, due 2/1/08		$1,070,000	1,070,000
	Total Commercial Paper
	(Cost $1,070,000)			1,070,000

			Shares
	Investment Company (30.8%)
	State Street Navigator Securities Lending Prime Portfolio	(c)	19,913,677	19,913,677
	Total Investment Company
	(Cost $19,913,677)			19,913,677

	Total Short-Term Investments
	(Cost $20,983,677)			20,983,677

	Total Investments
	(Cost $100,514,924)	(d)	131.0%	84,664,093

	Liabilities in Excess of
	Cash and Other Assets		(31.0)	(20,034,577)

	Net Assets		100.0%	$64,629,516

†	Percentages indicated are based on Fund net assets.
❖	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $18,968,670; cash collateral of $19,913,677 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	At January 31, 2008, cost is $100,508,783 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$2,240,285
	Gross unrealized depreciation		(18,084,975)
	Net unrealized depreciation		$(15,844,690)

	MainStay Tax Free Bond Fund
	Portfolio of Investments		†††	January 31, 2008 unaudited
				Principal
				Amount	Value
	Long-Term Municipal Bonds (94.2%)	†
	Alabama (0.5%)
	Huntsville, Alabama Health Care Authority
	Series A, LOC: Regions Bank
	5.00%, due 6/1/34	(a) (b)		$1,000,000	$1,002,460

	Arizona (0.7%)
	Arizona Health Facilities Authority Revenue,
	Banner Health
	Series A
	5.00%, due 1/1/19			1,500,000	1,585,570

	California (10.0%)
	California State Economic Recovery
	Series A
	5.00%, due 7/1/17			2,000,000	2,146,420
❖	California State Office of the State Treasurer
	5.00%, due 8/1/25	(d)		10,000,000	10,266,100
	California State Various Purposes
	5.25%, due 4/1/34			5,000	5,095
❖	Golden State Tobacco Securitization Corp.
	5.00%, due 6/1/45			10,000,000	9,631,400
					22,049,015

	Delaware (1.1%)
	Delaware State Economic Development
	Authority Revenue Pollution Control, Delmarva Power
	Series C, Insured: AMBAC
	4.90%, due 5/1/26	(a) (c)		2,250,000	2,368,643

	Florida (8.6%)
	Highlands County Florida Health Facilities
	Authority Revenue Hospital, Adventist Health Systems
	Series D
	5.375%, due 11/15/35	(d)		5,000,000	5,662,850
❖	Hillsborough County Florida Industrial
	Development Authority Hospital Revenue, Tampa General Hospital Project
	5.25%, due 10/1/41			6,000,000	5,938,740
	Miami-Dade County Florida Solid Waste
	System Revenue, Insured: MBIA
	5.00%, due 10/1/19	(e)		1,735,000	1,877,062
	South Florida Water Management District,
	Insured: AMBAC
	5.00%, due 10/1/20	(c)		5,245,000	5,511,866
					18,990,518

	Illinois (13.0%)
❖	Chicago, Illinois Housing Authority Capital
	Program Revenue, Insured: FSA
	5.00%, due 7/1/23	(d) (f)		7,100,000	7,465,508
	Chicago, Illinois Waterworks Revenue,
	Insured: FGIC
	6.50%, due 11/1/15	(g)		3,005,000	3,629,108
	Illinois Health Facilities Authority Revenue,
	Lake Forest Hospital
	Series A
	5.75%, due 7/1/29			2,000,000	2,061,080
	Illinois State Sales Tax Revenue Second Series,
	Insured: FGIC
	5.50%, due 6/15/17	(g)		4,000,000	4,551,400
❖	Illinois State Toll Highway Authority
	Series A-1, Insured: FSA
	5.00%, due 1/1/26	(d) (f)		7,000,000	7,375,550
	Kane McHenry Cook & De Kalb Counties Illinois Unit School District No. 300, Insured: XLCA
	5.00%, due 12/1/20	(h)		3,500,000	3,674,580
					28,757,226

	Louisiana (1.9%)
	State of Louisiana Offshore Terminal Authority Deepwater Port Revenue
	Series C
	5.25%, due 9/1/16			3,970,000	4,271,085

	Maryland (5.1%)
	Maryland Health & Higher Educational Facilities Authority Revenue
	4.75%, due 7/1/39			4,415,000	4,224,007
	5.00%, due 7/1/14			1,845,000	1,993,412
	5.00%, due 7/1/16			1,345,000	1,453,743
	5.00%, due 7/1/17			1,180,000	1,278,058
	5.00%, due 7/1/18			2,260,000	2,433,048
					11,382,268

	Massachusetts (1.0%)
	Massachusetts Bay Transportation Authority Revenue Assessment
	Series A
	5.75%, due 7/1/18	(i)		210,000	225,572
	Massachusetts State Health & Educational Facilities Authority Revenue, Partners Healthcare System
	Series G-5
	5.00%, due 7/1/27			2,000,000	2,044,380
					2,269,952

	Michigan (0.1%)
	Michigan Tobacco Settlement Finance Authority
	6.00%, due 6/1/34			250,000	248,178

	Nebraska (0.1%)
	Nebraska Investment Finance Authority, Single Family Housing Revenue
	Series C
	6.30%, due 9/1/28	(j)		145,000	146,981

	Nevada (1.8%)
	Clark County Nevada Passenger Facility Charge Revenue, Las Vegas-McCarran International Airport
	Series A-2, Insured: AMBAC
	5.00%, due 7/1/26	(c)		4,000,000	4,061,400

	New Jersey (2.0%)
	New Jersey State Trust Fund Transportation Authority System
	Series C, Insured: FSA
	5.50%, due 12/15/17	(d) (f)		3,810,000	4,457,586

	New Mexico (1.3%)
	New Mexico Finance Authority State Transportation Revenue
	Series A, Insured: MBIA
	5.00%, due 6/15/22	(e)		2,750,000	2,878,013

	New York (9.5%)
	Liberty, New York Development Corp., Goldman Sachs Group, Inc.
	5.25%, due 10/1/35			5,000,000	5,259,300
	Metropolitan Transportation Authority of New York Revenue
	Series B, Insured: MBIA
	5.00%, due 11/15/25	(e)		2,000,000	2,118,720
	New York City Industrial Development Agency Revenue Queens Baseball Stadium
	Insured: AMBAC
	5.00%, due 1/1/20	(c)		250,000	265,598
	New York City Industrial Development Agency Revenue Yankee Stadium
	Insured: FGIC
	5.00%, due 3/1/31	(g)		1,000,000	1,009,340
	New York State Dormitory Authority Lease Revenue Court Facilities City of New York
	7.375%, due 5/15/10			2,575,000	2,733,311
	7.50%, due 5/15/11			1,740,000	1,890,771
	New York State Dormitory Authority Revenue
	Series A, Insured: MBIA
	6.00%, due 7/1/19	(e)		3,700,000	4,484,548
	Series B
	7.50%, due 5/15/11	(i)		1,645,000	1,822,463
	New York State Dormitory Authority Revenue, North Shore University Hospital
	5.00%, due 5/1/32			1,185,000	1,176,681
	New York State Environmental Facilities Corp. Pollution Control Revenue, State Water Revolving Fund
	Series A
	7.50%, due 6/15/12			135,000	142,378
					20,903,110

	North Carolina (5.8%)
	North Carolina Eastern Municipal Power Agency Systems Revenue
	Series A
	5.50%, due 1/1/12			2,000,000	2,141,380
	Series D
	6.75%, due 1/1/26			2,000,000	2,111,540
	North Carolina Housing Finance Agency Home Ownership
	Series 13-A
	4.25%, due 1/1/28	(j)		1,205,000	1,211,893
❖	North Carolina Municipal Power Agency N1, Catawba Electric Revenue
	Series B
	6.50%, due 1/1/20	(d)		7,000,000	7,417,060
					12,881,873

	Ohio (5.3%)
❖	Buckeye, Ohio, Tobacco Settlement Financing Authority
	5.75%, due 6/1/34			9,750,000	9,397,245
	Lorain County Ohio Hospital Revenue, Catholic Healthcare
	5.375%, due 10/1/30			2,300,000	2,345,402
					11,742,647

	Puerto Rico (5.6%)
	Puerto Rico Commonwealth Infrastructure Financing Special Authority
	Series A
	5.50%, due 10/1/17			1,500,000	1,625,595
❖	Puerto Rico Public Buildings Authority Revenue Guaranteed Government Facilities
	Series I
	5.00%, due 7/1/36			10,000,000	9,726,100
	University of Puerto Rico Revenues
	Series P
	5.00%, due 6/1/30			1,000,000	986,030
					12,337,725

	South Carolina (2.1%)
	South Carolina Jobs Economic Development Authority Revenue, Bon Secours Health Systems, Inc.
	5.625%, due 11/15/30	(d)		4,500,000	4,615,200

	Tennessee (2.3%)
	Tennessee Energy Acquisition Corp., Gas Revenue
	Series A
	5.25%, due 9/1/24			5,000,000	5,030,100

	Texas (12.5%)
	Dallas Fort Worth Texas International Airport Facilities Improvement Revenue
	Series A, Insured: FGIC
	6.00%, due 11/1/28	(d) (g) (j)		4,000,000	4,119,600
	Dallas, Texas Area Rapid Transit Sales Tax Revenue
	Insured: AMBAC
	5.00%, due 12/1/16	(c)		1,500,000	1,669,620
	El Paso, Texas
	Insured: FGIC
	5.00%, due 8/15/19	(g)		3,815,000	4,172,961

❖	Houston Texas Airport System Revenue
	Series B, Insured: FGIC
	5.00%, due 7/1/32	(g)		6,250,000	6,266,000
	Jefferson County Texas Health Facility Development Corp., Texas Baptist Hospitals, Insured: AMBAC
	5.20%, due 8/15/21	(c)		1,085,000	1,131,991
	San Antonio, Texas Electric & Gas
	Series 2000
	5.00%, due 2/1/17	(d)		5,040,000	5,566,529
	Texas State College Student Loan
	5.50%, due 8/1/10	(j)		1,760,000	1,877,181
	Texas State Transportation Commission
	5.00%, due 4/1/16			2,500,000	2,811,500
					27,615,382

	Washington (3.2%)
❖	Seattle, Washington Municipal Light & Power Revenue
	6.00%, due 10/1/15	(d) (i)		6,500,000	6,976,190

	West Virginia (0.7%)
	Kanawha Mercer Nicholas Counties West Virginia Single Family Mortgage Revenue
	(zero coupon), due 2/1/15	(i)		2,230,000	1,639,318

	Total Long-Term Municipal Bonds
	(Cost $203,251,837)				208,210,440

				Number of
				Contracts
	Purchased Put Option (0.1%)
	United States Treasury Note Future
	June 2008 (10 Year)
	Strike Price $114.00
	Expire 3/20/08	(d)		250	195,313

	Total Purchased Put Option
	(Cost $181,250)				195,313

				Principal
				Amount
	Short-Term Investments (5.2%)
	Idaho (0.8%)
	Idaho Health Facilities Authority Revenue, St. Luke's Regional Medical Center, Insured: FSA
	3.67%, due 7/1/35	(a) (f)		$1,700,000	1,700,000

	Nevada (1.3%)
	Clark County Nevada School District
	Series B
	3.66%, due 6/15/21	(a)		2,875,000	2,875,000

	North Carolina (0.0%)	‡
	University of North Carolina at Chapel Hill Hospital Revenue
	Series A
	3.67%, due 2/15/31	(a)		100,000	100,000

	Pennsylvania (2.3%)
	Delaware County Pennsylvania Industry Development Authority
	3.58%, due 12/1/15	(a)		5,000,000	5,000,000

	Texas (0.8%)
	Harris County Texas Industrial Development Corp.
	3.44%, due 3/1/24	(a)		1,900,000	1,900,000

	Total Short-Term Investments
	(Cost $11,575,000)				11,575,000

	Total Investments
	(Cost $215,008,087)	(l)		99.5%	219,980,753
	Cash and Other Assets,
	Less Liabilities			0.5	1,131,950
	Net Assets			100.0%	$221,112,703

				Contracts	Unrealized
				Short	Depreciation (k)
	Futures Contracts (-0.3%)
	United States Treasury Note
	March 2008 (10 Year)			(250)	$(529,688)

	Total Futures Contracts
	(Settlement Value $29,179,688)				$(529,688)

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
❖	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
†††
All of the Fund's liquid assets are "earmarked" to cover potential senior securities transactions which may include, but are not limited to, swaps, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's potential senior securities holdings to ensure proper coverage for these transactions.

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect at January 31, 2008.
(b)	LOC - Letter of Credit.
(c)	AMBAC - Ambac Assurance Corp.
(d)	Segregated as collateral for futures contracts.
(e)	MBIA - MBIA Insurance Corp.
(f)	FSA - Financial Security Assurance, Inc.
(g)	FGIC - Financial Guaranty Insurance Co.
(h)	XLCA - XL Capital Assurance, Inc.
(i)	Pre-refunding Security - issuer has or will issue new bonds and use the proceeds to purchase Treasury securities that mature at or near the same date as the original issue's call date.
(j)	Interest on these securities is subject to alternative minimum tax.
(k)	Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2008.
(l)	At January 31, 2008, cost is $215,008,087 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation			$7,216,184
	Gross unrealized depreciation			(2,243,518)
	Net unrealized appreciation			$4,972,666

MainStay Total Return Fund
Portfolio of Investments		†††	January 31, 2008 unaudited
			Principal
			Amount	Value
Long-Term Bonds (38.6%)	†
Asset-Backed Securities (1.9%)
Automobile (0.1%)
Superior Wholesale Inventory Financing Trust
Series 2007-AE1, Class A
4.336%, due 1/15/12	(a)		$340,000	$327,962

Consumer Finance (0.4%)
Harley-Davidson Motorcycle Trust
Series 2004-1, Class A2
2.53%, due 11/15/11			1,176,911	1,170,052
Series 2007-1, Class A3
5.22%, due 3/15/12			1,225,000	1,251,469
				2,421,521

Consumer Loans (0.3%)
Atlantic City Electric Transition Funding LLC
Series 2002-1, Class A4
5.55%, due 10/20/23			1,600,000	1,498,154

Credit Cards (0.4%)
Chase Issuance Trust
Series 2006-C4, Class C4
4.526%, due 1/15/14	(a)		1,315,000	1,175,232
Citibank Credit Card Issuance Trust
Series 2006-C4, Class C4
4.76%, due 1/9/12	(a)		1,400,000	1,325,030
				2,500,262

Diversified Financial Services (0.5%)
Bank of America Credit Card Trust
Series 2006-C4, Class C4
4.466%, due 11/15/11	(a)		745,000	717,973
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2
5.261%, due 4/25/37	(b)		880,000	891,641
Dunkin Securitization
Series 2006-1, Class A2
5.779%, due 6/20/31	(b)		630,000	554,400
Murcie Lago International, Ltd.
Series 2006-1X, Class A
3.515%, due 3/27/11	(a)		700,000	677,075
USXL Funding LLC
Series 2006-1A, Class A
5.379%, due 4/15/14	(b) (c)		393,003	393,606
				3,234,695

Home Equity (0.2%)
Citicorp Residential Mortgage Securities, Inc.
Series 2006-3, Class A3
5.61%, due 11/25/36	(d)		495,000	482,409
Series 2006-1, Class A3
5.706%, due 7/25/36	(d)		855,000	799,951
				1,282,360

Total Asset-Backed Securities
(Cost $11,818,335)				11,264,954

Convertible Bonds (0.1%)
Insurance (0.0%)	‡
Conseco, Inc.
3.50%, due 9/30/35
(zero coupon), beginning 9/30/10		20,000	17,225

Oil & Gas (0.1%)
Transocean, Inc.
Series A
1.625%, due 12/15/37		640,000	679,200

Total Convertible Bonds
(Cost $660,200)			696,425

	Corporate Bonds (6.8%)
	Advertising (0.0%)		‡
	Lamar Media Corp.
	6.625%, due 8/15/15			120,000	113,700

	Aerospace & Defense (0.0%)		‡
	United Technologies Corp.
	5.40%, due 5/1/35			250,000	236,613

	Agriculture (0.0%)		‡
	Cargill, Inc.
	4.375%, due 6/1/13		(b)	200,000	194,786
	Reynolds American, Inc.
	7.625%, due 6/1/16			37,000	39,185
					233,971

	Airlines (0.0%)		‡
	Delta Air Lines, Inc. (Escrow Shares)
	8.00%, due 6/3/23			40,000	1,950
	10.375%, due 12/15/22			100,000	5,000
	Northwest Airlines, Inc. (Escrow Shares)
	7.625%, due 11/15/23			42,700	1,183
	8.875%, due 6/1/08			30,000	938
	10.00%, due 2/1/09			17,300	541
					9,612

	Apparel (0.0%)		‡
	Quiksilver, Inc.
	6.875%, due 4/15/15			75,000	58,125

	Auto Manufacturers (0.1%)
	DaimlerChrysler N.A. Holding Corp.
	5.75%, due 5/18/09			690,000	701,651

	Auto Parts & Equipment (0.1%)
	FleetPride Corp.
	11.50%, due 10/1/14		(b)	140,000	137,200
	Goodyear Tire & Rubber Co. (The)
	8.625%, due 12/1/11			68,000	69,955
	11.25%, due 3/1/11			80,000	84,400
	Lear Corp.
	Series B
	8.50%, due 12/1/13			65,000	59,800
	8.75%, due 12/1/16			55,000	48,950
	Tenneco Automotive, Inc.
	8.625%, due 11/15/14		(f)	80,000	77,200
					477,505

	Banks (0.6%)
	Bank of America Corp.
	5.75%, due 12/1/17			1,580,000	1,625,630
	HSBC Bank USA N.A.
	4.625%, due 4/1/14			1,005,000	985,800
	USB Capital IX
	6.189%, due 10/15/49		(a)	200,000	159,000
	Wells Fargo & Co.
	4.375%, due 1/31/13			650,000	649,825
					3,420,255

	Beverages (0.0%)		‡
	Constellation Brands, Inc.
	7.25%, due 5/15/17			95,000	90,250

	Building Materials (0.2%)
	USG Corp.
	6.30%, due 11/15/16			1,105,000	979,042

	Chemicals (0.1%)
	Equistar Chemicals, L.P.
	7.55%, due 2/15/26			90,000	62,100
	MacDermid, Inc.
	9.50%, due 4/15/17		(b)	70,000	60,200
	Millennium America, Inc.
	7.625%, due 11/15/26			110,000	78,100
	Mosaic Global Holdings, Inc.
	7.625%, due 12/1/14		(b)	80,000	86,400
	7.875%, due 12/1/16		(b)	95,000	102,600
	Phibro Animal Health Corp.
	10.00%, due 8/1/13		(b)	80,000	74,400
	Tronox Worldwide LLC/Tronox Finance Corp.
	9.50%, due 12/1/12			100,000	94,000
					557,800

	Coal (0.0%)		‡
	Peabody Energy Corp.
	7.375%, due 11/1/16			70,000	71,575
	7.875%, due 11/1/26			120,000	123,600
					195,175

	Commercial Services (0.1%)
	Cardtronics, Inc.
	9.25%, due 8/15/13			120,000	112,800
	9.25%, due 8/15/13		(b)	50,000	47,000
	Service Corp. International
	7.375%, due 10/1/14			55,000	56,100
	7.625%, due 10/1/18			55,000	56,100
					272,000

	Computers (0.3%)
	International Business Machines Corp.
	5.70%, due 9/14/17			1,695,000	1,780,592
	SunGard Data Systems, Inc.
	3.75%, due 1/15/09			55,000	53,213
					1,833,805

	Cosmetics & Personal Care (0.1%)
	Procter & Gamble Co. (The)
	5.55%, due 3/5/37			390,000	388,305

	Distribution & Wholesale (0.0%)		‡
	Varietal Distribution Merger Sub, Inc.
	10.25%, due 7/15/15		(b) (g)	155,000	144,925

	Diversified Financial Services (1.1%)
	American General Finance Corp.
	6.90%, due 12/15/17			810,000	829,331
	American Real Estate Partners, L.P./American Real Estate Finance Corp.
	8.125%, due 6/1/12			305,000	298,900
	AmeriCredit Corp.
	8.50%, due 7/1/15			95,000	69,113
	Bear Stearns Cos., Inc. (The)
	2.875%, due 7/2/08			1,100,000	1,090,022
	Citigroup, Inc.
	5.00%, due 9/15/14			1,765,000	1,718,143
	Ford Motor Credit Co. LLC
	7.375%, due 10/28/09			70,000	67,411
	7.875%, due 6/15/10			3,000	2,824
	General Electric Capital Corp.
	5.625%, due 9/15/17			250,000	258,041
	General Motors Acceptance Corp. LLC
	5.85%, due 1/14/09			435,000	423,103
	6.75%, due 12/1/14			70,000	57,686
	8.00%, due 11/1/31			344,000	285,093
	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Co.
	8.50%, due 4/1/15		(b)	65,000	64,513
	9.75%, due 4/1/17		(b) (f)	25,000	23,813
	HSBC Finance Corp.
	4.75%, due 4/15/10			760,000	769,534
	LaBranche & Co., Inc.
	11.00%, due 5/15/12			30,000	29,775
	NSG Holdings LLC/NSG Holdings, Inc.
	7.75%, due 12/15/25		(b)	55,000	53,350
	OMX Timber Finance Investments LLC
	Series 1
	5.42%, due 1/29/20		(b) (c)	350,000	366,881
	Rainbow National Services LLC
	8.75%, due 9/1/12		(b)	75,000	75,844
	Regency Energy Partners/Regency Energy Finance Corp.
	8.375%, due 12/15/13			81,000	82,215
	Residential Capital Corp.
	8.00%, due 4/17/13			385,000	238,700
					6,804,292

	Electric (0.3%)
	AES Eastern Energy, L.P.
	Series 1999-A
	9.00%, due 1/2/17			114,012	124,273
	Consumers Energy Co.
	Series F
	4.00%, due 5/15/10			1,260,000	1,254,055
	NRG Energy, Inc.
	7.25%, due 2/1/14			15,000	14,606
	7.375%, due 2/1/16			30,000	28,988
	Reliant Energy Mid-Atlantic Power Holdings LLC
	Series C
	9.681%, due 7/2/26			90,000	97,763
	Reliant Energy, Inc.
	7.625%, due 6/15/14			25,000	24,375
	7.875%, due 6/15/17			215,000	209,625
					1,753,685

	Electrical Components & Equipment (0.0%)		‡
	Belden, Inc.
	7.00%, due 3/15/17			90,000	86,175

	Energy - Alternate Sources (0.0%)		‡
	VeraSun Energy Corp.
	9.375%, due 6/1/17		(b)	90,000	71,550

	Entertainment (0.2%)
	American Casino & Entertainment
	7.85%, due 2/1/12			85,000	88,464
	Gaylord Entertainment Co.
	6.75%, due 11/15/14			85,000	73,100
	8.00%, due 11/15/13			120,000	110,400
	Jacobs Entertainment, Inc.
	9.75%, due 6/15/14			70,000	61,600
	Mohegan Tribal Gaming Authority
	6.375%, due 7/15/09			60,000	59,400
	7.125%, due 8/15/14			50,000	45,875
	8.00%, due 4/1/12			65,000	63,700
	Penn National Gaming, Inc.
	6.75%, due 3/1/15			180,000	180,000
	Shingle Springs Tribal Gaming Authority
	9.375%, due 6/15/15		(b)	90,000	81,000
	Speedway Motorsports, Inc.
	6.75%, due 6/1/13			175,000	171,938
	Vail Resorts, Inc.
	6.75%, due 2/15/14			180,000	172,800
					1,108,277

	Environmental Control (0.0%)		‡
	Geo Sub Corp.
	11.00%, due 5/15/12			60,000	57,000

	Food (0.2%)
	Corn Products International, Inc.
	6.00%, due 4/15/17			800,000	849,839
	Pilgrims Pride Corp.
	7.625%, due 5/1/15			20,000	18,950
	8.375%, due 5/1/17		(f)	30,000	26,175
	Smithfield Foods, Inc.
	7.75%, due 7/1/17			100,000	94,500
	Stater Brothers Holdings
	7.75%, due 4/15/15			105,000	98,700
					1,088,164

	Forest Products & Paper (0.1%)
	Bowater, Inc.
	9.375%, due 12/15/21			250,000	180,000
	Georgia-Pacific Corp.
	7.00%, due 1/15/15		(b)	150,000	144,000
	7.125%, due 1/15/17		(b)	305,000	290,513
	7.75%, due 11/15/29			5,000	4,400
	8.00%, due 1/15/24			20,000	18,300
	8.875%, due 5/15/31			30,000	28,200
	Neenah Paper, Inc.
	7.375%, due 11/15/14			90,000	78,300
					743,713

	Hand & Machine Tools (0.0%)		‡
	Baldor Electric Co.
	8.625%, due 2/15/17			90,000	87,300

	Health Care-Products (0.1%)
	Cooper Cos., Inc. (The)
	7.125%, due 2/15/15			70,000	66,500
	Invacare Corp.
	9.75%, due 2/15/15			110,000	111,100
	PTS Acquisition Corp.
	9.50%, due 4/15/15		(b) (g)	145,000	124,700
	Universal Hospital Services, Inc.
	8.288%, due 6/1/15		(a)	40,000	38,000
	8.50%, due 6/1/15		(g)	40,000	40,400
					380,700

	Health Care-Services (0.1%)
	Alliance Imaging, Inc.
	7.25%, due 12/15/12			40,000	38,100
	Community Health Systems, Inc.
	8.875%, due 7/15/15			215,000	216,344
	HCA, Inc.
	8.75%, due 9/1/10			135,000	135,338
	Psychiatric Solutions, Inc.
	7.75%, due 7/15/15			90,000	88,650
					478,432

	Holding Companies - Diversified (0.0%)		‡
	Susser Holdings LLC
	10.625%, due 12/15/13			65,000	66,625

	Household Products & Wares (0.0%)		‡
	Jarden Corp.
	7.50%, due 5/1/17			75,000	64,125
	Libbey Glass, Inc.
	11.913%, due 6/1/11		(a)	80,000	80,800
					144,925

	Insurance (0.2%)
	Crum & Forster Holdings Corp.
	7.75%, due 5/1/17			215,000	209,088
	Fund American Cos., Inc.
	5.875%, due 5/15/13			595,000	610,156
	HUB International Holdings, Inc.
	9.00%, due 12/15/14		(b)	195,000	156,000
	USI Holdings Corp.
	8.744%, due 11/15/14		(a) (b)	35,000	29,225
	9.75%, due 5/15/15		(b)	95,000	74,100
					1,078,569

	Lodging (0.1%)
	Boyd Gaming Corp.
	7.125%, due 2/1/16			55,000	47,300
	7.75%, due 12/15/12			170,000	160,225
	MGM Mirage, Inc.
	7.50%, due 6/1/16			50,000	48,000
	8.50%, due 9/15/10			115,000	119,600
	MTR Gaming Group, Inc.
	Series B
	9.00%, due 6/1/12			35,000	30,100
	9.75%, due 4/1/10			135,000	129,600
	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC
	7.491%, due 3/15/14		(a) (b)	85,000	76,500
	Wynn Las Vegas LLC
	6.625%, due 12/1/14			70,000	67,463
					678,788

	Machinery - Construction & Mining (0.1%)
	Caterpillar, Inc.
	6.05%, due 8/15/36			825,000	841,963

	Media (0.2%)
	Houghton Mifflin Co.
	7.20%, due 3/15/11			75,000	73,594
	Idearc, Inc.
	8.00%, due 11/15/16			160,000	143,200
	ION Media Networks, Inc.
	7.508%, due 1/15/12		(a) (b)	30,000	27,000
	10.508%, due 1/15/13		(a) (b)	55,000	47,575
	Morris Publishing Group LLC
	7.00%, due 8/1/13			75,000	50,250
	News America Holdings, Inc.
	8.00%, due 10/17/16			665,000	766,512
	Ziff Davis Media, Inc.
	10.911%, due 5/1/12		(a) (e)	70,000	65,888
					1,174,019

	Metal Fabricate & Hardware (0.0%)		‡
	Mueller Water Products, Inc.
	7.375%, due 6/1/17			90,000	76,500
	Neenah Foundary Co.
	9.50%, due 1/1/17			130,000	94,900
					171,400

	Mining (0.1%)
	Alcoa, Inc.
	5.90%, due 2/1/27			700,000	635,445
	Freeport-McMoRan Copper & Gold, Inc.
	8.25%, due 4/1/15			55,000	57,681
	8.375%, due 4/1/17			110,000	116,875
					810,001

	Miscellaneous - Manufacturing (0.0%)		‡
	Actuant Corp.
	6.875%, due 6/15/17		(b)	85,000	82,450
	RBS Global, Inc./Rexnord Corp.
	9.50%, due 8/1/14			125,000	112,813
					195,263

	Office & Business Equipment (0.2%)
	Xerox Corp.
	7.625%, due 6/15/13			1,055,000	1,094,814

	Oil & Gas (0.3%)
	Chaparral Energy, Inc.
	8.50%, due 12/1/15			130,000	108,550
	Chesapeake Energy Corp.
	6.50%, due 8/15/17			135,000	130,613
	6.875%, due 11/15/20			5,000	4,825
	Energy Partners, Ltd.
	9.383%, due 4/15/13		(a)	90,000	75,600
	Forest Oil Corp.
	7.25%, due 6/15/19		(b)	125,000	125,000
	Gazprom International S.A.
	7.201%, due 2/1/20		(b)	657,143	676,069
	Hilcorp Energy I, L.P./Hilcorp Finance Co.
	9.00%, due 6/1/16		(b)	60,000	60,000
	Newfield Exploration Co.
	6.625%, due 4/15/16			110,000	107,800
	Pemex Project Funding Master Trust
	6.625%, due 6/15/35			315,000	323,505
	Pride International, Inc.
	7.375%, due 7/15/14			35,000	36,050
	Stone Energy Corp.
	6.75%, due 12/15/14			80,000	74,000
	Whiting Petroleum Corp.
	7.00%, due 2/1/14			135,000	132,300
	7.25%, due 5/1/13			55,000	54,175
					1,908,487

	Oil & Gas Services (0.1%)
	Allis-Chalmers Energy, Inc.
	8.50%, due 3/1/17			135,000	124,200
	9.00%, due 1/15/14			40,000	38,000
	Complete Production Services, Inc.
	8.00%, due 12/15/16			170,000	164,900
					327,100

	Pharmaceuticals (0.3%)
	Eli Lilly & Co.
	5.55%, due 3/15/37			400,000	383,224
	Medco Health Solutions, Inc.
	7.25%, due 8/15/13			1,180,000	1,302,545
	NBTY, Inc.
	7.125%, due 10/1/15			70,000	65,100
					1,750,869

	Pipelines (0.2%)
	ANR Pipeline Co.
	9.625%, due 11/1/21			55,000	70,651
	Copano Energy LLC
	8.125%, due 3/1/16			70,000	70,875
	El Paso Natural Gas Co.
	7.50%, due 11/15/26			95,000	99,886
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
	Series B
	6.875%, due 11/1/14			125,000	118,125
	8.50%, due 7/15/16			15,000	15,075
	Pacific Energy Partners, L.P./Pacific Energy Finance Corp.
	7.125%, due 6/15/14			70,000	73,932
	Plains All American Pipeline, L.P./PAA Finance Corp.
	7.75%, due 10/15/12			730,000	811,386
					1,259,930

	Real Estate Investment Trusts (0.2%)
	American Real Estate Partners, L.P./American Real Estate Finance Corp.
	7.125%, due 2/15/13		(b)	250,000	231,875
	Health Care Property Investors, Inc.
	6.00%, due 1/30/17			450,000	402,372
	Host Marriott, L.P.
	6.375%, due 3/15/15			145,000	138,475
	Series Q
	6.75%, due 6/1/16			35,000	33,688
	Omega Healthcare Investors, Inc.
	7.00%, due 4/1/14			75,000	74,250
					880,660

	Retail (0.3%)
	CVS Caremark Corp.
	5.789%, due 1/10/26		(b)	309,067	299,409
	Rite Aid Corp.
	7.50%, due 1/15/15			165,000	145,200
	7.50%, due 3/1/17			100,000	85,750
	8.625%, due 3/1/15			150,000	112,500
	9.375%, due 12/15/15			65,000	49,238
	9.50%, due 6/15/17			80,000	59,600
	Star Gas Partners, L.P./Star Gas Finance Co.
	Series B
	10.25%, due 2/15/13			22,000	22,440
	Toys "R" Us, Inc.
	7.625%, due 8/1/11			40,000	31,600
	Wal-Mart Stores, Inc.
	4.50%, due 7/1/15			50,000	49,400
	6.50%, due 8/15/37			815,000	854,754
					1,709,891

	Savings & Loans (0.2%)
	Washington Mutual Bank
	5.95%, due 5/20/13			1,375,000	1,253,944

	Telecommunications (0.4%)
	GCI, Inc.
	7.25%, due 2/15/14			85,000	72,250
	Intelsat Corp.
	9.00%, due 6/15/16			90,000	89,325
	iPCS, Inc.
	5.364%, due 5/1/13		(a)	35,000	31,150
	Lucent Technologies, Inc.
	6.45%, due 3/15/29			530,000	426,650
	Nextel Communications, Inc.
	Series D
	7.375%, due 8/1/15			300,000	274,436
	PAETEC Holding Corp.
	9.50%, due 7/15/15		(b)	70,000	65,275
	PanAmSat Corp.
	9.00%, due 8/15/14			37,000	36,723
	Qwest Communications International, Inc.
	7.25%, due 2/15/11			70,000	69,300
	Qwest Corp.
	7.125%, due 11/15/43			20,000	18,200
	7.25%, due 9/15/25			45,000	42,300
	7.50%, due 10/1/14			145,000	145,725
	8.875%, due 3/15/12			30,000	31,688
	Verizon Virginia, Inc.
	Series A
	4.625%, due 3/15/13			1,112,000	1,088,098
					2,391,120

	Textiles (0.0%)		‡
	INVISTA
	9.25%, due 5/1/12		(b)	80,000	81,400

	Transportation (0.2%)
	Atlantic Express Transportation Corp.
	12.455%, due 4/15/12		(a)	70,000	49,000
	Swift Transportation Co.
	12.50%, due 5/15/17		(b) (f)	75,000	29,625
	Union Pacific Corp.
	3.625%, due 6/1/10			1,000,000	990,410
					1,069,035

	Trucking & Leasing (0.0%)		‡
	Greenbrier Cos., Inc.
	8.375%, due 5/15/15			85,000	77,138

	Total Corporate Bonds
	(Cost $42,496,527)				41,337,963

	Foreign Bonds (2.6%)
	Banks (0.1%)
	ATF Capital B.V.
	9.25%, due 2/21/14		(b)	460,000	464,600

	Beverages (0.1%)
	Coca-Cola HBC Finance B.V.
	5.125%, due 9/17/13			430,000	439,611

	Building Materials (0.1%)
	Asia Aluminum Holdings, Ltd.
	8.00%, due 12/23/11		(b)	645,000	595,013

	Commercial Services (0.0%)		‡
	Quebecor World, Inc.
	9.75%, due 1/15/15		(b) (e) (f)	110,000	52,250

	Diversified Financial Services (0.3%)
	Lukoil International Finance B.V.
	6.356%, due 6/7/17		(b)	1,180,000	1,123,950
	TNK-BP Finance S.A.
	7.50%, due 7/18/16		(b)	470,000	455,900
					1,579,850

	Electric (0.1%)
	Intergen N.V.
	9.00%, due 6/30/17		(b)	215,000	224,138
	SP PowerAssets, Ltd.
	5.00%, due 10/22/13		(b)	625,000	608,103
					832,241

	Electronics (0.0%)		‡
	NXP B.V./NXP Funding LLC
	7.875%, due 10/15/14			265,000	242,806
	9.50%, due 10/15/15		(f)	75,000	65,531
					308,337

	Foreign Sovereign (0.6%)
	Republic of Argentina
	8.28%, due 12/31/33			565,711	521,019
	Republic of Panama
	7.125%, due 1/29/26			1,000,000	1,061,000
	United Mexican States
	5.625%, due 1/15/17			1,144,000	1,182,896
	8.125%, due 12/30/19			740,000	913,530
					3,678,445

	Forest Products & Paper (0.0%)		‡
	Bowater Canada Finance
	7.95%, due 11/15/11			20,000	15,550
	Catalyst Paper Corp.
	7.375%, due 3/1/14			100,000	74,250
					89,800

	Health Care-Products (0.0%)		‡
	FMC Finance III S.A.
	6.875%, due 7/15/17		(b)	220,000	220,000

	Holding Companies - Diversified (0.1%)
	Hutchison Whampoa International, Ltd.
	6.50%, due 2/13/13		(b)	650,000	689,657

	Household Products & Wares (0.1%)
	Controladora Mabe S.A. de C.V.
	6.50%, due 12/15/15		(b)	205,000	204,488
	6.50%, due 12/15/15			300,000	299,250
					503,738

	Insurance (0.1%)
	Nippon Life Insurance Co.
	4.875%, due 8/9/10		(b)	340,000	348,781

	Media (0.2%)
	BSKYB Finance UK PLC
	6.50%, due 10/15/35		(b)	1,130,000	1,115,289
	CanWest MediaWorks, Inc.
	8.00%, due 9/15/12			41,000	38,848
	CanWest MediaWorks, L.P.
	9.25%, due 8/1/15		(b)	120,000	113,400
	Quebecor Media, Inc.
	7.75%, due 3/15/16			15,000	13,913
	Videotron Ltee
	6.375%, due 12/15/15			75,000	69,938
					1,351,388

	Mining (0.2%)
	Corporacion Nacional del Cobre-Codelco, Inc.
	4.75%, due 10/15/14		(b)	557,000	544,294
	Vale Overseas, Ltd.
	6.875%, due 11/21/36			85,000	78,735
	8.25%, due 1/17/34			310,000	333,331
					956,360

	Miscellaneous - Manufacturing (0.1%)
	Siemens Financieringsmaatschappij N.V.
	6.125%, due 8/17/26		(b)	700,000	691,815

	Oil & Gas (0.3%)
	Citic Resources Finance, Ltd.
	6.75%, due 5/15/14		(b)	200,000	185,500
	Ras Laffan Liquefied Natural Gas Co., Ltd. III
	6.332%, due 9/30/27		(b)	1,510,000	1,425,697
					1,611,197

	Pharmaceuticals (0.0%)		‡
	Angiotech Pharmaceuticals, Inc.
	8.874%, due 12/1/13		(a)	60,000	54,000

	Telecommunications (0.2%)
	Millicom International Cellular S.A.
	10.00%, due 12/1/13			65,000	68,413
	Nortel Networks, Ltd.
	10.75%, due 7/15/16			70,000	70,700
	Rogers Wireless, Inc.
	9.625%, due 5/1/11			275,000	313,116
	Satelites Mexicanos S.A. de C.V.
	13.58%, due 11/30/11		(a)	85,000	84,839
	Telefonos de Mexico S.A. de C.V.
	5.50%, due 1/27/15			690,000	682,548
					1,219,616

	Transportation (0.0%)		‡
	Kansas City Southern de Mexico S.A. de C.V.
	7.375%, due 6/1/14		(b)	30,000	28,500

	Total Foreign Bonds
	(Cost $16,122,791)				15,715,199

	Foreign Corporate Bond (0.1%)
	Health Care-Products (0.1%)
	Covidien International Finance S.A.
	6.00%, due 10/15/17		(b)	560,000	581,366

	Total Foreign Corporate Bond
	(Cost $559,600)				581,366

	Loan Assignments & Participations (0.2%)		(h)
	Chemicals (0.0%)		‡
	Talecris Biotherapeutics, Inc.
	2nd Lien Term Loan
	11.38%, due 12/6/14			115,000	113,634

	Healthcare, Education & Childcare (0.1%)
	HCA, Inc.
	Term Loan B
	7.08%, due 11/18/13			247,500	228,183

	Media (0.0%)		‡
	Nielsen Finance LLC
	Dollar Term Loan
	6.964%, due 8/9/13			98,750	90,933

	Mining (0.0%)		‡
	BHM Technologies LLC
	1st Lien Term Loan
	10.529%, due 7/21/13			176,936	92,597

	Real Estate (0.1%)
	Building Materials Corp. of America
	2nd Lien Term Loan
	9.563%, due 9/15/14			100,000	66,500
	Community Health Systems, Inc.
	New Term Loan B
	7.331%, due 7/5/14			191,785	176,405
	Green Valley Ranch Gaming LLC
	1st Lien Term Loan B
	6.992%, due 2/16/14			95,614	84,140
	LNR Property Corp.
	Initial Tranche B Term Loan
	7.63%, due 7/12/11			210,000	192,150
	Rental Services Corp.
	2nd Lien Term Loan
	8.15%, due 11/30/13			79,584	67,381
	Town Sports International, Inc.
	Term Loan
	6.938%, due 2/27/14			99,250	88,829
	Transfirst Holdings, Inc.
	Term Loan B
	7.58%, due 6/14/14			99,500	88,555
					763,960

	Retail (0.0%)		‡
	Toys "R" Us (Delaware), Inc.
	Term Loan
	9.411%, due 1/19/13			140,000	131,717

	Total Loan Assignments & Participations
	(Cost $1,649,098)				1,421,024

	Mortgage-Backed Securities (2.0%)
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) (2.0%)
	Banc of America Commercial Mortgage, Inc.
	Series 2005-5, Class A2
	5.001%, due 10/10/45			1,175,000	1,171,532
	Bayview Commercial Asset Trust
	Series 2006-4A, Class A1
	3.606%, due 12/25/36		(a) (b) (c)	448,198	419,752
	Citigroup Commercial Mortgage Trust
	Series 2004-C2, Class A5
	4.733%, due 10/15/41			1,145,000	1,111,234
	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2005-CD1, Class A4
	5.225%, due 7/15/44		(a)	990,000	1,001,471
	Four Times Square Trust
	Series 2006-4TS, Class A
	5.401%, due 12/13/28		(b)	860,000	805,510
	LB-UBS Commercial Mortgage Trust
	Series 2004-C2, Class A2
	3.246%, due 3/15/29			1,555,000	1,533,954
	Series 2004-C7, Class A1
	3.625%, due 10/15/29			665,294	659,312
	Series 2005-C7, Class A4
	5.197%, due 11/15/30			1,173,000	1,175,649
	Merrill Lynch Mortgage Trust
	Series 2004-MKB1, Class A1
	3.563%, due 2/12/42			529,374	525,486
	Series 2004-BPC1, Class A5
	4.855%, due 10/12/41			2,240,000	2,191,715
	Mortgage Equity Conversion Asset Trust
	Series 2007-FF2, Class A
	3.73%, due 2/25/42		(a) (b) (c) (i)	830,000	792,907
	Timberstar Trust
	Series 2006-1, Class A
	5.668%, due 10/15/36		(b) (i)	280,000	284,799
	Wachovia Bank Commercial Mortgage Trust
	Series 2004-C14, Class A1
	3.477%, due 8/15/41			218,223	216,101

	Total Mortgage-Backed Securities
	(Cost $12,100,127)				11,889,422

	Municipal Bonds (0.2%)
	Texas (0.1%)
	Harris County Texas Industrial Development Corp.
	Solid Waste Deer Park
	5.683%, due 3/1/23		(a)	660,000	689,878

	West Virginia (0.1%)
	Tobacco Settlement Finance Authority of West Virginia
	7.467%, due 6/1/47			680,000	646,428

	Total Municipal Bonds
	(Cost $1,340,000)				1,336,306

	U.S. Government & Federal Agencies (24.6%)

	Fannie Mae (Collateralized Mortgage Obligation) (0.1%)
	Series 2006-B1, Class AB
	6.00%, due 6/25/16			739,542	753,137

	Fannie Mae Grantor Trust (Collateralized Mortgage Obligation) (0.0%)		‡
	Series 1998-M6, Class A2
	6.32%, due 8/15/08		(j)	118,628	119,043

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) (3.8%)
	3.00%, due 8/1/10			502,486	494,604
	4.297%, due 3/1/35		(a)	1,365,322	1,376,789
	5.00%, due 8/1/33			1,431,387	1,427,474
❖	5.50%, due 1/1/21			6,400,097	6,551,887
❖	5.50%, due 7/1/34			6,973,957	7,073,413
	5.50%, due 1/1/36			1,405,634	1,423,895
	5.50%, due 9/1/36			2,416,712	2,447,551
	6.00%, due 3/1/36			2,166,646	2,223,535
					23,019,148

	Federal National Mortgage Association (3.5%)
	4.625%, due 5/1/13			5,715,000	5,943,480
	5.125%, due 1/2/14			810,000	855,608
	5.25%, due 8/1/12			2,425,000	2,584,657
❖	6.25%, due 2/1/11			7,165,000	7,789,659
	6.625%, due 9/15/09			3,845,000	4,082,975
					21,256,379

	Federal National Mortgage Association (Mortgage Pass-Through Securities) (9.0%)
	4.50%, due 4/1/18			1,061,897	1,065,632
	4.50%, due 7/1/18			3,802,988	3,816,362
	4.50%, due 11/1/18			4,940,010	4,957,383
	5.00%, due 9/1/20			354,832	359,859
	5.00%, due 10/1/20			355,222	360,255
	5.00%, due 12/1/20			709,586	719,639
	5.00%, due 7/1/35			5,629,878	5,609,602
	5.00%, due 2/1/36			971,406	975,480
	5.00%, due 5/1/36			2,518,743	2,509,672
	5.00%, due 6/1/36			120,449	119,970
	5.50%, due 4/1/21			3,545,489	3,633,163
	5.50%, due 6/1/21			3,009,961	3,083,720
❖	5.50%, due 6/1/33			8,597,390	8,727,074
	5.50%, due 11/1/33			1,497,488	1,520,080
	5.50%, due 12/1/33			1,290,836	1,310,310
	5.50%, due 6/1/34			2,048,137	2,077,843
	6.00%, due 1/1/33			994,489	1,023,433
	6.00%, due 3/1/33			1,042,897	1,072,686
	6.00%, due 9/1/34			1,083,820	1,114,030
	6.00%, due 9/1/35			3,770,865	3,875,361
	6.00%, due 10/1/35			2,559,850	2,629,428
	6.50%, due 2/13/08	TBA	(k)	1,180,000	1,224,061
	6.50%, due 6/1/31			501,674	523,794
	6.50%, due 8/1/31			396,658	414,148
	6.50%, due 10/1/31			269,520	281,404
	6.50%, due 2/1/38	TBA	(k)	1,425,000	1,478,882
					54,483,271

	Freddie Mac (Collateralized Mortgage Obligation) (0.1%)
	Series 2632, Class NH
	3.50%, due 6/15/13			834,363	825,844

	Government National Mortgage Association (Mortgage Pass-Through Securities) (0.9%)
	5.00%, due 3/15/36			2,226,397	2,231,734
	6.00%, due 4/15/29			1,131,361	1,172,866
	6.00%, due 8/15/32			1,683,682	1,742,726
					5,147,326

	United States Treasury Bonds (1.8%)
	6.00%, due 2/15/26			335,000	405,010
	6.25%, due 8/15/23			1,700,000	2,088,477
❖	6.25%, due 5/15/30		(f)	6,670,000	8,468,819
	6.875%, due 8/15/25			125,000	164,473
					11,126,779

	United States Treasury Notes (5.4%)
	3.875%, due 9/15/10		(f)	5,255,000	5,476,698
	3.875%, due 2/15/13			80,000	83,956
	4.25%, due 11/15/14			2,430,000	2,582,065
	4.75%, due 5/31/12		(f)	2,810,000	3,043,362
	4.75%, due 8/15/17		(f)	5,355,000	5,829,421
❖	4.875%, due 7/31/11		(f)	6,790,000	7,336,385
❖	4.875%, due 8/15/16		(f)	7,255,000	7,957,262
					32,309,149

	Total U.S. Government & Federal Agencies
	(Cost $143,674,684)				149,040,076

	Yankee Bonds (0.1%)		(l)
	Forest Products & Paper (0.0%)		‡
	Smurfit Capital Funding PLC
	7.50%, due 11/20/25			185,000	170,200

	Insurance (0.0%)		‡
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18		(f)	35,000	32,900
	8.30%, due 4/15/26		(f)	20,000	19,100
					52,000

	Pipelines (0.1%)
	TransCanada Pipelines, Ltd.
	6.35%, due 5/15/67		(a)	200,000	186,232

	Total Yankee Bonds
	(Cost $418,750)				408,432

	Total Long-Term Bonds
	(Cost $230,840,112)				233,691,167

				Shares
	Exchange Traded Funds (0.4%)
	iShares MSCI EAFE Index Fund		(m) (n)	5,100	368,679
	Ultra Financials Proshares		(m)	27,200	1,111,120
	iShares MSCI Japan Index Fund		(m)	14,300	182,468
	Vanguard Europe Pacific ETF		(m)	16,450	728,735
	Total Exchange Traded Funds
	(Cost $2,361,612)				2,391,002

	Common Stocks (54.9%)
	Aerospace & Defense (1.4%)
	Cobham PLC			17,617	64,613
	L-3 Communications Holdings, Inc.			23,200	2,571,256
	Northrop Grumman Corp.			27,000	2,142,720
	Rolls-Royce Group PLC		(o)	34,670	327,466
	United Technologies Corp.			41,800	3,068,538
					8,174,593

	Agriculture (0.0%)		‡
	Geberit A.G.			1,070	148,529

	Airlines (0.0%)		‡
	Northwest Airlines, Inc.		(o)	2,525	47,243

	Apparel (0.6%)
	Burberry Group PLC			7,350	63,989
	Coach, Inc.		(o)	55,000	1,762,750
	Polo Ralph Lauren Corp.			18,700	1,133,033
	Puma A.G. Rudolf Dassler Sport			1,647	594,577
	Yue Yuen Industrial Holdings, Ltd.			6,500	19,028
					3,573,377

	Auto Manufacturers (0.0%)		‡
	Bayerische Motoren Werke A.G.			1,425	78,830
	Toyota Motor Corp.			700	38,089
					116,919

	Banks (1.5%)
	Banco Popular Espanol S.A.			4,000	61,800
	Bank of America Corp.			78,904	3,499,392
	Bank of Ireland			2,500	36,441
	Bank of New York Mellon Corp. (The)			33,032	1,540,282
	Lloyds TSB Group PLC			20,400	179,615
	PNC Financial Services Group, Inc.			35,200	2,309,824
	Svenska Handelsbanken Class A			6,500	182,050
	U.S. Bancorp			29,500	1,001,525
					8,810,929

	Beverages (0.4%)
	C&C Group PLC			30,152	196,743
	Coca-Cola Co. (The)			17,000	1,005,890
	Diageo PLC			15,900	319,887
	Hansen Natural Corp.		(f) (o)	22,100	852,176
					2,374,696

	Biotechnology (1.5%)
	Actelion, Ltd. Registered		(o)	1,241	61,989
	Amgen, Inc.		(o)	23,300	1,085,547
	Celgene Corp.		(o)	39,000	2,188,290
	Genentech, Inc.		(o)	32,600	2,288,194
	Gilead Sciences, Inc.		(o)	68,900	3,148,041
	United Therapeutics Corp.		(o)	6,900	579,462
					9,351,523

	Capital Markets (0.2%)
	Affiliated Managers Group, Inc.		(f) (o)	12,100	1,189,551

	Chemicals (1.3%)
	E.I. du Pont de Nemours & Co.			42,000	1,897,560
	Monsanto Co.			10,000	1,124,400
	Mosaic Co. (The)		(o)	19,300	1,756,493
	Praxair, Inc.			35,700	2,888,487
					7,666,940

	Commercial Banks (0.3%)
	Banco Popolare S.p.A.		(o)	3,100	61,967
	DBS Group Holdings, Ltd.			14,000	175,348
	Intesa Sanpaolo S.p.A.			23,300	166,447
	Wells Fargo & Co.			41,600	1,414,816
					1,818,578

	Commercial Services (0.0%)		‡
	Randstad Holdings N.V.		(f)	6,573	252,664

	Commercial Services & Supplies (0.0%)		‡
	Michael Page International PLC			13,700	70,592

	Communications Equipment (0.8%)
	Corning, Inc.			66,700	1,605,469
	Harris Corp.			32,800	1,793,832
	Research In Motion, Ltd.		(o)	16,800	1,577,184
					4,976,485

	Computers (3.1%)
	Apple, Inc.		(o)	37,400	5,062,464
	Cognizant Technology Solutions Corp. Class A		(o)	38,400	1,071,360
	Hewlett-Packard Co.			96,600	4,226,250
❖	International Business Machines Corp.			60,300	6,472,602
	Network Appliance, Inc.		(o)	55,600	1,291,032
	OBIC Co., Ltd.			2,220	417,558
	Otsuka Corp.			1,300	102,167
	TietoEnator OYJ			7,010	130,707
					18,774,140

	Computers & Peripherals (0.4%)
	EMC Corp.		(o)	143,200	2,272,584

	Distributors (0.1%)
	LKQ Corp.		(o)	42,800	765,692

	Diversified Financial Services (3.0%)
	AWD Holding A.G.			10,725	472,886
	Citigroup, Inc.			50,000	1,411,000
	Fannie Mae			27,100	917,606
	Goldman Sachs Group, Inc. (The)			24,200	4,858,634
	IntercontinentalExchange, Inc.		(o)	26,600	3,722,936
	JPMorgan Chase & Co.			52,144	2,479,447
	Merrill Lynch & Co., Inc.			38,100	2,148,840
	MLP A.G.		(f)	17,000	268,140
	Morgan Stanley			29,800	1,473,014
	Provident Financial PLC			14,445	235,360
					17,987,863

	Diversified Telecommunication Services (0.0%)		‡
	Telekom Austria A.G.			2,400	66,973

	Electric (1.5%)
	CenterPoint Energy, Inc.			180,100	2,883,401
	Enel S.p.A.			31,500	351,367
	FirstEnergy Corp.			24,600	1,752,012
	NRG Energy, Inc.		(o)	93,300	3,600,447
	Scottish & Southern Energy PLC			1,300	39,501
	Terna S.p.A.			34,500	144,831
					8,771,559

	Electrical Components & Equipment (0.0%)		‡
	Ultra Electronics Holdings			600	13,244

	Electrical Equipment (0.7%)
	General Cable Corp.		(f) (o)	42,300	2,453,823
	Roper Industries, Inc.			30,900	1,727,928
					4,181,751

	Electronics (1.6%)
	Amphenol Corp. Class A			100,600	4,017,964
	Barco N.V.			3,737	263,900
	Hoya Pentax HD Corp.			3,500	95,408
	Keyence Corp.			400	85,237
	Mabuchi Motor Co., Ltd.			800	44,414
	Thermo Fisher Scientific, Inc.		(o)	101,200	5,210,788
	Venture Corp., Ltd.			17,000	125,677
					9,843,388

	Energy Equipment & Services (0.5%)
	Transocean, Inc.		(o)	24,907	3,053,598

	Entertainment (0.1%)
	OPAP S.A.			20,200	706,397

	Environmental Control (0.0%)		‡
	Munters AB			11,850	127,527

	Food (1.0%)
	General Mills, Inc.			39,800	2,173,478
	Kroger Co. (The)			80,800	2,056,360
	Nestle S.A. Registered			1,935	864,814
	Tesco PLC			143,600	1,198,094
					6,292,746

	Gas (0.2%)
	Snam Rete Gas S.p.A.			156,977	1,041,102
	Tokyo Gas Co., Ltd.			30,000	139,793
					1,180,895

	Health Care Equipment & Supplies (1.2%)
	Alcon, Inc.			190	26,980
	Becton, Dickinson & Co.			32,600	2,820,878
	C.R. Bard, Inc.			9,200	888,444
	Hologic, Inc.		(f) (o)	54,800	3,526,928
	Synthes, Inc.			130	16,611
					7,279,841

	Health Care Providers & Services (0.9%)
	Aetna, Inc.			31,800	1,693,668
	Medco Health Solutions, Inc.		(o)	37,400	1,872,992
	WellPoint, Inc.		(o)	21,800	1,704,760
					5,271,420

	Health Care-Products (0.4%)
	Johnson & Johnson			35,500	2,245,730

	Health Care-Services (1.1%)
	Humana, Inc.		(o)	58,000	4,657,400
	UnitedHealth Group, Inc.			38,400	1,952,256
					6,609,656

	Hotels, Restaurants & Leisure (0.5%)
	International Game Technology			68,400	2,918,628

	Household Products (0.3%)
	Colgate-Palmolive Co.			13,700	1,054,900
	Henkel KGaA			500	22,888
	Kimberly-Clark Corp.			10,000	656,500
					1,734,288

	Insurance (2.6%)
	Assicurazioni Generali S.p.A.			2,800	119,577
	Assurant, Inc.			57,200	3,711,708
	Fondiaria-Sai S.p.A.			2,360	97,270
	Friends Provident PLC			20,400	56,509
	Genworth Financial, Inc. Class A			101,800	2,477,812
	Hannover Rueckversicherung A.G.			15,675	701,291
	Hartford Financial Services Group, Inc.			33,800	2,730,026
	ING Groep N.V.			5,250	170,919
	Prudential Financial, Inc.			65,900	5,559,983
					15,625,095

	Internet (1.2%)
	Akamai Technologies, Inc.		(o)	68,600	2,071,720
	Google, Inc. Class A		(o)	9,600	5,417,280
					7,489,000

	Internet Software & Services (0.3%)
	Equinix, Inc.		(f) (o)	22,100	1,669,213

	Iron & Steel (0.3%)
	Allegheny Technologies, Inc.			28,900	2,034,560

	IT Services (0.0%)		‡
	Infosys Technologies, Ltd., Sponsored ADR		(f) (p)	2,200	91,080

	Leisure Time (0.4%)
	Carnival Corp.			43,800	1,948,662
	Harley-Davidson, Inc.			12,800	519,424
					2,468,086

	Machinery (0.7%)
	Caterpillar, Inc.			18,500	1,316,090
	Danaher Corp.			19,300	1,436,885
	Terex Corp.		(o)	23,900	1,404,364
					4,157,339

	Machinery - Diversified (0.0%)		‡
	Rheinmetall A.G.			3,079	220,559

	Media (0.9%)
	Antena 3 de Television S.A.		(f)	18,100	255,003
	DIRECTV Group, Inc. (The)		(o)	114,500	2,585,410
	Gannett Co., Inc.			1,600	59,200
	M6-Metropole Television			7,100	175,477
	MediaSet S.p.A.			110,810	977,148
	Reed Elsevier N.V.			45,317	827,924
	Societe Television Francaise 1			19,820	501,515
	Vivendi S.A.			1,900	76,459
					5,458,136

	Metal Fabricate & Hardware (0.8%)
	Assa Abloy AB Class B			6,700	116,952
	MISUMI Group, Inc.		(f)	1,700	27,573
	Precision Castparts Corp.			39,200	4,460,960
					4,605,485

	Metals & Mining (0.3%)
	Freeport-McMoRan Copper & Gold, Inc. Class B			14,300	1,273,129
	Nucor Corp.			10,000	578,000
					1,851,129

	Mining (0.9%)
	Alcoa, Inc.			22,800	754,680
	Southern Copper Corp.		(f)	45,000	4,222,800
	Teck Cominco, Ltd. Class B			20,600	672,384
					5,649,864

	Miscellaneous - Manufacturing (0.4%)
	Honeywell International, Inc.			26,800	1,583,076
	Pentair, Inc.			26,100	828,936
	Siemens A.G.		(f)	640	82,927
					2,494,939

	Multiline Retail (0.3%)
	Target Corp.			31,900	1,773,002

	Office & Business Equipment (0.2%)
	Canon, Inc.			10,500	453,194
	Neopost S.A.			2,235	227,467
	RICOH Co., Ltd.			27,000	421,665
					1,102,326

	Office Electronics (0.0%)		‡
	Canon, Inc., Sponsored ADR		(p)	1,400	59,598

	Oil & Gas (2.9%)
	Chevron Corp.			23,600	1,994,200
	ConocoPhillips			45,800	3,678,656
	Diamond Offshore Drilling, Inc.			9,900	1,118,007
	ExxonMobil Corp.			30,600	2,643,840
	Hess Corp.			11,000	999,130
	Royal Dutch Shell PLC Class A, ADR		(p)	4,350	310,634
	Suncor Energy, Inc.			19,800	1,860,804
	Total S.A.			5,550	402,572
	Valero Energy Corp.			13,000	769,470
	XTO Energy, Inc.			66,275	3,442,324
					17,219,637

	Oil & Gas Services (2.1%)
	Baker Hughes, Inc.			21,700	1,408,981
	Cameron International Corp.		(o)	76,300	3,071,838
	Halliburton Co.			65,100	2,159,367
	National Oilwell Varco, Inc.		(o)	64,400	3,878,812
	Smith International, Inc.			37,300	2,022,033
					12,541,031

	Oil, Gas & Consumable Fuels (0.4%)
	BP PLC, Sponsored ADR		(p)	9,700	618,375
	ENI S.p.A.			11,400	367,402
	Frontier Oil Corp.			35,500	1,252,085
					2,237,862

	Personal Products (0.2%)
	Avon Products, Inc.			30,000	1,050,600

	Pharmaceuticals (1.6%)
	Barr Pharmaceuticals, Inc.		(o)	30,900	1,612,671
	Merck & Co., Inc.			31,800	1,471,704
	Novartis A.G. Registered			6,800	344,110
	Novartis A.G., ADR		(p)	4,100	207,501
	Roche Holding A.G. Genusscheine			4,850	878,718
	Schering-Plough Corp.			135,400	2,649,778
	Takeda Pharmaceutical Co., Ltd.			1,600	97,169
	Teva Pharmaceutical Industries, Ltd.,
	Sponsored ADR		(p)	29,300	1,348,972
	Wyeth			23,000	915,400
					9,526,023

	Pipelines (0.5%)
	Williams Cos., Inc.			102,800	3,286,516

	Retail (4.9%)
	Abercrombie & Fitch Co. Class A			41,800	3,331,042
	AutoZone, Inc.		(o)	26,200	3,167,056
	CVS Caremark Corp.			99,800	3,899,186
	Home Depot, Inc. (The)			32,700	1,002,909
	J.C. Penney Co., Inc.			51,700	2,451,097
	Kohl's Corp.		(o)	78,600	3,587,304
	Lowe's Cos., Inc.			97,200	2,569,968
	Nordstrom, Inc.			24,100	937,490
	Ryohin Keikaku Co., Ltd.			3,900	239,313
❖	TJX Cos., Inc.			204,500	6,454,020
	Wal-Mart Stores, Inc.			33,600	1,709,568
					29,348,953

	Semiconductors (2.4%)
	ARM Holdings PLC			30,500	71,361
	Intel Corp.			222,100	4,708,520
	MEMC Electronic Materials, Inc.		(o)	70,000	5,002,200
	NVIDIA Corp.		(o)	115,400	2,837,686
	ROHM Co., Ltd.			1,100	81,051
	Texas Instruments, Inc.			67,100	2,075,403
					14,776,221

	Software (1.9%)
❖	Microsoft Corp.			207,600	6,767,760
	Nintendo Co., Ltd.			100	49,990
	Oracle Corp.		(o)	237,000	4,870,350
	Temenos Group A.G.		(o)	2,788	66,322
					11,754,422

	Telecommunications (2.8%)
	AT&T, Inc.			153,000	5,888,970
	Cisco Systems, Inc.		(o)	150,600	3,689,700
	Nokia OYJ, Sponsored ADR		(p)	42,900	1,585,155
	NTT DoCoMo, Inc., Sponsored ADR		(p)	30,000	475,200
	Sprint Nextel Corp.			42,100	443,313
	Telecom Italia S.p.A.			178,300	410,862
	Telefonaktiebolaget LM Ericsson Class B			234,400	531,154
	Telefonaktiebolaget LM Ericsson, Sponsored ADR		(p)	3,000	68,160
	Verizon Communications, Inc.			99,400	3,860,696
					16,953,210

	Tobacco (0.2%)
	Altria Group, Inc.			13,800	1,046,316

	Transportation (0.6%)
	Norfolk Southern Corp.			54,000	2,937,060
	TNT N.V.			23,300	863,093
					3,800,153

	Wireless Telecommunication Services (0.5%)
	American Tower Corp. Class A		(o)	39,700	1,489,941
	Mobistar S.A.			1,400	131,762
	SBA Communications Corp. Class A		(o)	32,800	971,208
	Vodafone Group PLC, ADR		(p)	12,100	421,080
					3,013,991

	Total Common Stocks
	(Cost $316,192,570)				331,974,885

	Convertible Preferred Stocks (0.1%)
	Commercial Banks (0.1%)
	Bank of America Corp.
	7.25%			250	280,500

	Software (0.0%)		‡
	QuadraMed Corp.
	5.50%		(b) (c) (q)	10,700	219,350

	Total Convertible Preferred Stocks
	(Cost $517,500)				499,850

	Preferred Stocks (0.1%)
	Real Estate Investment Trusts (0.0%)		‡
	Sovereign Real Estate Investment Corp.
	12.00%		(b) (c)	100	129,250

	Federal Agency (0.1%)
	Fannie Mae
	8.25%			21,000	554,820

	Total Preferred Stocks
	(Cost $677,250)				684,070

				Number of
				Warrants
	Warrants (0.1%)
	Airlines (0.1%)
	Ryanair Holdings PLC
	Strike Price €0.000001
	Expire 3/21/08		(b) (o)	106,203	612,463

	Total Warrants
	(Cost $729,066)				612,463

				Principal
				Amount
	Short-Term Investments (12.7%)

	Commercial Paper (4.7%)
	Abbey National North America LLC
	3.00%, due 2/7/08			$4,000,000	3,998,000
	AIG Funding, Inc.
	3.00%, due 2/5/08			7,580,000	7,577,473
	American General Finance Corp.
	3.04%, due 2/5/08			3,000,000	2,998,987
	Caterpillar Financial Services Corp.
	3.08%, due 2/11/08			4,700,000	4,695,979
	Deutsche Bank Financial LLC
	3.10%, due 2/1/08			4,160,000	4,160,000
	National Australia Funding Delaware, Inc.
	3.14%, due 2/6/08		(b)	5,000,000	4,997,819
	Total Commercial Paper
	(Cost $28,428,258)				28,428,258

				Shares
	Investment Company (7.5%)
	State Street Navigator Securities Lending Prime Portfolio		(r)	45,434,982	45,434,982
	Total Investment Company
	(Cost $45,434,982)				45,434,982

				Principal
				Amount
	U.S. Government (0.5%)
	United States Treasury Bills
	1.51%, due 2/28/08			$500,000	499,434
	2.00%, due 2/21/08			500,000	499,444
	3.012%, due 2/14/08		(f)	1,000,000	998,912
	3.342%, due 2/7/08		(f)	1,200,000	1,199,332
	Total U.S. Government
	(Cost $3,197,122)				3,197,122

	Total Short-Term Investments
	(Cost $77,060,362)				77,060,362

	Total Investments
	(Cost $628,378,472)		(s)	106.9%	646,913,799
	Liabilities in Excess of
	Cash and Other Assets			(6.9)	(41,957,627)

	Net Assets			100.0%	$604,956,172

				Number of
				Contracts
	Total Written Options (0.0%)		‡
	Written Put Option (0.0%)		‡
	Computers & Peripherals (0.0%)		‡
	Hewlett-Packard Co.
	Strike Price $37.50
	Expire 5/17/08			(160)	$(16,800)

	Total Written Put Option
	(Premiums Received $28,320)				(16,800)

	Written Call Option (0.0%)		‡
	Capital Markets (0.0%)		‡
	Bank of New York Mellon Corp.
	Strike Price $52.50
	Expire 6/21/08			(330)	(62,700)

	Total Written Call Option
	(Premiums Received $65,009)				(62,700)

	Total Written Options
	(Premiums Received $93,329)				$(79,500)

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
❖	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
†††
All of the Fund's liquid assets are "earmarked" to cover potential senior securities transactions, which may include, but are not limited to, swaps, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's potential senior securities holdings to ensure proper coverage for these transactions.

(a)	Floating rate. Rate shown is the rate in effect at January 31, 2008.
(b)	May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Illiquid security. The total market value of these securities at January 31, 2008 is $2,321,746, which represents 0.4% of the Fund's net assets.
(d)	Subprime mortgage investment. The total market value of these securities at January 31, 2008 is $1,282,360, which represents 0.2% of the Fund's net assets.
(e)	Issue in default.
(f)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $44,276,117; cash collateral of $45,434,982 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(g)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(h)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2008. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(i)	Fair valued security. The total market value of these securities at January 31, 2008 is $1,077,706, which represents 0.2% of the Fund's net assets.
(j)	ACES - Alternative Credit Enhancement Structure.
(k)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at January 31, 2008 is $2,702,943.

(l)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(m)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(n)	The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE) is an unmanaged index that is considered to be representative of the international stock market.
(o)	Non-income producing security.
(p)	ADR - American Depositary Receipt.
(q)	Restricted security.
(r)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(s)	At January 31, 2008, cost is $628,749,706 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation			$41,260,667
	Gross unrealized depreciation			(23,096,574)
	Net unrealized appreciation			$18,164,093

The following abbreviation is used in the above portfolio:
€ - Euro

MainStay Total Return Fund

Foreign Currency Forward Contracts held at January 31, 2008:

Foreign Currency Buy Contract:
		Contract	Contract
		Amount	Amount	Unrealized
Purchased			Sold	Depreciation
Euro vs. U.S. Dollar, expiring 2/1/08		€24,643	$36,730	$(94)

Foreign Currency held at January 31, 2008:
Currency			Cost	Value
Danish Krone	DKK	21,284	$4,171	$4,246
Euro		€109,163	161,353	162,292
Japanese Yen		¥65,004,701	593,718	611,261
Hong Kong Dollar	HKD	248,665	31,877	31,891
Pound Sterling		£5,543	11,016	11,023
Swiss Franc	CHF	484	445	448
			$802,580	$821,161

MainStay Total Return Fund
As of January 31, 2008, the Fund held restricted securities as follows:
Security	Date of Acquisition	Shares	Cost	1/31/08 Value	Percentage of Net Assets
QuadraMed Corp.
Convertible Preferred Stock	6/16/04	10,700	$267,500	$219,350	0.04%
			$267,500	$219,350	0.04%

	MainStay Value Fund
	Portfolio of Investments		†††	January 31, 2008 unaudited

				Shares	Value
	Common Stocks (97.2%)	†
	Aerospace & Defense (3.3%)
	Honeywell International, Inc.			149,600	$8,836,872
	Northrop Grumman Corp.			139,200	11,046,912
					19,883,784

	Air Freight & Logistics (1.1%)
	FedEx Corp.			71,800	6,711,864

	Biotechnology (1.1%)
	Amgen, Inc.	(a)		135,100	6,294,309

	Capital Markets (4.8%)
	Bank of New York Mellon Corp. (The)			193,478	9,021,879
	Goldman Sachs Group, Inc. (The)			48,630	9,763,445
	Merrill Lynch & Co., Inc.			76,800	4,331,520
	Morgan Stanley			120,600	5,961,258
					29,078,102

	Chemicals (1.9%)
	E.I. du Pont de Nemours & Co.			258,900	11,697,102

	Commercial Banks (4.0%)
❖	PNC Financial Services Group, Inc.			234,500	15,387,890
	Wells Fargo & Co.			246,600	8,386,866
					23,774,756

	Communications Equipment (1.5%)
	Nokia OYJ, Sponsored ADR	(b)		237,400	8,771,930

	Computers & Peripherals (2.0%)
	International Business Machines Corp.			114,100	12,247,494

	Diversified Financial Services (8.2%)
❖	Bank of America Corp.			440,926	19,555,068
❖	Citigroup, Inc.			575,266	16,234,007
❖	JPMorgan Chase & Co.			288,392	13,713,040
					49,502,115

	Diversified Telecommunication Services (5.6%)
❖	AT&T, Inc.			538,100	20,711,469
	Verizon Communications, Inc.			332,600	12,918,184
					33,629,653

	Electric Utilities (2.6%)
	Duke Energy Corp.			408,700	7,626,342
	FirstEnergy Corp.			113,100	8,054,982
					15,681,324

	Energy Equipment & Services (2.2%)
	Diamond Offshore Drilling, Inc.			54,700	6,177,271
	Transocean, Inc.	(a)		54,943	6,736,012
					12,913,283

	Food & Staples Retailing (6.1%)
❖	CVS Caremark Corp.			469,000	18,323,830
	Kroger Co. (The)			325,700	8,289,065
	Wal-Mart Stores, Inc.			198,900	10,120,032
					36,732,927

	Food Products (1.5%)
	General Mills, Inc.			168,300	9,190,863

	Health Care Providers & Services (2.9%)
	Quest Diagnostics, Inc.			105,500	5,203,260
	UnitedHealth Group, Inc.			237,700	12,084,668
					17,287,928

	Hotels, Restaurants & Leisure (1.3%)
	Carnival Corp.			176,700	7,861,383

	Household Products (1.4%)
	Kimberly-Clark Corp.			130,400	8,560,760

	Industrial Conglomerates (2.0%)
	General Electric Co.			344,100	12,184,581

	Insurance (5.2%)
	Genworth Financial, Inc. Class A			397,300	9,670,282
	Hartford Financial Services Group, Inc.			131,400	10,613,178
	Prudential Financial, Inc.			133,000	11,221,210
					31,504,670

	IT Services (1.4%)
	Affiliated Computer Services, Inc. Class A	(a)		166,900	8,136,375

	Machinery (0.9%)
	Pentair, Inc.			164,100	5,211,816

	Metals & Mining (3.5%)
	Alcoa, Inc.			146,100	4,835,910
	Freeport-McMoRan Copper & Gold, Inc. Class B			84,600	7,531,938
	Nucor Corp.			84,600	4,889,880
	Teck Cominco, Ltd. Class B			121,900	3,978,816
					21,236,544

	Multiline Retail (3.4%)
	Kohl's Corp.	(a)		119,100	5,435,724
	Nordstrom, Inc.	(c)		141,200	5,492,680
	Target Corp.			167,300	9,298,534
					20,226,938

	Oil, Gas & Consumable Fuels (12.7%)
❖	Chevron Corp.			190,504	16,097,588
	ConocoPhillips			166,100	13,341,152
❖	ExxonMobil Corp.			201,900	17,444,160
	Frontier Oil Corp.			174,700	6,161,669
	Hess Corp.			84,300	7,656,969
	Suncor Energy, Inc.			116,300	10,929,874
	Valero Energy Corp.			76,400	4,522,116
					76,153,528

	Pharmaceuticals (7.4%)
	Barr Pharmaceuticals, Inc.	(a)		146,200	7,630,178
❖	Johnson & Johnson			216,400	13,689,464
	Pfizer, Inc.			367,300	8,591,147
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	(b)		171,800	7,909,672
	Wyeth			174,500	6,945,100
					44,765,561

	Semiconductors & Semiconductor Equipment (3.8%)
❖	Intel Corp.			718,200	15,225,840
	Texas Instruments, Inc.			254,600	7,874,778
					23,100,618

	Specialty Retail (4.2%)
	Home Depot, Inc. (The)			179,600	5,508,332
	Lowe's Cos., Inc.			338,600	8,952,584
	TJX Cos., Inc.			346,200	10,926,072
					25,386,988

	Thrifts & Mortgage Finance (0.8%)
	Fannie Mae			134,900	4,567,714

	Wireless Telecommunication Services (0.4%)
	Sprint Nextel Corp.			249,100	2,623,023

	Total Common Stocks
	(Cost $517,150,896)				584,917,933

	Exchange Traded Fund (0.3%)
	Market Vectors Agribusiness	(a)		36,200	1,912,808
	Total Exchange Traded Fund
	(Cost $1,890,401)				1,912,808

				Principal
				Amount
	Short-Term Investments (2.3%)

	Commercial Paper (2.2%)
	AIG Funding, Inc.
	3.00%, due 2/5/08			$200,000	199,933
	Deutsche Bank Financial LLC
	3.10%, due 2/1/08			7,960,000	7,960,000
	Lloyds TSB Bank PLC
	3.10%, due 2/13/08			5,000,000	4,994,833
	Total Commercial Paper
	(Cost $13,154,766)				13,154,766

				Shares
	Investment Company (0.1%)
	State Street Navigator Securities Lending Prime Portfolio	(d)		536,902	536,902
	Total Investment Company
	(Cost $536,902)				536,902

	Total Short-Term Investments
	(Cost $13,691,668)				13,691,668

	Total Investments
	(Cost $532,732,965)	(e)		99.8%	600,522,409

	Cash and Other Assets,
	Less Liabilities			0.2	1,173,611

	Net Assets			100.0%	$601,696,020

				Number of
				Contracts
	Written Options (0.0%)	‡

	Written Call Option (0.0%)	‡
	Finance (0.0%)	‡
	Bank of New York Mellon Corp.
	Strike Price $52.50
	Expire 6/21/08			(650)	$(123,500)

	Total Written Call Option
	(Premiums Received $128,048)				(123,500)

	Written Put Option (0.0%)	‡
	Finance (0.0%)	‡
	Hewlett-Packard Co.
	Strike Price $37.50
	Expire 5/17/08			(920)	(96,600)

	Total Written Put Option
	(Premiums Received $162,837)				(96,600)

	Total Written Options
	(Premiums Received $290,885)				$(220,100)

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
❖	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
†††
All of the Fund's liquid assets are "earmarked" to cover potential senior securities transactions, which may include, but are not limited to, swaps, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's potential senior securities holdings to ensure proper coverage for these transactions.

(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $520,654; cash collateral of $536,902 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(d)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	At January 31, 2008, cost is $533,854,200 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation			$95,570,189
	Gross unrealized depreciation			(28,901,980)
	Net unrealized appreciation			$66,668,209

The MainStay Funds

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) JANUARY 31, 2008

SECURITIES VALUATION.

Debt securities are valued at prices supplied by a pricing agent or brokers selected by the Fund’s Manager, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund’s Manager, in consultation with a Fund’s Subadvisor, if any, to be representative of market values, at the regular close of trading of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business.

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange on each day the Funds are open for business (“valuation date”). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations. Options contracts are valued at the last posted settlement price on the market where such options are principally traded. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Loans are valued at the average of bid quotations obtained from a pricing service. The Trust has engaged an independent pricing service to provide market value quotations from dealers in loans. As of January 31, 2008, 100% of total investments in loans were valued based on prices from such services.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Portfolio securities of the Money Market and Principal Preservation Funds are valued at their amortized cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Funds’ Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: a security the trading for which has been halted or suspended; a debt security that has recently gone into default and for which there is not a current market quotation; a security of an issuer that has entered into a restructuring; a security that has been de-listed from a national exchange; a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund’s Manager or Subadvisor (if applicable), reflect the security’s market value; a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At January 31, 2008, the Convertible, Diversified Income, Government, Global High Income, High Yield Corporate Bond, MAP and Total Return Funds held securities with values of $915, $214,635, $1,604,921, $1,497,360, $19,134,567, $1,052,710 and $1,077,706, respectively, that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund’s NAV is calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have effected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Fund, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures.

Item 2. Controls and Procedures.

(a)    Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)    There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)    Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MAINSTAY FUNDS

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President

Date:	March 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President

Date:	March 27, 2008

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and
Accounting Officer

Date:	March 27, 2008